Lincoln Benefit Life Variable Life Account
Financial Statements as of December 31, 2020 and for the years ended December 31, 2020 and 2019, and Report of Independent Registered Public Accounting Firm

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Report of Independent Registered Public Accounting Firm
To the Board of Directors of Lincoln Benefit Life Company and Contract Owners of Lincoln Benefit Life Variable Life Account
Opinion on the Financial Statements
We have audited the accompanying statements of net assets of each of the subaccounts listed in the Appendix table below that comprise Lincoln Benefit Life Variable Life Account (the Separate Account), as of December 31, 2020, and the related statements of net assets, statements of operations and statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the Separate Account’s auditor since 2020.
Chicago, IL
March 30, 2021

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Appendix
Subaccounts comprising Variable Life Account

Subaccounts	statements of operations and statements of changes in net assets
Invesco V.I. Value Opportunities Fund - Series I	For the year ended December 31,2020
Invesco V.I. Core Equity Fund - Series I	For the year ended December 31,2020
Invesco V.I. Mid Cap Core Equity Fund - Series I	For the year ended December 31,2020
AllianceBernstein VPS Growth and Income Portfolio - Class A	For the year ended December 31,2020
AllianceBernstein VPS International Growth Portfolio - Class A	For the year ended December 31,2020
AllianceBernstein VPS International Value Portfolio - Class A	For the year ended December 31,2020
AllianceBernstein VPS Small Cap Growth Portfolio - Class A	For the year ended December 31,2020
AllianceBernstein VPS Small/Mid Cap Value Portfolio - Class A	For the year ended December 31,2020
DWS Equity 500 Index VIP - Class A	For the year ended December 31,2020
DWS Small Cap Index VIP - Class A	For the year ended December 31,2020
DWS Bond VIP - Class A	For the year ended December 31,2020
DWS Global Small Cap VIP - Class A	For the year ended December 31,2020
DWS Core Equity VIP - Class A	For the year ended December 31,2020
DWS International VIP - Class A	For the year ended December 31,2020
DWS Global Income Builder VIP - Class A	For the year ended December 31,2020
Federated Hermes Managed Volatility Fund II	For the year ended December 31,2020
Federated Hermes Fund for U.S. Government Securities II	For the year ended December 31,2020
Federated Hermes High Income Bond Fund II	For the year ended December 31,2020
Fidelity VIP Asset ManagerSM Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP ContrafundR Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP Equity-Income Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP Growth Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP Growth & Income Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP High Income Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP Index 500 Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP Index 500 Portfolio - Service Class	For the year ended December 31,2020
Fidelity VIP Investment Grade Bond Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP Mid Cap Portfolio - Initial Class	For the year ended December 31,2020

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Fidelity VIP Money Market Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP Overseas Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP Real Estate Portfolio - Initial Class	For the year ended December 31,2020
Fidelity VIP Value Strategies Portfolio - Initial Class	For the year ended December 31,2020
Franklin Income VIP Fund - Class 1	For the year ended December 31,2020
Franklin Small Cap Value VIP Fund - Class 1	For the year ended December 31,2020
Franklin Small-Mid Cap Growth VIP Fund - Class 1	For the year ended December 31,2020
Franklin Strategic Income VIP Fund - Class 1	For the year ended December 31,2020
Franklin U.S. Government Securities VIP Fund - Class 1	For the year ended December 31,2020
Franklin Mutual Global Discovery VIP Fund - Class 1	For the year ended December 31,2020
Franklin Mutual Shares VIP Fund - Class 1	For the year ended December 31,2020
Templeton Global Bond VIP Fund - Class 1	For the year ended December 31,2020
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	For the year ended December 31,2020
Morningstar Balanced ETF Asset Allocation Portfolio Class I	For the year ended December 31,2020
Morningstar Conservative ETF Asset Allocation Portfolio Class I	For the year ended December 31,2020
Morningstar Growth ETF Asset Allocation Portfolio Class I	For the year ended December 31,2020
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	For the year ended December 31,2020
Janus Henderson Series Balanced Portfolio - Service Shares	For the year ended December 31,2020
Janus Henderson Series Overseas Portfolio - Service Shares	For the year ended December 31,2020
Janus Henderson Perkins Mid Cap Value Portfolio - Service Shares	For the year ended December 31,2020
Janus Henderson Series Global Research Portfolio - Service Shares	For the year ended December 31,2020
Janus Henderson Series Balanced Portfolio - Institutional Shares	For the year ended December 31,2020
Janus Henderson Series Flexible Bond Portfolio - Institutional Shares	For the year ended December 31,2020
Janus Henderson Series Forty Portfolio - Institutional Shares	For the year ended December 31,2020
Janus Henderson Series Global Technology and Innovation Portfolio - Institutional Shares	For the year ended December 31,2020
Janus Henderson Series Overseas Portfolio – Institutional Shares	For the year ended December 31,2020
Janus Henderson Series Janus Portfolio - Institutional Shares	For the year ended December 31,2020

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Janus Henderson Series Enterprise Portfolio - Institutional Shares	For the year ended December 31,2020
Janus Henderson Perkins Mid Cap Value Portfolio - Institutional Shares	For the year ended December 31,2020
Janus Henderson Series Global Research Portfolio - Institutional Shares	For the year ended December 31,2020
Lazard Retirement Emerging Markets Equity Portfolio	For the year ended December 31,2020
Western Asset Variable Global High Yield Bond Portfolio - Class I	For the year ended December 31,2020
ClearBridge Variable Large Cap Value Portfolio - Class I	For the year ended December 31,2020
MFS Growth Series - Initial Class	For the year ended December 31,2020
MFS Investors Trust Series - Initial Class	For the year ended December 31,2020
MFS New Discovery Series - Initial Class	For the year ended December 31,2020
MFS New Discovery Series - Service Class	For the year ended December 31,2020
MFS Research Series - Initial Class	For the year ended December 31,2020
MFS Total Return Series - Initial Class	For the year ended December 31,2020
MFS Utilities Series - Initial Class	For the year ended December 31,2020
MFS Value Series - Initial Class	For the year ended December 31,2020
Invesco Oppenheimer VI Main Street Small Cap Fund® - Series II	For the year ended December 31,2020
Invesco Oppenheimer VI Conservative Balanced Fund - Series I	For the year ended December 31,2020
Invesco Oppenheimer VI Total Return Bond Fund - Series I	For the year ended December 31,2020
Invesco Oppenheimer VI Global Fund - Series II	For the year ended December 31,2020
Invesco Oppenheimer VI Global Fund - Series I	For the year ended December 31,2020
Invesco Oppenheimer VI Main Street Small Cap Fund® - Series I	For the year ended December 31,2020
Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series I	For the year ended December 31,2020
Invesco Oppenheimer VI Global Strategic Income Fund - Series I	For the year ended December 31,2020
Invesco Oppenheimer VI International Growth Fund - Series II	For the year ended December 31,2020
Invesco Oppenheimer VI International Growth Fund - Series I	For the year ended December 31,2020
PIMCO VIT Foreign Bond Portfolio (U.S. DollarHedged) - Administrative Shares	For the year ended December 31,2020
PIMCO VIT Real Return Portfolio - Administrative Shares	For the year ended December 31,2020
PIMCO VIT Total Return Portfolio - Administrative Shares	For the year ended December 31,2020

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Putnam VT High Yield Fund - Class IA	For the year ended December 31,2020
Putnam VT International Value Fund - Class IA	For the year ended December 31,2020
Putnam VT International Value Fund - Class IB	For the year ended December 31,2020
Guggenheim VT Long Short Equity Fund	For the year ended December 31,2020
T. Rowe Price Blue Chip Growth Portfolio - I	For the year ended December 31,2020
T. Rowe Price Equity Income Portfolio - I	For the year ended December 31,2020
T. Rowe Price International Stock Portfolio - I	For the year ended December 31,2020
T. Rowe Price Mid-Cap Growth Portfolio - I	For the year ended December 31,2020
T. Rowe Price New America Growth Portfolio - I	For the year ended December 31,2020
Alger Balanced Portfolio - Class I-2	For the year ended December 31,2020
Alger Large Cap Growth Portfolio - Class I-2	For the year ended December 31,2020
Alger Growth & Income Portfolio - Class I-2	For the year ended December 31,2020
Alger Capital Appreciation Portfolio - Class I-2	For the year ended December 31,2020
Alger Mid Cap Growth Portfolio - Class I-2	For the year ended December 31,2020
Alger Small Cap Growth Portfolio - Class I-2	For the year ended December 31,2020
Morgan Stanley VIF Emerging Markets Equity Portfolio, Class I	For the year ended December 31,2020
Morgan Stanley VIF Growth Portfolio, Class I	For the year ended December 31,2020
Invesco V.I. American Value Fund - Series I	For the year ended December 31,2020
Morgan Stanley VIF U.S. Real Estate Portfolio, Class I	For the year ended December 31,2020
VanEck VIP Emerging Markets Fund	For the year ended December 31,2020
VanEck VIP Global Hard Assets Fund	For the year ended December 31,2020
Invesco V.I. Mid Cap Growth Fund - Series II	For the year ended December 31,2020
Invesco V.I. Growth and Income Fund - Series II	From January 1, 2020 – April 30, 2020
Invesco V.I. Growth and Income Fund - Series I	For the year ended December 31,2020
Wells Fargo Advantage VT Discovery Fund	For the year ended December 31,2020
Wells Fargo Advantage VT Opportunity FundSM	For the year ended December 31,2020
Fidelity VIP Emerging Markets Portfolio - Initial Class	For the year ended December 31,2020
Invesco V.I. Government Securities Fund - Series I	For the year ended December 31,2020
Invesco V.I. High Yield Fund - Series I	For the year ended December 31,2020
Invesco V.I. American Franchise Fund - Series I	For the year ended December 31,2020
MFS High Yield Portfolio - Initial Class	For the year ended December 31,2020
MFS MA Investors Growth Stock IC	For the year ended December 31,2020
Invesco Oppenheimer VI Main Street Fund® - Series I	For the year ended December 31,2020
Invesco Oppenheimer VI Discovery Mid Cap Growth Fund - Series II	From January 1, 2020 – June 12, 2020

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of Lincoln Benefit Life Company and Policyholders of Lincoln Benefit Life Variable Life Account:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the sub-accounts listed in Appendix A of Lincoln Benefit Life Variable Life Account (the “Account”), as of December 31, 2019, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods presented in Appendix A and the related notes. In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2019, and the results of their operations, the changes in their net assets, and the financial highlights for each of the periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the Account’s fund managers. We believe that our audits provide a reasonable basis for our opinion.
/s/ DELOITTE & TOUCHE LLP
Chicago, Illinois
March 30, 2020
We began serving as the auditor of Lincoln Benefit Life Company (the sponsor Company) in 2018. In 2019 we became the predecessor auditor.

APPENDIX A
Lincoln Benefit Life Variable Life Account
Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended
AB VPS Growth and Income Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
AB VPS Growth and Income Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
AB VPS International Growth Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
AB VPS International Value Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
AB VPS Small Cap Growth Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
AB VPS Small/Mid Cap Value Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Balanced Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Capital Appreciation Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Income & Growth Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger Large Cap Growth Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger MidCap Growth Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Alger SmallCap Growth Class I-2	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Bond VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Core Equity VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS CROCI® International VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Equity 500 Index VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Global Income Builder VIP Class A II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Global Small Cap VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
DWS Small Cap Index VIP Class A	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Federated Fund for U.S. Government Securities II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Federated High Income Bond Fund II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Federated Managed Volatility Fund II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Asset Manager Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP ContrafundSM Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Emerging Markets Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Equity-Income PortfolioSM Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Government Money Market Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Growth & Income Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Growth Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP High Income Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Index 500 Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Index 500 Portfolio Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Mid Cap Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Overseas Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Real Estate Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Fidelity® VIP Value Strategies Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Franklin Templeton Global Bond VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Franklin Templeton Income VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Franklin Templeton Mutual Shares VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Franklin Templeton Small Cap Value VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019

APPENDIX A (Cont.)
Lincoln Benefit Life Variable Life Account
Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended
Franklin Templeton Strategic Income VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Franklin Templeton U.S. Government Securities VIP Fund Class 1	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Guggenheim VT U.S. Long Short Equity Fund	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI Conservative Balance Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI Discovery Mid Cap Growth Fund	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI Global Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI Global Fund Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI Global Strategic Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI International Growth Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI International Growth Fund Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI Main Street Fund® Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI Main Street Small Cap Fund® Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI Main Street Small Cap Fund® Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco Oppenheimer VI Total Return Bond Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. American Franchise	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. American Value	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Core Equity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Government Securities	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Growth and Income Fund Series I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Growth and Income Fund Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. High Yield	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Mid Cap Core Equity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Mid Cap Growth Fund Series II	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Invesco V.I. Value Opportunity	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Balanced Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Balanced Portfolio Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Enterprise Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Flexible Bond Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Forty Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Global Research Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Global Research Portfolio Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Global Technology Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Mid Cap Value Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Mid Cap Value Portfolio Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Overseas Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Overseas Portfolio Service Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Janus Henderson Research Portfolio Institutional Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Lazard Retirement Emerging Markets Equity Portfolio	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS® High Yield Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS® Investors Trust Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS® Mass Investors Growth Stock Portfolio Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019

APPENDIX A (Cont.)
Lincoln Benefit Life Variable Life Account
Sub-account	Statement of Net Assets	Statement of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the Year Ended
MFS® New Discovery Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS® Total Return Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS® Utilities Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS® Value Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS® VIT Growth Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS® VIT New Discovery Series Service Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
MFS® VIT Research Series Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morgan Stanley VIF Growth Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morningstar Balanced ETF Asset Allocation Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morningstar Conservative ETF Asset Allocation Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morningstar Growth ETF Asset Allocation Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
PIMCO VIT Real Return Portfolio Admin. Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
PIMCO VIT Total Return Portfolio Admin. Shares	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Putnam VT High Yield Fund Class IA	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Putnam VT International Value Fund Class IA	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Putnam VT International Value Fund Class IB	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
T. Rowe Price Blue Chip Growth Portfolio I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
T. Rowe Price Equity Income Portfolio I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
T. Rowe Price International Stock I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
T. Rowe Price Mid-Cap Growth I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
T. Rowe Price New America Growth I	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
VanEck VIP Emerging Markets Fund Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
VanEck VIP Global Hard Assets Fund Initial Class	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Wells Fargo VT Advantage Discovery Fund	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019
Wells Fargo VT Advantage Opportunity FundSM	December 31, 2019	December 31, 2019	Two Years Ended December 31, 2019	Two Years Ended December 31, 2019

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Growth	International	International	Small Cap	Small/Mid Cap	Alger
	and Income	Growth	Value	Growth	Value	Balanced
	Class A	Class A	Class A	Class A	Class A	Class I-2
ASSETS
Investments, at fair value	$711,523	$673,075	$279,553	$1,723,426	$852,544	$580,293
Total assets	$711,523	$673,075	$279,553	$1,723,426	$852,544	$580,293
NET ASSETS
Accumulation units	$711,523	$673,075	$279,553	$1,723,426	$852,544	$580,293
Total net assets	$711,523	$673,075	$279,553	$1,723,426	$852,544	$580,293
FUND SHARE INFORMATION
Number of shares	24,561	24,422	19,346	59,924	49,025	34,035
Cost of investments	$670,811	$492,640	$266,309	$1,098,804	$878,532	$509,734
ACCUMULATION UNIT VALUE (1)
Lowest	$26.31	$15.29	$8.58	$59.63	$26.27	$22.00
Highest	$26.31	$15.29	$8.58	$59.63	$26.27	$22.00

 (1) The high and low accumulation unit value ("AUV") are reported at the same amount where there is only one policy offered for investment in the Sub-Account. Otherwise, when more than one policy is available for investment, a high and low AUV is reported.

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	AB VPS	AB VPS	AB VPS	AB VPS	AB VPS
	Growth	International	International	Small Cap	Small/Mid Cap	Alger
	and Income	Growth	Value	Growth	Value	Balanced
	Class A	Class A	Class A	Class A	Class A	Class I-2
NET INVESTMENT INCOME (LOSS)
Dividends	$9,666	$7,429	$4,561	$—	$7,195	$6,728
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	9,666	7,429	4,561	—	7,195	6,728
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	70,908	55,830	13,326	153,359	42,013	47,817
Cost of investments sold	65,621	46,258	14,192	121,326	48,585	42,163
Realized gains (losses) on fund shares	5,287	9,572	(866)	32,033	(6,572)	5,654
Realized gain distributions	32,363	46,981	—	80,400	32,934	2,072
Net realized gains (losses)	37,650	56,553	(866)	112,433	26,362	7,726
Change in unrealized gains (losses)	(14,602)	88,821	9,957	473,487	23,890	38,105
Net realized and change in unrealized gains (losses) on investments	23,048	145,374	9,091	585,920	50,252	45,831
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$32,714	$152,803	$13,652	$585,920	$57,447	$52,559

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Alger		Alger	Alger	Alger
	Capital	Alger	Large Cap	MidCap	SmallCap
	Appreciation	Income & Growth	Growth	Growth	Growth	DWS Bond
	Class I-2	Class I-2	Class I-2	Class I-2	Class I-2	VIP Class A
ASSETS
Investments, at fair value	$41,695,810	$7,320,875	$23,586,430	$45,240,190	$11,960,235	$6,075,727
Total assets	$41,695,810	$7,320,875	$23,586,430	$45,240,190	$11,960,235	$6,075,727
NET ASSETS
Accumulation units	$41,695,810	$7,320,875	$23,586,430	$45,240,190	$11,960,235	$6,075,727
Total net assets	$41,695,810	$7,320,875	$23,586,430	$45,240,190	$11,960,235	$6,075,727
FUND SHARE INFORMATION
Number of shares	417,167	300,776	252,504	1,361,017	267,089	1,009,257
Cost of investments	$28,150,240	$4,039,034	$13,721,404	$25,978,622	$6,939,088	$5,853,391
ACCUMULATION UNIT VALUE
Lowest	$50.53	$50.37	$45.12	$34.87	$69.81	$23.92
Highest	$115.36	$50.37	$67.78	$88.69	$69.81	$25.94

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Alger		Alger	Alger	Alger
	Capital	Alger	Large Cap	MidCap	SmallCap
	Appreciation	Income & Growth	Growth	Growth	Growth	DWS Bond
	Class I-2	Class I-2	Class I-2	Class I-2	Class I-2	VIP Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$91,466	$33,538	$—	$100,008	$156,633
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	(7,129)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	91,466	33,538	—	100,008	149,504
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	3,260,893	581,694	1,731,260	3,207,395	985,968	381,482
Cost of investments sold	2,212,750	356,777	1,065,993	2,004,929	691,193	382,926
Realized gains (losses) on fund shares	1,048,143	224,917	665,267	1,202,466	294,775	(1,444)
Realized gain distributions	5,327,309	31,569	2,998,499	4,914,113	670,957	—
Net realized gains (losses)	6,375,452	256,486	3,663,766	6,116,579	965,732	(1,444)
Change in unrealized gains (losses)	6,197,407	602,408	6,055,678	12,250,078	3,909,826	345,553
Net realized and change in unrealized gains (losses) on investments	12,572,859	858,894	9,719,444	18,366,657	4,875,558	344,109
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$12,572,859	$950,360	$9,752,982	$18,366,657	$4,975,566	$493,613

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

			DWS	DWS		DWS
		DWS CROCI®	Equity 500	Global Income	DWS Global	Small Cap
	DWS Core Equity	International	Index VIP	Builder VIP	Small Cap	Index VIP
	VIP Class A	VIP Class A	Class A	Class A II	VIP Class A	Class A
ASSETS
Investments, at fair value	$2,702,391	$1,651,379	$5,018,587	$4,108,720	$4,458,492	$1,590,792
Total assets	$2,702,391	$1,651,379	$5,018,587	$4,108,720	$4,458,492	$1,590,792
NET ASSETS
Accumulation units	$2,702,391	$1,651,379	$5,018,587	$4,108,720	$4,458,492	$1,590,792
Total net assets	$2,702,391	$1,651,379	$5,018,587	$4,108,720	$4,458,492	$1,590,792
FUND SHARE INFORMATION
Number of shares	220,964	228,091	200,985	163,890	374,663	91,477
Cost of investments	$2,214,868	$1,829,792	$3,283,066	$3,682,044	$4,581,767	$1,282,209
ACCUMULATION UNIT VALUE
Lowest	$43.10	$16.54	$62.21	$21.96	$52.89	$66.05
Highest	$43.10	$16.54	$62.21	$24.50	$52.89	$66.05

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			DWS	DWS		DWS
		DWS CROCI®	Equity 500	Global Income	DWS Global	Small Cap
	DWS Core Equity	International	Index VIP	Builder VIP	Small Cap	Index VIP
	VIP Class A	VIP Class A	Class A	Class A II	VIP Class A	Class A
NET INVESTMENT INCOME (LOSS)
Dividends	$31,811	$49,691	$70,704	$115,345	$29,653	$13,301
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	(1,549)	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	31,811	49,691	70,704	113,796	29,653	13,301
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	138,880	123,786	79,833	299,658	408,094	90,985
Cost of investments sold	125,746	155,633	57,829	295,931	537,770	88,549
Realized gains (losses) on fund shares	13,134	(31,847)	22,004	3,727	(129,676)	2,436
Realized gain distributions	107,616	—	248,061	84,944	—	123,087
Net realized gains (losses)	120,750	(31,847)	270,065	88,671	(129,676)	125,523
Change in unrealized gains (losses)	226,417	27,754	429,612	103,419	752,206	135,515
Net realized and change in unrealized gains (losses) on investments	347,167	(4,093)	699,677	192,090	622,530	261,038
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$378,978	$45,598	$770,381	$305,886	$652,183	$274,339

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Federated Hermes	Federated Hermes	Federated Hermes	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fund for	High	Managed	Asset	ContrafundSM	Emerging
	U.S. Government	Income Bond	Volatility	Manager Portfolio	Portfolio	Markets Portfolio
	Securities II*	Fund II Class P*	Fund II Class P*	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$5,246,369	$6,924,686	$2,921,196	$10,621,004	$107,704,383	$1,219,374
Total assets	$5,246,369	$6,924,686	$2,921,196	$10,621,004	$107,704,383	$1,219,374
NET ASSETS
Accumulation units	$5,246,369	$6,924,686	$2,921,196	$10,621,004	$107,704,383	$1,219,374
Total net assets	$5,246,369	$6,924,686	$2,921,196	$10,621,004	$107,704,383	$1,219,374
FUND SHARE INFORMATION
Number of shares	470,105	1,080,294	263,408	623,298	2,235,922	82,669
Cost of investments	$5,200,812	$6,982,985	$2,535,610	$9,177,658	$64,916,667	$827,388
ACCUMULATION UNIT VALUE
Lowest	$23.86	$36.17	$25.93	$34.78	$34.23	$20.76
Highest	$25.93	$46.92	$36.95	$45.46	$104.42	$20.76

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Federated Hermes	Federated Hermes	Federated Hermes	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Fund for	High	Managed	Asset	ContrafundSM	Emerging
	U.S. Government	Income Bond	Volatility	Manager Portfolio	Portfolio	Markets Portfolio
	Securities II*	Fund II Class P*	Fund II Class P*	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$126,221	$392,414	$71,797	$145,607	$234,381	$8,121
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(6,230)	(12,493)	(8,558)	(30,331)	(158,235)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	119,991	379,921	63,239	115,276	76,146	8,121
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	613,370	616,689	289,208	718,489	8,065,925	109,014
Cost of investments sold	615,318	686,877	265,774	697,745	5,769,878	87,603
Realized gains (losses) on fund shares	(1,948)	(70,188)	23,434	20,744	2,296,047	21,411
Realized gain distributions	—	—	—	126,228	483,327	106,414
Net realized gains (losses)	(1,948)	(70,188)	23,434	146,972	2,779,374	127,825
Change in unrealized gains (losses)	139,567	12,337	(75,370)	1,075,275	22,772,059	159,866
Net realized and change in unrealized gains (losses) on investments	137,619	(57,851)	(51,936)	1,222,247	25,551,433	287,691
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$257,610	$322,070	$11,303	$1,337,523	$25,627,579	$295,812

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Equity-Income	Government Money	Growth	Fidelity® VIP	High	Fidelity® VIP
	PortfolioSM	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$42,911,745	$26,069,879	$1,404,147	$85,508,966	$752,699	$82,243,882
Total assets	$42,911,745	$26,069,879	$1,404,147	$85,508,966	$752,699	$82,243,882
NET ASSETS
Accumulation units	$42,911,745	$26,069,879	$1,404,147	$85,508,966	$752,699	$82,243,882
Total net assets	$42,911,745	$26,069,879	$1,404,147	$85,508,966	$752,699	$82,243,882
FUND SHARE INFORMATION
Number of shares	1,795,471	26,069,878	62,797	830,184	141,751	221,330
Cost of investments	$38,874,293	$26,069,879	$1,188,166	$41,960,337	$772,648	$37,874,324
ACCUMULATION UNIT VALUE
Lowest	$23.23	$10.82	$26.78	$44.84	$20.87	$43.54
Highest	$73.83	$16.11	$26.78	$125.45	$20.87	$51.67

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP		Fidelity® VIP
	Equity-Income	Government Money	Growth	Fidelity® VIP	High	Fidelity® VIP
	PortfolioSM	Market Portfolio	& Income Portfolio	Growth Portfolio	Income Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$694,433	$78,837	$25,353	$51,817	$35,443	$1,266,907
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(97,361)	(15,486)	—	(178,534)	—	(40,519)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	597,072	63,351	25,353	(126,717)	35,443	1,226,388
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	2,529,421	8,597,636	58,429	5,904,903	92,171	5,972,872
Cost of investments sold	2,570,050	8,597,636	52,955	3,481,257	97,061	3,070,403
Realized gains (losses) on fund shares	(40,629)	—	5,474	2,423,646	(4,890)	2,902,469
Realized gain distributions	1,720,980	—	56,600	6,604,254	—	238,679
Net realized gains (losses)	1,680,351	—	62,074	9,027,900	(4,890)	3,141,148
Change in unrealized gains (losses)	246,798	—	21,958	17,493,772	(10,661)	8,191,192
Net realized and change in unrealized gains (losses) on investments	1,927,149	—	84,032	26,521,672	(15,551)	11,332,340
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$2,524,221	$63,351	$109,385	$26,394,955	$19,892	$12,558,728

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

		Fidelity® VIP	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Investment Grade	Mid	Fidelity® VIP	Real	Value
	Index 500 Portfolio	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio	Strategies Portfolio
	Service Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
ASSETS
Investments, at fair value	$10,987,430	$8,164,317	$4,317,040	$17,928,567	$2,402,810	$393,832
Total assets	$10,987,430	$8,164,317	$4,317,040	$17,928,567	$2,402,810	$393,832
NET ASSETS
Accumulation units	$10,987,430	$8,164,317	$4,317,040	$17,928,567	$2,402,810	$393,832
Total net assets	$10,987,430	$8,164,317	$4,317,040	$17,928,567	$2,402,810	$393,832
FUND SHARE INFORMATION
Number of shares	29,686	579,440	111,494	676,039	137,855	29,065
Cost of investments	$7,129,522	$7,452,640	$3,589,961	$12,511,823	$2,509,976	$361,255
ACCUMULATION UNIT VALUE
Lowest	$34.10	$18.31	$28.36	$31.96	$20.11	$25.48
Highest	$34.10	$22.28	$28.36	$37.34	$20.11	$25.48

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Fidelity® VIP	Fidelity® VIP		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Investment Grade	Mid	Fidelity® VIP	Real	Value
	Index 500 Portfolio	Bond Portfolio	Cap Portfolio	Overseas Portfolio	Estate Portfolio	Strategies Portfolio
	Service Class	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$157,422	$172,854	$22,444	$69,629	$48,274	$4,095
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	(21,751)	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	157,422	172,854	22,444	47,878	48,274	4,095
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	917,163	567,336	310,627	1,072,576	85,145	32,837
Cost of investments sold	553,849	535,934	309,150	873,299	86,647	33,188
Realized gains (losses) on fund shares	363,314	31,402	1,477	199,277	(1,502)	(351)
Realized gain distributions	29,858	2,815	—	69,358	86,219	15,629
Net realized gains (losses)	393,172	34,217	1,477	268,635	84,717	15,278
Change in unrealized gains (losses)	1,164,895	476,263	710,352	2,087,067	(258,433)	23,189
Net realized and change in unrealized gains (losses) on investments	1,558,067	510,480	711,829	2,355,702	(173,716)	38,467
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,715,489	$683,334	$734,273	$2,403,580	$(125,442)	$42,562

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

			Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small	Small-Mid
	Global Bond	Income	Discovery	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
ASSETS
Investments, at fair value	$952,965	$998,138	$1,191,840	$583,238	$1,713,938	$1,553,426
Total assets	$952,965	$998,138	$1,191,840	$583,238	$1,713,938	$1,553,426
NET ASSETS
Accumulation units	$952,965	$998,138	$1,191,840	$583,238	$1,713,938	$1,553,426
Total net assets	$952,965	$998,138	$1,191,840	$583,238	$1,713,938	$1,553,426
FUND SHARE INFORMATION
Number of shares	65,767	63,779	68,105	34,450	112,759	57,556
Cost of investments	$1,112,500	$988,509	$1,296,463	$626,179	$1,833,872	$1,134,214
ACCUMULATION UNIT VALUE
Lowest	$16.52	$19.66	$19.56	$18.83	$27.05	$42.82
Highest	$16.52	$19.66	$19.56	$18.83	$27.05	$42.82

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

			Franklin Templeton	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global	Mutual	Small	Small-Mid
	Global Bond	Income	Discovery	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
NET INVESTMENT INCOME (LOSS)
Dividends	$74,981	$51,527	$27,615	$15,841	$23,525	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	74,981	51,527	27,615	15,841	23,525	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	125,268	68,782	158,748	37,611	144,096	180,220
Cost of investments sold	145,481	70,116	183,126	42,586	176,324	169,456
Realized gains (losses) on fund shares	(20,213)	(1,334)	(24,378)	(4,975)	(32,228)	10,764
Realized gain distributions	—	695	19,594	19,851	84,299	136,902
Net realized gains (losses)	(20,213)	(639)	(4,784)	14,876	52,071	147,666
Change in unrealized gains (losses)	(102,880)	(35,490)	(48,934)	(44,306)	45,047	418,851
Net realized and change in unrealized gains (losses) on investments	(123,093)	(36,129)	(53,718)	(29,430)	97,118	566,517
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$(48,112)	$15,398	$(26,103)	$(13,589)	$120,643	$566,517

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Franklin Templeton	Franklin Templeton	Guggenheim	Invesco	Invesco	Invesco
	Strategic	U.S. Government	VT U.S.	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	Income	Securities	Long Short	Conservative Balance	Discovery Mid Cap	Discovery Mid Cap
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund	Fund Series I	Growth Fund Series I*	Growth Fund Series II*
ASSETS
Investments, at fair value	$637,480	$483,923	$936,210	$512,511	$7,166,301	$2,165,668
Total assets	$637,480	$483,923	$936,210	$512,511	$7,166,301	$2,165,668
NET ASSETS
Accumulation units	$637,480	$483,923	$936,210	$512,511	$7,166,301	$2,165,668
Total net assets	$637,480	$483,923	$936,210	$512,511	$7,166,301	$2,165,668
FUND SHARE INFORMATION
Number of shares	59,245	39,121	65,015	28,584	67,019	22,087
Cost of investments	$662,454	$492,817	$888,694	$418,001	$4,829,671	$1,659,702
ACCUMULATION UNIT VALUE
Lowest	$18.02	$14.39	$26.26	$16.47	$48.94	$14.72
Highest	$18.02	$14.39	$26.26	$16.47	$48.94	$14.79

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Franklin Templeton	Franklin Templeton	Guggenheim	Invesco	Invesco	Invesco
	Strategic	U.S. Government	VT U.S.	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	Income	Securities	Long Short	Conservative Balance	Discovery Mid Cap	Discovery Mid Cap
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund	Fund Series I	Growth Fund Series I*	Growth Fund Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$28,964	$17,637	$7,316	$9,649	$1,098	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	(4,462)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	28,964	17,637	7,316	9,649	1,098	(4,462)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	26,648	44,258	64,868	39,609	408,790	4,041,216
Cost of investments sold	29,600	45,201	63,344	31,361	318,724	3,591,918
Realized gains (losses) on fund shares	(2,952)	(943)	1,524	8,248	90,066	449,298
Realized gain distributions	—	—	—	10,722	228,959	—
Net realized gains (losses)	(2,952)	(943)	1,524	18,970	319,025	449,298
Change in unrealized gains (losses)	(3,679)	1,856	36,463	36,249	1,686,072	505,967
Net realized and change in unrealized gains (losses) on investments	(6,631)	913	37,987	55,219	2,005,097	955,265
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$22,333	$18,550	$45,303	$64,868	$2,006,195	$950,803

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	Global Fund	Global Fund	Global Strategic	International Growth	International Growth	Main Street
	Series I	Series II	Fund Series I	Fund Series I	Fund Series II	Fund® Series I
ASSETS
Investments, at fair value	$1,808,632	$14,314,316	$312,009	$2,367,960	$2,048,332	$751,114
Total assets	$1,808,632	$14,314,316	$312,009	$2,367,960	$2,048,332	$751,114
NET ASSETS
Accumulation units	$1,808,632	$14,314,316	$312,009	$2,367,960	$2,048,332	$751,114
Total net assets	$1,808,632	$14,314,316	$312,009	$2,367,960	$2,048,332	$751,114
FUND SHARE INFORMATION
Number of shares	34,701	278,706	64,465	813,732	673,793	25,112
Cost of investments	$1,318,789	$9,613,278	$327,034	$1,756,051	$1,459,841	$739,493
ACCUMULATION UNIT VALUE
Lowest	$30.41	$47.03	$16.19	$20.32	$33.57	$15.12
Highest	$30.41	$47.03	$16.19	$66.92	$33.57	$15.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco	Invesco	Invesco	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	Global Fund	Global Fund	Global Strategic	International Growth	International Growth	Main Street
	Series I	Series II	Fund Series I	Fund Series I	Fund Series II	Fund® Series I
NET INVESTMENT INCOME (LOSS)
Dividends	$10,351	$52,989	$16,766	$18,928	$11,286	$9,966
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	(12,491)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	10,351	52,989	16,766	18,928	(1,205)	9,966
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	148,139	922,126	21,111	156,752	328,216	62,534
Cost of investments sold	123,685	707,460	23,207	134,720	273,523	63,817
Realized gains (losses) on fund shares	24,454	214,666	(2,096)	22,032	54,693	(1,283)
Realized gain distributions	53,933	439,426	—	27,957	23,713	65,635
Net realized gains (losses)	78,387	654,092	(2,096)	49,989	78,406	64,352
Change in unrealized gains (losses)	307,532	2,427,009	(4,423)	355,870	268,457	19,628
Net realized and change in unrealized gains (losses) on investments	385,919	3,081,101	(6,519)	405,859	346,863	83,980
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$396,270	$3,134,090	$10,247	$424,787	$345,658	$93,946

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI	Invesco V.I.	Invesco V.I.
	Main Street Small	Main Street Small	Total Return	American	American	Invesco V.I.
	Cap Fund® Series I	Cap Fund® Series II	Bond Fund Series I	Franchise	Value	Core Equity
ASSETS
Investments, at fair value	$14,669,944	$7,535,780	$312,944	$3,318,104	$9,590,247	$668,559
Total assets	$14,669,944	$7,535,780	$312,944	$3,318,104	$9,590,247	$668,559
NET ASSETS
Accumulation units	$14,669,944	$7,535,780	$312,944	$3,318,104	$9,590,247	$668,559
Total net assets	$14,669,944	$7,535,780	$312,944	$3,318,104	$9,590,247	$668,559
FUND SHARE INFORMATION
Number of shares	535,009	280,036	37,123	37,240	606,978	21,970
Cost of investments	$11,015,469	$6,053,475	$290,932	$1,906,286	$9,245,289	$677,306
ACCUMULATION UNIT VALUE
Lowest	$34.54	$47.39	$12.34	$38.01	$23.03	$28.84
Highest	$75.57	$54.00	$12.34	$38.01	$37.11	$28.84

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI	Invesco V.I.	Invesco V.I.
	Main Street Small	Main Street Small	Total Return	American	American	Invesco V.I.
	Cap Fund® Series I	Cap Fund® Series II	Bond Fund Series I	Franchise	Value	Core Equity
NET INVESTMENT INCOME (LOSS)
Dividends	$75,958	$20,375	$9,179	$1,997	$76,263	$7,999
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	(9,690)	—	—	(10,397)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	75,958	10,685	9,179	1,997	65,866	7,999
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	838,521	1,909,688	22,381	196,592	773,838	243,937
Cost of investments sold	765,067	1,937,879	21,082	118,743	885,446	212,907
Realized gains (losses) on fund shares	73,454	(28,191)	1,299	77,849	(111,608)	31,030
Realized gain distributions	172,050	81,249	—	208,332	81,274	137,981
Net realized gains (losses)	245,504	53,058	1,299	286,181	(30,334)	169,011
Change in unrealized gains (losses)	2,193,832	1,230,553	15,791	725,281	59,324	(90,939)
Net realized and change in unrealized gains (losses) on investments	2,439,336	1,283,611	17,090	1,011,462	28,990	78,072
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$2,515,294	$1,294,296	$26,269	$1,013,459	$94,856	$86,071

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

		Invesco V.I.	Invesco V.I.			Invesco V.I.
	Invesco V.I.	Growth and	Growth and		Invesco V.I.	Mid Cap
	Government	Income Fund	Income Fund	Invesco V.I.	Mid Cap	Growth
	Securities	Series I	Series II	High Yield	Core Equity	Fund Series II*
ASSETS
Investments, at fair value	$1,370,109	$6,545,492	$4,992,534	$396,100	$2,746,285	$—
Total assets	$1,370,109	$6,545,492	$4,992,534	$396,100	$2,746,285	$—
NET ASSETS
Accumulation units	$1,370,109	$6,545,492	$4,992,534	$396,100	$2,746,285	$—
Total net assets	$1,370,109	$6,545,492	$4,992,534	$396,100	$2,746,285	$—
FUND SHARE INFORMATION
Number of shares	113,796	349,652	266,980	75,304	259,819	—
Cost of investments	$1,337,720	$6,721,545	$5,188,604	$402,367	$3,056,709	$—
ACCUMULATION UNIT VALUE
Lowest	$13.03	$24.00	$30.82	$15.95	$32.32	$32.17
Highest	$13.03	$47.24	$35.13	$15.95	$32.32	$35.98

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Invesco V.I.	Invesco V.I.			Invesco V.I.
	Invesco V.I.	Growth and	Growth and		Invesco V.I.	Mid Cap
	Government	Income Fund	Income Fund	Invesco V.I.	Mid Cap	Growth
	Securities	Series I	Series II	High Yield	Core Equity	Fund Series II*
NET INVESTMENT INCOME (LOSS)
Dividends	$33,060	$128,514	$88,528	$22,081	$17,631	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	(11,129)	—	—	(1,858)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	33,060	128,514	77,399	22,081	17,631	(1,858)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	188,574	204,914	550,141	19,460	160,180	4,332,657
Cost of investments sold	184,719	241,836	665,606	20,161	178,865	5,286,095
Realized gains (losses) on fund shares	3,855	(36,922)	(115,465)	(701)	(18,685)	(953,438)
Realized gain distributions	—	94,610	74,730	—	499,128	1,246,776
Net realized gains (losses)	3,855	57,688	(40,735)	(701)	480,443	293,338
Change in unrealized gains (losses)	41,333	8,725	18,424	(8,207)	(252,692)	(538,076)
Net realized and change in unrealized gains (losses) on investments	45,188	66,413	(22,311)	(8,908)	227,751	(244,738)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$78,248	$194,927	$55,088	$13,173	$245,382	$(246,596)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

		Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson
	Invesco V.I.	Balanced	Janus Henderson	Enterprise	Flexible	Forty
	Value	Portfolio	Balanced Portfolio	Portfolio	Bond Portfolio	Portfolio
	Opportunity	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Institutional Shares
ASSETS
Investments, at fair value	$6,110,019	$42,067,641	$9,478,279	$59,500,831	$6,599,223	$12,105,737
Total assets	$6,110,019	$42,067,641	$9,478,279	$59,500,831	$6,599,223	$12,105,737
NET ASSETS
Accumulation units	$6,110,019	$42,067,641	$9,478,279	$59,500,831	$6,599,223	$12,105,737
Total net assets	$6,110,019	$42,067,641	$9,478,279	$59,500,831	$6,599,223	$12,105,737
FUND SHARE INFORMATION
Number of shares	1,087,192	965,297	205,603	631,576	517,586	212,381
Cost of investments	$6,913,703	$27,485,730	$6,436,179	$30,527,557	$6,247,667	$8,025,444
ACCUMULATION UNIT VALUE
Lowest	$20.40	$30.11	$48.75	$41.87	$19.50	$40.99
Highest	$22.93	$105.76	$48.75	$145.55	$43.25	$81.68

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		Janus Henderson		Janus Henderson	Janus Henderson	Janus Henderson
	Invesco V.I.	Balanced	Janus Henderson	Enterprise	Flexible	Forty
	Value	Portfolio	Balanced Portfolio	Portfolio	Bond Portfolio	Portfolio
	Opportunity	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Institutional Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$19,871	$694,361	$127,310	$36,484	$180,671	$27,088
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(2,310)	(93,652)	—	(144,580)	(7,555)	(5,587)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	17,561	600,709	127,310	(108,096)	173,116	21,501
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	287,543	2,809,946	403,165	4,259,351	823,016	1,450,821
Cost of investments sold	373,796	1,998,874	294,088	2,512,773	807,736	1,136,551
Realized gains (losses) on fund shares	(86,253)	811,072	109,077	1,746,578	15,280	314,270
Realized gain distributions	225,345	609,952	125,908	3,626,298	—	701,069
Net realized gains (losses)	139,092	1,421,024	234,985	5,372,876	15,280	1,015,339
Change in unrealized gains (losses)	257,407	3,160,398	797,978	4,304,376	418,120	2,447,189
Net realized and change in unrealized gains (losses) on investments	396,499	4,581,422	1,032,963	9,677,252	433,400	3,462,528
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$414,060	$5,182,131	$1,160,273	$9,569,156	$606,516	$3,484,029

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global Research	Global	Mid	Mid Cap Value	Overseas
	Portfolio	Portfolio	Technology Portfolio	Cap Value Portfolio	Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Service Shares	Institutional Shares
ASSETS
Investments, at fair value	$35,026,133	$1,558,741	$1,897,614	$755,671	$4,800,047	$1,292,409
Total assets	$35,026,133	$1,558,741	$1,897,614	$755,671	$4,800,047	$1,292,409
NET ASSETS
Accumulation units	$35,026,133	$1,558,741	$1,897,614	$755,671	$4,800,047	$1,292,409
Total net assets	$35,026,133	$1,558,741	$1,897,614	$755,671	$4,800,047	$1,292,409
FUND SHARE INFORMATION
Number of shares	550,552	25,141	93,295	47,112	311,287	33,824
Cost of investments	$18,161,320	$937,802	$994,083	$748,980	$4,760,839	$1,072,005
ACCUMULATION UNIT VALUE
Lowest	$35.35	$42.75	$73.50	$23.85	$36.19	$11.54
Highest	$68.75	$42.75	$73.50	$23.85	$36.19	$11.54

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global Research	Global	Mid	Mid Cap Value	Overseas
	Portfolio	Portfolio	Technology Portfolio	Cap Value Portfolio	Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares	Institutional Shares	Service Shares	Institutional Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$219,038	$7,258	$—	$7,972	$45,412	$14,626
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(94,528)	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	124,510	7,258	—	7,972	45,412	14,626
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,938,999	57,114	173,309	44,915	258,246	134,716
Cost of investments sold	1,129,982	36,208	98,023	48,833	273,941	145,703
Realized gains (losses) on fund shares	809,017	20,906	75,286	(3,918)	(15,695)	(10,987)
Realized gain distributions	1,586,870	70,692	131,591	12,223	84,164	—
Net realized gains (losses)	2,395,887	91,598	206,877	8,305	68,469	(10,987)
Change in unrealized gains (losses)	3,240,521	163,686	430,662	(12,201)	(130,960)	185,001
Net realized and change in unrealized gains (losses) on investments	5,636,408	255,284	637,539	(3,896)	(62,491)	174,014
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$5,760,918	$262,542	$637,539	$4,076	$(17,079)	$188,640

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Janus Henderson	Janus Henderson	Lazard Retirement	Legg Mason	Legg Mason Western
	Overseas	Research	Emerging	ClearBridge Variable	Assets Variable	MFS® High
	Portfolio	Portfolio	Markets	Large Cap Value	Global High Yield	Yield Portfolio
	Service Shares	Institutional Shares	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I	Initial Class
ASSETS
Investments, at fair value	$5,743,998	$46,614,692	$1,380,339	$4,593,282	$2,401,565	$1,402,792
Total assets	$5,743,998	$46,614,692	$1,380,339	$4,593,282	$2,401,565	$1,402,792
NET ASSETS
Accumulation units	$5,743,998	$46,614,692	$1,380,339	$4,593,282	$2,401,565	$1,402,792
Total net assets	$5,743,998	$46,614,692	$1,380,339	$4,593,282	$2,401,565	$1,402,792
FUND SHARE INFORMATION
Number of shares	$157,026	$944,573	$65,326	$231,516	$323,225	$246,970
Cost of investments	$5,556,428	$26,856,890	$1,282,007	$4,419,618	$2,457,756	$1,455,963
ACCUMULATION UNIT VALUE
Lowest	$10.35	$55.20	$60.90	$31.80	$27.66	$14.54
Highest	$11.25	$98.42	$60.90	$35.73	$27.66	$14.54

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Janus Henderson	Janus Henderson	Lazard Retirement	Legg Mason	Legg Mason Western
	Overseas	Research	Emerging	ClearBridge Variable	Assets Variable	MFS® High
	Portfolio	Portfolio	Markets	Large Cap Value	Global High Yield	Yield Portfolio
	Service Shares	Institutional Shares	Equity Portfolio	Portfolio Class I	Bond Portfolio Class I	Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$58,144	$165,066	$31,904	$58,427	$91,118	$72,598
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(2,635)	(131,742)	—	(3,398)	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	55,509	33,324	31,904	55,029	91,118	72,598
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	580,969	3,384,856	108,677	1,511,069	419,318	90,716
Cost of investments sold	716,678	2,205,507	115,810	1,464,032	443,929	96,035
Realized gains (losses) on fund shares	(135,709)	1,179,349	(7,133)	47,037	(24,611)	(5,319)
Realized gain distributions	—	3,245,857	—	455,290	—	—
Net realized gains (losses)	(135,709)	4,425,206	(7,133)	502,327	(24,611)	(5,319)
Change in unrealized gains (losses)	879,553	7,290,918	(34,131)	(274,937)	98,368	(892)
Net realized and change in unrealized gains (losses) on investments	743,844	11,716,124	(41,264)	227,390	73,757	(6,211)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$799,353	$11,749,448	$(9,360)	$282,419	$164,875	$66,387

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

		MFS® Mass
	MFS® Investors	Investors Growth	MFS® New	MFS® Total
	Trust	Stock Portfolio	Discovery	Return	MFS® Utilities	MFS® Value
	Series Initial Class	Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Series Initial Class
ASSETS
Investments, at fair value	$6,070,631	$1,690,052	$16,757,649	$13,469,654	$3,150,306	$2,499,503
Total assets	$6,070,631	$1,690,052	$16,757,649	$13,469,654	$3,150,306	$2,499,503
NET ASSETS
Accumulation units	$6,070,631	$1,690,052	$16,757,649	$13,469,654	$3,150,306	$2,499,503
Total net assets	$6,070,631	$1,690,052	$16,757,649	$13,469,654	$3,150,306	$2,499,503
FUND SHARE INFORMATION
Number of shares	$166,000	$67,440	$621,575	$517,665	$89,168	$122,525
Cost of investments	$3,838,172	$1,241,890	$10,560,334	$10,862,072	$2,530,627	$2,061,837
ACCUMULATION UNIT VALUE
Lowest	$44.38	$23.22	$116.49	$42.34	$81.24	$40.71
Highest	$44.38	$23.22	$116.49	$42.34	$81.24	$40.71

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		MFS® Mass
	MFS® Investors	Investors Growth	MFS® New	MFS® Total
	Trust	Stock Portfolio	Discovery	Return	MFS® Utilities	MFS® Value
	Series Initial Class	Initial Class	Series Initial Class	Series Initial Class	Series Initial Class	Series Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$33,929	$6,660	$—	$279,715	$71,761	$34,943
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	33,929	6,660	—	279,715	71,761	34,943
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	482,317	100,789	1,028,361	569,962	215,423	87,127
Cost of investments sold	339,428	80,615	816,617	498,854	178,794	75,556
Realized gains (losses) on fund shares	142,889	20,174	211,744	71,108	36,629	11,571
Realized gain distributions	162,300	141,073	1,219,401	324,139	74,830	97,933
Net realized gains (losses)	305,189	161,247	1,431,145	395,247	111,459	109,504
Change in unrealized gains (losses)	392,164	146,072	3,914,807	519,878	(3,379)	(53,941)
Net realized and change in unrealized gains (losses) on investments	697,353	307,319	5,345,952	915,125	108,080	55,563
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$731,282	$313,979	$5,345,952	$1,194,840	$179,841	$90,506

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

		MFS® VIT		Morgan Stanley	Morgan Stanley	Morgan Stanley
	MFS® VIT	New Discovery	MFS® VIT	VIF Emerging	VIF	VIF U.S.
	Growth Series	Series	Research Series	Markets Equity	Growth	Real Estate
	Initial Class	Service Class	Initial Class	Portfolio Class I	Portfolio Class I	Portfolio Class I
ASSETS
Investments, at fair value	$13,140,703	$1,159,336	$5,371,523	$585,874	$9,511,708	$5,614,046
Total assets	$13,140,703	$1,159,336	$5,371,523	$585,874	$9,511,708	$5,614,046
NET ASSETS
Accumulation units	$13,140,703	$1,159,336	$5,371,523	$585,874	$9,511,708	$5,614,046
Total net assets	$13,140,703	$1,159,336	$5,371,523	$585,874	$9,511,708	$5,614,046
FUND SHARE INFORMATION
Number of shares	$178,034	$49,104	$163,417	$33,044	$135,437	$327,732
Cost of investments	$6,584,322	$862,543	$3,790,259	$472,817	$4,260,470	$5,538,341
ACCUMULATION UNIT VALUE
Lowest	$72.82	$58.57	$50.15	$12.56	$90.80	$44.33
Highest	$72.82	$58.57	$50.15	$12.56	$140.74	$44.33

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

		MFS® VIT		Morgan Stanley	Morgan Stanley	Morgan Stanley
	MFS® VIT	New Discovery	MFS® VIT	VIF Emerging	VIF	VIF U.S.
	Growth Series	Series	Research Series	Markets Equity	Growth	Real Estate
	Initial Class	Service Class	Initial Class	Portfolio Class I	Portfolio Class I	Portfolio Class I
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$—	$33,951	$6,559	$—	$148,252
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	(6,262)	—	—	(11,802)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	—	(6,262)	33,951	6,559	(11,802)	148,252
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,076,124	266,277	311,201	53,417	1,056,392	425,211
Cost of investments sold	596,764	232,512	239,607	50,605	608,295	428,746
Realized gains (losses) on fund shares	479,360	33,765	71,594	2,812	448,097	(3,535)
Realized gain distributions	741,128	94,878	187,154	7,959	686,964	147,182
Net realized gains (losses)	1,220,488	128,643	258,748	10,771	1,135,061	143,647
Change in unrealized gains (losses)	1,998,432	236,670	469,250	60,233	4,106,548	(1,366,643)
Net realized and change in unrealized gains (losses) on investments	3,218,920	365,313	727,998	71,004	5,241,609	(1,222,996)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$3,218,920	$359,051	$761,949	$77,563	$5,229,807	$(1,074,744)

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Morningstar	Morningstar	Morningstar	Morningstar	Morningstar Income	PIMCO VIT
	Aggressive Growth	Balanced	Conservative ETF	Growth ETF	and Growth ETF	Int. Bond
	ETF Asset Allocation	ETF Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation	U.S. Dollar-Hedged
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Admin. Shares
ASSETS
Investments, at fair value	$11,157,478	$11,641,661	$1,426,416	$21,055,043	$2,738,955	$3,193,538
Total assets	$11,157,478	$11,641,661	$1,426,416	$21,055,043	$2,738,955	$3,193,538
NET ASSETS
Accumulation units	$11,157,478	$11,641,661	$1,426,416	$21,055,043	$2,738,955	$3,193,538
Total net assets	$11,157,478	$11,641,661	$1,426,416	$21,055,043	$2,738,955	$3,193,538
FUND SHARE INFORMATION
Number of shares	$849,770	$1,048,798	$122,439	$1,801,116	$263,869	$284,123
Cost of investments	$9,721,595	$11,059,145	$1,360,106	$19,168,310	$2,696,862	$3,030,724
ACCUMULATION UNIT VALUE
Lowest	$20.93	$19.33	$15.78	$20.54	$17.63	$23.04
Highest	$32.41	$25.49	$17.13	$29.89	$20.98	$26.25

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Morningstar	Morningstar	Morningstar	Morningstar	Morningstar Income	PIMCO VIT
	Aggressive Growth	Balanced	Conservative ETF	Growth ETF	and Growth ETF	Int. Bond
	ETF Asset Allocation	ETF Asset Allocation	Asset Allocation	Asset Allocation	Asset Allocation	U.S. Dollar-Hedged
	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Portfolio Class I	Admin. Shares
NET INVESTMENT INCOME (LOSS)
Dividends	$201,254	$247,718	$25,347	$428,952	$64,654	$183,660
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	(898)	(4,614)	(229)	(1,400)	(879)	(2,956)
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	200,356	243,104	25,118	427,552	63,775	180,704
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	848,268	1,664,035	154,767	1,542,208	380,234	412,216
Cost of investments sold	827,914	1,808,152	151,306	1,542,417	398,637	393,009
Realized gains (losses) on fund shares	20,354	(144,117)	3,461	(209)	(18,403)	19,207
Realized gain distributions	197,438	140,384	7,143	541,835	32,138	—
Net realized gains (losses)	217,792	(3,733)	10,604	541,626	13,735	19,207
Change in unrealized gains (losses)	656,809	637,137	51,712	998,797	137,630	(37,157)
Net realized and change in unrealized gains (losses) on investments	874,601	633,404	62,316	1,540,423	151,365	(17,950)
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$1,074,957	$876,508	$87,434	$1,967,975	$215,140	$162,754

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	PIMCO VIT Real	PIMCO VIT		Putnam	Putnam
	Return	Total Return	Putnam	VT International	VT International	T. Rowe Price
	Portfolio	Portfolio	VT High Yield	Value Fund	Value Fund	Blue Chip Growth
	Admin. Shares	Admin. Shares	Fund Class IA	Class IA	Class IB	Portfolio I
ASSETS
Investments, at fair value	$4,064,225	$15,022,325	$1,170,039	$697,379	$2,461,633	$8,364,513
Total assets	$4,064,225	$15,022,325	$1,170,039	$697,379	$2,461,633	$8,364,513
NET ASSETS
Accumulation units	$4,064,225	$15,022,325	$1,170,039	$697,379	$2,461,633	$8,364,513
Total net assets	$4,064,225	$15,022,325	$1,170,039	$697,379	$2,461,633	$8,364,513
FUND SHARE INFORMATION
Number of shares	$291,970	$1,296,145	$185,720	$67,380	$240,629	$164,948
Cost of investments	$3,755,201	$14,142,607	$1,193,844	$684,094	$2,505,301	$2,978,409
ACCUMULATION UNIT VALUE
Lowest	$20.97	$22.65	$36.94	$31.70	$20.24	$68.12
Highest	$20.97	$25.81	$36.94	$31.70	$23.07	$68.12

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	PIMCO VIT Real	PIMCO VIT		Putnam	Putnam
	Return	Total Return	Putnam	VT International	VT International	T. Rowe Price
	Portfolio	Portfolio	VT High Yield	Value Fund	Value Fund	Blue Chip Growth
	Admin. Shares	Admin. Shares	Fund Class IA	Class IA	Class IB	Portfolio I
NET INVESTMENT INCOME (LOSS)
Dividends	$54,514	$307,179	$62,089	$17,466	$51,673	$—
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	(13,769)	—	—	(3,268)	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	54,514	293,410	62,089	17,466	48,405	—
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	297,295	1,206,570	42,260	155,317	192,958	576,909
Cost of investments sold	293,899	1,159,957	45,248	178,679	233,586	186,632
Realized gains (losses) on fund shares	3,396	46,613	(2,988)	(23,362)	(40,628)	390,277
Realized gain distributions	—	162,125	—	9,263	30,355	261,463
Net realized gains (losses)	3,396	208,738	(2,988)	(14,099)	(10,273)	651,740
Change in unrealized gains (losses)	362,365	674,133	1,687	22,258	56,847	1,510,053
Net realized and change in unrealized gains (losses) on investments	365,761	882,871	(1,301)	8,159	46,574	2,161,793
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$420,275	$1,176,281	$60,788	$25,625	$94,979	$2,161,793

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

					VanEck VIP	VanEck VIP
	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	Emerging	Global
	Equity Income	International	Mid-Cap	New America	Markets	Hard Assets
	Portfolio I	Stock I	Growth I	Growth I	Fund Initial Class	Fund Initial Class
ASSETS
Investments, at fair value	$28,031,494	$4,644,686	$15,703,668	$5,084,614	$5,546,143	$3,729,487
Total assets	$28,031,494	$4,644,686	$15,703,668	$5,084,614	$5,546,143	$3,729,487
NET ASSETS
Accumulation units	$28,031,494	$4,644,686	$15,703,668	$5,084,614	$5,546,143	$3,729,487
Total net assets	$28,031,494	$4,644,686	$15,703,668	$5,084,614	$5,546,143	$3,729,487
FUND SHARE INFORMATION
Number of shares	$1,069,496	$271,937	$469,186	$128,205	$328,368	$165,902
Cost of investments	$25,433,345	$3,986,726	$11,847,841	$3,472,430	$4,241,135	$4,013,519
ACCUMULATION UNIT VALUE
Lowest	$45.96	$29.54	$124.08	$74.91	$50.36	$26.38
Highest	$45.96	$29.54	$124.08	$74.91	$50.36	$26.38

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

					VanEck VIP	VanEck VIP
	T. Rowe Price	T. Rowe Price	T. Rowe Price	T. Rowe Price	Emerging	Global
	Equity Income	International	Mid-Cap	New America	Markets	Hard Assets
	Portfolio I	Stock I	Growth I	Growth I	Fund Initial Class	Fund Initial Class
NET INVESTMENT INCOME (LOSS)
Dividends	$571,997	$23,392	$—	$—	$98,499	$27,254
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—	—	—	—	—
Policy Administration	—	—	—	—	—	—
Net investment income (loss)	571,997	23,392	—	—	98,499	27,254
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	1,540,365	723,973	2,071,477	352,097	624,683	236,812
Cost of investments sold	1,561,310	696,170	1,764,528	238,578	549,586	347,579
Realized gains (losses) on fund shares	(20,945)	27,803	306,949	113,519	75,097	(110,767)
Realized gain distributions	594,520	181,937	1,001,878	751,342	147,944	—
Net realized gains (losses)	573,575	209,740	1,308,827	864,861	223,041	(110,767)
Change in unrealized gains (losses)	(827,068)	360,294	1,686,242	713,123	508,169	738,159
Net realized and change in unrealized gains (losses) on investments	(253,493)	570,034	2,995,069	1,577,984	731,210	627,392
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$318,504	$593,426	$2,995,069	$1,577,984	$829,709	$654,646

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENT OF NET ASSETS
As of December 31, 2020

	Wells Fargo	Wells Fargo
	VT Advantage	VT Advantage
	Discovery	Opportunity
	Fund	FundSM
ASSETS
Investments, at fair value	$10,658,929	$9,813,718
Total assets	$10,658,929	$9,813,718
NET ASSETS
Accumulation units	$10,658,929	$9,813,718
Total net assets	$10,658,929	$9,813,718
FUND SHARE INFORMATION
Number of shares	$218,734	$331,209
Cost of investments	$5,520,997	$7,439,286
ACCUMULATION UNIT VALUE
Lowest	$84.44	$44.50
Highest	$84.44	$44.50

STATEMENT OF OPERATIONS
For the Year Ended December 31, 2020

	Wells Fargo	Wells Fargo
	VT Advantage	VT Advantage
	Discovery	Opportunity
	Fund	FundSM
NET INVESTMENT INCOME (LOSS)
Dividends	$—	$36,048
Charges from Lincoln Benefit Life Company:
Mortality and expense risk	—	—
Policy Administration	—	—
Net investment income (loss)	—	36,048
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
Proceeds from sales	671,929	596,307
Cost of investments sold	443,589	538,174
Realized gains (losses) on fund shares	228,340	58,133
Realized gain distributions	682,436	623,195
Net realized gains (losses)	910,776	681,328
Change in unrealized gains (losses)	3,266,184	965,849
Net realized and change in unrealized gains (losses) on investments	4,176,960	1,647,177
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS	$4,176,960	$1,683,225

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AB VPS	AB VPS	AB VPS
	Growth	International	International
	and Income	Growth	Value
	Class A	Class A	Class A
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$9,666	$7,429	$4,561
Net realized gains (losses)	37,650	56,553	(866)
Change in unrealized gains (losses)	(14,602)	88,821	9,957
Increase (decrease) in net assets from operations	32,714	152,803	13,652
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	101,205	80,133	40,360
Benefits	—	—	—
Payments on termination	(65,286)	(36,554)	(9,225)
Loans	10,053	(1,859)	1,629
Policy maintenance charge	(53,526)	(42,245)	(21,601)
Transfers among the sub-accounts and with the Fixed Account - net	45,074	(7,143)	16,847
Increase (decrease) in net assets from policy transactions	37,520	(7,668)	28,010
INCREASE (DECREASE) IN NET ASSETS	70,234	145,135	41,662
NET ASSETS AT BEGINNING OF PERIOD	641,289	527,940	237,891
NET ASSETS AT END OF PERIOD	$711,523	$673,075	$279,553
Accumulation Units outstanding at beginning of period	25,041	44,868	28,416
Units issued	4,784	3,781	5,858
Units redeemed	(2,778)	(4,627)	(1,685)
Accumulation Units outstanding at end of period	27,047	44,022	32,589

	AB VPS	AB VPS
	Small Cap	Small/Mid Cap	Alger
	Growth	Value	Balanced
	Class A	Class A	Class I-2
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$7,195	$6,728
Net realized gains (losses)	112,433	26,362	7,726
Change in unrealized gains (losses)	473,487	23,890	38,105
Increase (decrease) in net assets from operations	585,920	57,447	52,559
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	173,627	107,086	126,964
Benefits	(1,407)	(837)	—
Payments on termination	(76,104)	(36,572)	(35,935)
Loans	(7,160)	(4,242)	279
Policy maintenance charge	(107,343)	(54,584)	(72,988)
Transfers among the sub-accounts and with the Fixed Account - net	64,341	61,266	18,906
Increase (decrease) in net assets from policy transactions	45,954	72,117	37,226
INCREASE (DECREASE) IN NET ASSETS	631,874	129,564	89,785
NET ASSETS AT BEGINNING OF PERIOD	1,091,552	722,980	490,508
NET ASSETS AT END OF PERIOD	$1,723,426	$852,544	$580,293
Accumulation Units outstanding at beginning of period	28,189	28,443	24,572
Units issued	4,040	5,784	4,198
Units redeemed	(3,325)	(1,780)	(2,398)
Accumulation Units outstanding at end of period	28,904	32,447	26,372

*See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alger		Alger
	Capital	Alger	Large Cap
	Appreciation	Income & Growth	Growth
	Class I-2	Class I-2	Class I-2
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$91,466	$33,538
Net realized gains (losses)	6,375,452	256,486	3,663,766
Change in unrealized gains (losses)	6,197,407	602,408	6,055,678
Increase (decrease) in net assets from operations	12,572,859	950,360	9,752,982
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,087,822	265,207	842,073
Benefits	(119,883)	(25,559)	(56,161)
Payments on termination	(1,613,021)	(255,173)	(519,758)
Loans	(154,898)	(85,173)	(35,155)
Policy maintenance charge	(1,689,638)	(295,700)	(842,022)
Transfers among the sub-accounts and with the Fixed Account - net	(1,118,451)	(68,370)	(843,009)
Increase (decrease) in net assets from policy transactions	(2,608,069)	(464,768)	(1,454,032)
INCREASE (DECREASE) IN NET ASSETS	9,964,790	485,592	8,298,950
NET ASSETS AT BEGINNING OF PERIOD	31,731,020	6,835,283	15,287,480
NET ASSETS AT END OF PERIOD	$41,695,810	$7,320,875	$23,586,430
Accumulation Units outstanding at beginning of period	470,913	155,897	387,607
Units issued	11,049	2,080	4,575
Units redeemed	(43,307)	(12,630)	(33,844)
Accumulation Units outstanding at end of period	438,655	145,347	358,338

	Alger	Alger
	MidCap	SmallCap
	Growth	Growth	DWS Bond
	Class I-2	Class I-2	VIP Class A
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$100,008	$149,504
Net realized gains (losses)	6,116,579	965,732	(1,444)
Change in unrealized gains (losses)	12,250,078	3,909,826	345,553
Increase (decrease) in net assets from operations	18,366,657	4,975,566	493,613
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,754,034	279,733	414,422
Benefits	(70,211)	(24,320)	(25,811)
Payments on termination	(1,273,806)	(252,745)	(178,464)
Loans	(20,880)	2,752	923
Policy maintenance charge	(1,503,763)	(374,660)	(345,629)
Transfers among the sub-accounts and with the Fixed Account - net	(1,824,832)	(463,196)	231,315
Increase (decrease) in net assets from policy transactions	(2,939,458)	(832,436)	96,756
INCREASE (DECREASE) IN NET ASSETS	15,427,199	4,143,130	590,369
NET ASSETS AT BEGINNING OF PERIOD	29,812,991	7,817,105	5,485,358
NET ASSETS AT END OF PERIOD	$45,240,190	$11,960,235	$6,075,727
Accumulation Units outstanding at beginning of period	602,171	187,167	246,741
Units issued	6,207	2,012	18,254
Units redeemed	(52,825)	(17,857)	(14,567)
Accumulation Units outstanding at end of period	555,553	171,322	250,428

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			DWS
		DWS CROCI®	Equity 500
	DWS Core Equity	International	Index VIP
	VIP Class A	VIP Class A	Class A
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$31,811	$49,691	$70,704
Net realized gains (losses)	120,750	(31,847)	270,065
Change in unrealized gains (losses)	226,417	27,754	429,612
Increase (decrease) in net assets from operations	378,978	45,598	770,381
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	95,758	92,384	204,896
Benefits	(11,871)	(1,218)	(10,006)
Payments on termination	(19,277)	(70,262)	(37,002)
Loans	(3,686)	614	(2,142)
Policy maintenance charge	(106,298)	(66,487)	(155,795)
Transfers among the sub-accounts and with the Fixed Account - net	(43,704)	34,506	2,747
Increase (decrease) in net assets from policy transactions	(89,078)	(10,463)	2,698
INCREASE (DECREASE) IN NET ASSETS	289,900	35,135	773,079
NET ASSETS AT BEGINNING OF PERIOD	2,412,491	1,616,244	4,245,508
NET ASSETS AT END OF PERIOD	$2,702,391	$1,651,379	$5,018,587
Accumulation Units outstanding at beginning of period	64,999	100,264	80,592
Units issued	996	7,346	1,605
Units redeemed	(3,301)	(7,774)	(1,528)
Accumulation Units outstanding at end of period	62,694	99,836	80,669

	DWS		DWS
	Global Income	DWS Global	Small Cap
	Builder VIP	Small Cap	Index VIP
	Class A II	VIP Class A	Class A
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$113,796	$29,653	$13,301
Net realized gains (losses)	88,671	(129,676)	125,523
Change in unrealized gains (losses)	103,419	752,206	135,515
Increase (decrease) in net assets from operations	305,886	652,183	274,339
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	198,814	200,771	85,673
Benefits	(81,577)	(31,504)	—
Payments on termination	(122,840)	(260,172)	(59,395)
Loans	(16,034)	821	(2,208)
Policy maintenance charge	(188,064)	(151,170)	(41,691)
Transfers among the sub-accounts and with the Fixed Account - net	78,651	30,220	39,399
Increase (decrease) in net assets from policy transactions	(131,050)	(211,034)	21,778
INCREASE (DECREASE) IN NET ASSETS	174,836	441,149	296,117
NET ASSETS AT BEGINNING OF PERIOD	3,933,884	4,017,343	1,294,675
NET ASSETS AT END OF PERIOD	$4,108,720	$4,458,492	$1,590,792
Accumulation Units outstanding at beginning of period	175,293	89,141	23,409
Units issued	6,611	4,225	2,357
Units redeemed	(13,151)	(9,071)	(1,682)
Accumulation Units outstanding at end of period	168,753	84,295	24,084

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated Hermes	Federated Hermes	Federated Hermes
	Fund for	High	Managed
	U.S. Government	Income Bond	Volatility
	Securities II*	Fund II Class P*	Fund II Class P*
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$119,991	$379,921	$63,239
Net realized gains (losses)	(1,948)	(70,188)	23,434
Change in unrealized gains (losses)	139,567	12,337	(75,370)
Increase (decrease) in net assets from operations	257,610	322,070	11,303
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	398,232	322,027	135,916
Benefits	(43,517)	(78,093)	(10,722)
Payments on termination	(228,636)	(274,511)	(132,638)
Loans	6,321	6,006	4,615
Policy maintenance charge	(381,223)	(341,558)	(144,331)
Transfers among the sub-accounts and with the Fixed Account - net	126,020	48,795	4,711
Increase (decrease) in net assets from policy transactions	(122,803)	(317,334)	(142,449)
INCREASE (DECREASE) IN NET ASSETS	134,807	4,736	(131,146)
NET ASSETS AT BEGINNING OF PERIOD	5,111,562	6,919,950	3,052,342
NET ASSETS AT END OF PERIOD	$5,246,369	$6,924,686	$2,921,196
Accumulation Units outstanding at beginning of period	222,087	188,909	102,997
Units issued	18,658	7,168	4,677
Units redeemed	(23,781)	(16,517)	(9,138)
Accumulation Units outstanding at end of period	216,964	179,560	98,536

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Asset	ContrafundSM	Emerging
	Manager Portfolio	Portfolio	Markets Portfolio
	Initial Class	Initial Class	Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$115,276	$76,146	$8,121
Net realized gains (losses)	146,972	2,779,374	127,825
Change in unrealized gains (losses)	1,075,275	22,772,059	159,866
Increase (decrease) in net assets from operations	1,337,523	25,627,579	295,812
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	513,748	4,769,953	161,363
Benefits	(89,905)	(276,865)	(196)
Payments on termination	(317,211)	(3,867,847)	(82,281)
Loans	31,372	(218,312)	6,177
Policy maintenance charge	(475,463)	(4,449,015)	(95,617)
Transfers among the sub-accounts and with the Fixed Account - net	331	(2,812,909)	(25,501)
Increase (decrease) in net assets from policy transactions	(337,128)	(6,854,995)	(36,055)
INCREASE (DECREASE) IN NET ASSETS	1,000,395	18,772,584	259,757
NET ASSETS AT BEGINNING OF PERIOD	9,620,609	88,931,799	959,617
NET ASSETS AT END OF PERIOD	$10,621,004	$107,704,383	$1,219,374
Accumulation Units outstanding at beginning of period	282,841	1,533,969	60,669
Units issued	8,940	18,897	4,407
Units redeemed	(18,778)	(119,708)	(6,347)
Accumulation Units outstanding at end of period	273,003	1,433,158	58,729

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Government Money	Growth
	PortfolioSM	Market Portfolio	& Income Portfolio
	Initial Class	Initial Class	Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$597,072	$63,351	$25,353
Net realized gains (losses)	1,680,351	—	62,074
Change in unrealized gains (losses)	246,798	—	21,958
Increase (decrease) in net assets from operations	2,524,221	63,351	109,385
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,153,527	2,572,437	218,956
Benefits	(241,455)	(374,018)	—
Payments on termination	(1,451,095)	(2,015,619)	(59,443)
Loans	(167,603)	(48,254)	11,895
Policy maintenance charge	(1,950,250)	(2,155,444)	(124,556)
Transfers among the sub-accounts and with the Fixed Account - net	593,521	3,941,891	28,673
Increase (decrease) in net assets from policy transactions	(1,063,355)	1,920,993	75,525
INCREASE (DECREASE) IN NET ASSETS	1,460,866	1,984,344	184,910
NET ASSETS AT BEGINNING OF PERIOD	41,450,879	24,085,535	1,219,237
NET ASSETS AT END OF PERIOD	$42,911,745	$26,069,879	$1,404,147
Accumulation Units outstanding at beginning of period	914,827	1,609,051	49,101
Units issued	34,738	658,891	5,848
Units redeemed	(54,173)	(528,778)	(2,516)
Accumulation Units outstanding at end of period	895,392	1,739,164	52,433

		Fidelity® VIP
	Fidelity® VIP	High	Fidelity® VIP
	Growth Portfolio	Income Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(126,717)	$35,443	$1,226,388
Net realized gains (losses)	9,027,900	(4,890)	3,141,148
Change in unrealized gains (losses)	17,493,772	(10,661)	8,191,192
Increase (decrease) in net assets from operations	26,394,955	19,892	12,558,728
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,983,162	123,494	3,188,986
Benefits	(210,411)	—	(669,610)
Payments on termination	(2,546,481)	(75,134)	(2,625,450)
Loans	(380,143)	1,695	64,401
Policy maintenance charge	(3,224,364)	(68,379)	(3,079,204)
Transfers among the sub-accounts and with the Fixed Account - net	(858,881)	21,578	(1,172,004)
Increase (decrease) in net assets from policy transactions	(4,237,118)	3,254	(4,292,881)
INCREASE (DECREASE) IN NET ASSETS	22,157,837	23,146	8,265,847
NET ASSETS AT BEGINNING OF PERIOD	63,351,129	729,553	73,978,035
NET ASSETS AT END OF PERIOD	$85,508,966	$752,699	$82,243,882
Accumulation Units outstanding at beginning of period	1,150,115	35,919	1,717,417
Units issued	24,769	4,596	30,561
Units redeemed	(89,387)	(4,446)	(132,221)
Accumulation Units outstanding at end of period	1,085,497	36,069	1,615,757

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Investment Grade	Mid
	Index 500 Portfolio	Bond Portfolio	Cap Portfolio
	Service Class	Initial Class	Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$157,422	$172,854	$22,444
Net realized gains (losses)	393,172	34,217	1,477
Change in unrealized gains (losses)	1,164,895	476,263	710,352
Increase (decrease) in net assets from operations	1,715,489	683,334	734,273
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,814,021	726,076	612,393
Benefits	(1,972)	(32,471)	(354)
Payments on termination	(792,519)	(290,695)	(203,092)
Loans	101,719	(21,913)	5,470
Policy maintenance charge	(1,057,408)	(428,643)	(313,515)
Transfers among the sub-accounts and with the Fixed Account - net	19,626	81,566	15,244
Increase (decrease) in net assets from policy transactions	83,467	33,920	116,146
INCREASE (DECREASE) IN NET ASSETS	1,798,956	717,254	850,419
NET ASSETS AT BEGINNING OF PERIOD	9,188,474	7,447,063	3,466,621
NET ASSETS AT END OF PERIOD	$10,987,430	$8,164,317	$4,317,040
Accumulation Units outstanding at beginning of period	318,279	376,522	144,464
Units issued	34,031	27,787	20,613
Units redeemed	(30,116)	(27,642)	(12,861)
Accumulation Units outstanding at end of period	322,194	376,667	152,216

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Real	Value
	Overseas Portfolio	Estate Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$47,878	$48,274	$4,095
Net realized gains (losses)	268,635	84,717	15,278
Change in unrealized gains (losses)	2,087,067	(258,433)	23,189
Increase (decrease) in net assets from operations	2,403,580	(125,442)	42,562
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,012,811	435,591	60,230
Benefits	(38,423)	(482)	—
Payments on termination	(689,521)	(73,307)	(12,516)
Loans	21,254	5,376	145
Policy maintenance charge	(729,523)	(203,143)	(31,524)
Transfers among the sub-accounts and with the Fixed Account - net	(131,178)	127,379	4,383
Increase (decrease) in net assets from policy transactions	(554,580)	291,414	20,718
INCREASE (DECREASE) IN NET ASSETS	1,849,000	165,972	63,280
NET ASSETS AT BEGINNING OF PERIOD	16,079,567	2,236,838	330,552
NET ASSETS AT END OF PERIOD	$17,928,567	$2,402,810	$393,832
Accumulation Units outstanding at beginning of period	564,122	103,933	14,044
Units issued	15,566	19,547	2,850
Units redeemed	(34,786)	(4,013)	(1,438)
Accumulation Units outstanding at end of period	544,902	119,467	15,456

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global
	Global Bond	Income	Discovery
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$74,981	$51,527	$27,615
Net realized gains (losses)	(20,213)	(639)	(4,784)
Change in unrealized gains (losses)	(102,880)	(35,490)	(48,934)
Increase (decrease) in net assets from operations	(48,112)	15,398	(26,103)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	160,158	171,720	207,100
Benefits	(659)	—	(760)
Payments on termination	(65,464)	(43,277)	(100,276)
Loans	(25,863)	1,426	6,927
Policy maintenance charge	(77,911)	(98,806)	(100,525)
Transfers among the sub-accounts and with the Fixed Account - net	72,635	19,688	18,148
Increase (decrease) in net assets from policy transactions	62,896	50,751	30,614
INCREASE (DECREASE) IN NET ASSETS	14,784	66,149	4,511
NET ASSETS AT BEGINNING OF PERIOD	938,181	931,989	1,187,329
NET ASSETS AT END OF PERIOD	$952,965	$998,138	$1,191,840
Accumulation Units outstanding at beginning of period	53,916	47,869	58,133
Units issued	11,128	6,383	11,067
Units redeemed	(7,351)	(3,478)	(8,276)
Accumulation Units outstanding at end of period	57,693	50,774	60,924

	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual	Small	Small-Mid
	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$15,841	$23,525	$—
Net realized gains (losses)	14,876	52,071	147,666
Change in unrealized gains (losses)	(44,306)	45,047	418,851
Increase (decrease) in net assets from operations	(13,589)	120,643	566,517
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	64,540	221,947	166,113
Benefits	(755)	(821)	(828)
Payments on termination	(13,014)	(124,793)	(119,511)
Loans	1,136	9,335	8,126
Policy maintenance charge	(35,420)	(125,619)	(98,836)
Transfers among the sub-accounts and with the Fixed Account - net	72,391	59,448	(42,150)
Increase (decrease) in net assets from policy transactions	88,878	39,497	(87,086)
INCREASE (DECREASE) IN NET ASSETS	75,289	160,140	479,431
NET ASSETS AT BEGINNING OF PERIOD	507,949	1,553,798	1,073,995
NET ASSETS AT END OF PERIOD	$583,238	$1,713,938	$1,553,426
Accumulation Units outstanding at beginning of period	25,666	60,539	39,012
Units issued	7,418	8,698	2,936
Units redeemed	(2,112)	(5,885)	(5,666)
Accumulation Units outstanding at end of period	30,972	63,352	36,282

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton	Franklin Templeton	Guggenheim
	Strategic	U.S. Government	VT U.S.
	Income	Securities	Long Short
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$28,964	$17,637	$7,316
Net realized gains (losses)	(2,952)	(943)	1,524
Change in unrealized gains (losses)	(3,679)	1,856	36,463
Increase (decrease) in net assets from operations	22,333	18,550	45,303
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	86,515	55,523	80,327
Benefits	—	—	(369)
Payments on termination	(7,779)	(8,732)	(37,716)
Loans	(2,414)	134	1,153
Policy maintenance charge	(48,085)	(37,468)	(42,448)
Transfers among the sub-accounts and with the Fixed Account - net	117,109	89,059	9,726
Increase (decrease) in net assets from policy transactions	145,346	98,516	10,673
INCREASE (DECREASE) IN NET ASSETS	167,679	117,066	55,976
NET ASSETS AT BEGINNING OF PERIOD	469,801	366,857	880,234
NET ASSETS AT END OF PERIOD	$637,480	$483,923	$936,210
Accumulation Units outstanding at beginning of period	27,043	26,536	35,170
Units issued	9,828	9,871	2,969
Units redeemed	(1,503)	(2,776)	(2,490)
Accumulation Units outstanding at end of period	35,368	33,631	35,649

	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	Conservative Balance	Discovery Mid Cap	Discovery Mid Cap
	Fund Series I	Growth Fund Series I*	Growth Fund Series II*
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$9,649	$1,098	$(4,462)
Net realized gains (losses)	18,970	319,025	449,298
Change in unrealized gains (losses)	36,249	1,686,072	505,967
Increase (decrease) in net assets from operations	64,868	2,006,195	950,803
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	86,233	238,405	66,547
Benefits	—	(104)	(2,458)
Payments on termination	(38,970)	(155,875)	(53,434)
Loans	168	23,421	(1,826)
Policy Maintenance Charge	(52,226)	(170,847)	(74,512)
Transfers among the sub-accounts and with the Fixed Account - net	9,057	2,508,967	1,280,548
Increase (decrease) in net assets from policy transactions	4,262	2,443,967	1,214,865
INCREASE (DECREASE) IN NET ASSETS	69,130	4,450,162	2,165,668
NET ASSETS AT BEGINNING OF PERIOD	443,381	2,716,139	—
NET ASSETS AT END OF PERIOD	$512,511	$7,166,301	$2,165,668
Accumulation Units outstanding at beginning of period	30,927	78,074	—
Units issued	2,821	78,563	502,706
Units redeemed	(2,623)	(10,221)	(355,946)
Accumulation Units outstanding at end of period	31,125	146,416	146,760

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	Global Fund	Global Fund	Global Strategic
	Series I	Series II	Fund Series I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$10,351	$52,989	$16,766
Net realized gains (losses)	78,387	654,092	(2,096)
Change in unrealized gains (losses)	307,532	2,427,009	(4,423)
Increase (decrease) in net assets from operations	396,270	3,134,090	10,247
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	172,154	747,496	37,469
Benefits	(82)	(8,514)	(628)
Payments on termination	(120,479)	(583,187)	(5,553)
Loans	9,580	15,761	(57)
Policy maintenance charge	(100,862)	(481,561)	(23,245)
Transfers among the sub-accounts and with the Fixed Account - net	18,172	(372,586)	3,927
Increase (decrease) in net assets from policy transactions	(21,517)	(682,591)	11,913
INCREASE (DECREASE) IN NET ASSETS	374,753	2,451,499	22,160
NET ASSETS AT BEGINNING OF PERIOD	1,433,879	11,862,817	289,849
NET ASSETS AT END OF PERIOD	$1,808,632	$14,314,316	$312,009
Accumulation Units outstanding at beginning of period	60,181	321,178	18,511
Units issued	5,206	6,237	2,115
Units redeemed	(5,914)	(23,064)	(1,355)
Accumulation Units outstanding at end of period	59,473	304,351	19,271

	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	International Growth	International Growth	Main Street
	Fund Series I	Fund Series II	Fund® Series I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$18,928	$(1,205)	$9,966
Net realized gains (losses)	49,989	78,406	64,352
Change in unrealized gains (losses)	355,870	268,457	19,628
Increase (decrease) in net assets from operations	424,787	345,658	93,946
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	234,145	55,935	101,166
Benefits	(141)	(65,646)	—
Payments on termination	(104,721)	(82,806)	(43,899)
Loans	9,978	(2,659)	712
Policy maintenance charge	(126,172)	(81,623)	(56,074)
Transfers among the sub-accounts and with the Fixed Account - net	(21,625)	(63,915)	(8,773)
Increase (decrease) in net assets from policy transactions	(8,536)	(240,714)	(6,868)
INCREASE (DECREASE) IN NET ASSETS	416,251	104,944	87,078
NET ASSETS AT BEGINNING OF PERIOD	1,951,709	1,943,388	664,036
NET ASSETS AT END OF PERIOD	$2,367,960	$2,048,332	$751,114
Accumulation Units outstanding at beginning of period	73,257	69,578	50,037
Units issued	7,078	2,659	4,134
Units redeemed	(5,471)	(11,224)	(4,498)
Accumulation Units outstanding at end of period	74,864	61,013	49,673

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	Main Street Small	Main Street Small	Total Return
	Cap Fund® Series I	Cap Fund® Series II	Bond Fund Series I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$75,958	$10,685	$9,179
Net realized gains (losses)	245,504	53,058	1,299
Change in unrealized gains (losses)	2,193,832	1,230,553	15,791
Increase (decrease) in net assets from operations	2,515,294	1,294,296	26,269
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	906,786	240,038	44,716
Benefits	(26,313)	(53,695)	—
Payments on termination	(554,694)	(176,623)	(11,575)
Loans	(42,857)	(8,617)	(1,514)
Policy maintenance charge	(566,515)	(263,560)	(25,153)
Transfers among the sub-accounts and with the Fixed Account - net	(20,930)	(154,282)	8,299
Increase (decrease) in net assets from policy transactions	(304,523)	(416,739)	14,773
INCREASE (DECREASE) IN NET ASSETS	2,210,771	877,557	41,042
NET ASSETS AT BEGINNING OF PERIOD	12,459,173	6,658,223	271,902
NET ASSETS AT END OF PERIOD	$14,669,944	$7,535,780	$312,944
Accumulation Units outstanding at beginning of period	231,708	152,174	24,167
Units issued	12,810	37,433	3,043
Units redeemed	(15,476)	(45,725)	(1,856)
Accumulation Units outstanding at end of period	229,042	143,882	25,354

	Invesco V.I.	Invesco V.I.
	American	American	Invesco V.I.
	Franchise	Value	Core Equity
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$1,997	$65,866	$7,999
Net realized gains (losses)	286,181	(30,334)	169,011
Change in unrealized gains (losses)	725,281	59,324	(90,939)
Increase (decrease) in net assets from operations	1,013,459	94,856	86,071
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	148,708	557,345	46,915
Benefits	(2,113)	(82,978)	(78)
Payments on termination	(72,679)	(279,832)	(226,216)
Loans	(6,184)	17,671	(7,209)
Policy maintenance charge	(106,364)	(447,639)	(33,500)
Transfers among the sub-accounts and with the Fixed Account - net	(96,316)	95,967	1,876
Increase (decrease) in net assets from policy transactions	(134,948)	(139,466)	(218,212)
INCREASE (DECREASE) IN NET ASSETS	878,511	(44,610)	(132,141)
NET ASSETS AT BEGINNING OF PERIOD	2,439,593	9,634,857	800,700
NET ASSETS AT END OF PERIOD	$3,318,104	$9,590,247	$668,559
Accumulation Units outstanding at beginning of period	91,355	279,527	31,610
Units issued	1,754	22,507	994
Units redeemed	(5,824)	(24,711)	(9,421)
Accumulation Units outstanding at end of period	87,285	277,323	23,183

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Invesco V.I.	Invesco V.I.
	Invesco V.I.	Growth and	Growth and
	Government	Income Fund	Income Fund
	Securities	Series I	Series II
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$33,060	$128,514	$77,399
Net realized gains (losses)	3,855	57,688	(40,735)
Change in unrealized gains (losses)	41,333	8,725	18,424
Increase (decrease) in net assets from operations	78,248	194,927	55,088
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	169,254	430,862	172,739
Benefits	(29)	(13,190)	(45,649)
Payments on termination	(31,526)	(155,874)	(212,208)
Loans	1,618	(3,837)	1,592
Policy maintenance charge	(73,402)	(258,063)	(225,134)
Transfers among the sub-accounts and with the Fixed Account - net	(10,154)	215,549	96,593
Increase (decrease) in net assets from policy transactions	55,761	215,447	(212,067)
INCREASE (DECREASE) IN NET ASSETS	134,009	410,374	(156,979)
NET ASSETS AT BEGINNING OF PERIOD	1,236,100	6,135,118	5,149,513
NET ASSETS AT END OF PERIOD	$1,370,109	$6,545,492	$4,992,534
Accumulation Units outstanding at beginning of period	100,782	144,054	156,427
Units issued	18,478	12,862	11,127
Units redeemed	(14,146)	(5,779)	(18,229)
Accumulation Units outstanding at end of period	105,114	151,137	149,325

			Invesco V.I.
		Invesco V.I.	Mid Cap
	Invesco V.I.	Mid Cap	Growth
	High Yield	Core Equity	Fund Series II*
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$22,081	$17,631	$(1,858)
Net realized gains (losses)	(701)	480,443	293,338
Change in unrealized gains (losses)	(8,207)	(252,692)	(538,076)
Increase (decrease) in net assets from operations	13,173	245,382	(246,596)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	25,911	181,775	73,255
Benefits	—	(3,818)	(37,460)
Payments on termination	(12,127)	(123,942)	(73,310)
Loans	2,376	(12,054)	3,143
Policy maintenance charge	(23,725)	(108,321)	(66,987)
Transfers among the sub-accounts and with the Fixed Account - net	12,852	50,361	(4,198,561)
Increase (decrease) in net assets from policy transactions	5,287	(15,999)	(4,299,920)
INCREASE (DECREASE) IN NET ASSETS	18,460	229,383	(4,546,516)
NET ASSETS AT BEGINNING OF PERIOD	377,640	2,516,902	4,546,516
NET ASSETS AT END OF PERIOD	$396,100	$2,746,285	$—
Accumulation Units outstanding at beginning of period	24,465	85,088	122,347
Units issued	1,618	5,077	727
Units redeemed	(1,246)	(5,182)	(123,074)
Accumulation Units outstanding at end of period	24,837	84,983	—

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Janus Henderson
	Invesco V.I.	Balanced	Janus Henderson
	Value	Portfolio	Balanced Portfolio
	Opportunity	Institutional Shares	Service Shares
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$17,561	$600,709	$127,310
Net realized gains (losses)	139,092	1,421,024	234,985
Change in unrealized gains (losses)	257,407	3,160,398	797,978
Increase (decrease) in net assets from operations	414,060	5,182,131	1,160,273
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	378,045	2,009,572	535,781
Benefits	(18,268)	(287,490)	(9,695)
Payments on termination	(152,843)	(1,426,816)	(341,190)
Loans	6,959	(30,188)	(25,599)
Policy maintenance charge	(266,633)	(2,097,558)	(366,450)
Transfers among the sub-accounts and with the Fixed Account - net	202,516	234,652	298,302
Increase (decrease) in net assets from policy transactions	149,776	(1,597,828)	91,149
INCREASE (DECREASE) IN NET ASSETS	563,836	3,584,303	1,251,422
NET ASSETS AT BEGINNING OF PERIOD	5,546,183	38,483,338	8,226,857
NET ASSETS AT END OF PERIOD	$6,110,019	$42,067,641	$9,478,279
Accumulation Units outstanding at beginning of period	257,155	637,864	192,444
Units issued	24,941	25,070	10,761
Units redeemed	(13,427)	(43,856)	(8,766)
Accumulation Units outstanding at end of period	268,669	619,078	194,439

	Janus Henderson	Janus Henderson	Janus Henderson
	Enterprise	Flexible	Forty
	Portfolio	Bond Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(108,096)	$173,116	$21,501
Net realized gains (losses)	5,372,876	15,280	1,015,339
Change in unrealized gains (losses)	4,304,376	418,120	2,447,189
Increase (decrease) in net assets from operations	9,569,156	606,516	3,484,029
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,878,406	382,841	673,102
Benefits	(320,217)	(31,721)	(19,907)
Payments on termination	(1,931,271)	(317,379)	(606,141)
Loans	(131,176)	(8,895)	(94,910)
Policy maintenance charge	(2,171,262)	(351,394)	(481,862)
Transfers among the sub-accounts and with the Fixed Account - net	(704,284)	247,116	(148,825)
Increase (decrease) in net assets from policy transactions	(3,379,804)	(79,432)	(678,543)
INCREASE (DECREASE) IN NET ASSETS	6,189,352	527,084	2,805,486
NET ASSETS AT BEGINNING OF PERIOD	53,311,479	6,072,139	9,300,251
NET ASSETS AT END OF PERIOD	$59,500,831	$6,599,223	$12,105,737
Accumulation Units outstanding at beginning of period	619,021	199,322	196,306
Units issued	10,121	22,613	14,544
Units redeemed	(48,931)	(24,232)	(26,436)
Accumulation Units outstanding at end of period	580,211	197,703	184,414

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global Research	Global
	Portfolio	Portfolio	Technology Portfolio
	Institutional Shares	Service Shares	Institutional Shares
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$124,510	$7,258	$—
Net realized gains (losses)	2,395,887	91,598	206,877
Change in unrealized gains (losses)	3,240,521	163,686	430,662
Increase (decrease) in net assets from operations	5,760,918	262,542	637,539
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,513,713	73,882	195,681
Benefits	(200,361)	(14,647)	(814)
Payments on termination	(739,654)	(19,468)	(66,243)
Loans	(175,893)	(13,841)	8,520
Policy maintenance charge	(1,594,526)	(49,415)	(128,488)
Transfers among the sub-accounts and with the Fixed Account - net	(132,751)	78,227	29,326
Increase (decrease) in net assets from policy transactions	(1,329,472)	54,738	37,982
INCREASE (DECREASE) IN NET ASSETS	4,431,446	317,280	675,521
NET ASSETS AT BEGINNING OF PERIOD	30,594,687	1,241,461	1,222,093
NET ASSETS AT END OF PERIOD	$35,026,133	$1,558,741	$1,897,614
Accumulation Units outstanding at beginning of period	807,895	34,781	25,138
Units issued	11,904	3,276	3,465
Units redeemed	(43,979)	(1,593)	(2,787)
Accumulation Units outstanding at end of period	775,820	36,464	25,816

	Janus Henderson	Janus Henderson	Janus Henderson
	Mid	Mid Cap Value	Overseas
	Cap Value Portfolio	Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$7,972	$45,412	$14,626
Net realized gains (losses)	8,305	68,469	(10,987)
Change in unrealized gains (losses)	(12,201)	(130,960)	185,001
Increase (decrease) in net assets from operations	4,076	(17,079)	188,640
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	120,942	307,100	155,667
Benefits	(508)	(1,059)	(408)
Payments on termination	(35,885)	(225,751)	(95,783)
Loans	10,102	4,929	(7,399)
Policy maintenance charge	(66,014)	(181,466)	(83,079)
Transfers among the sub-accounts and with the Fixed Account - net	17,988	136,195	3,923
Increase (decrease) in net assets from policy transactions	46,625	39,948	(27,079)
INCREASE (DECREASE) IN NET ASSETS	50,701	22,869	161,561
NET ASSETS AT BEGINNING OF PERIOD	704,970	4,777,178	1,130,848
NET ASSETS AT END OF PERIOD	$755,671	$4,800,047	$1,292,409
Accumulation Units outstanding at beginning of period	29,288	130,398	113,960
Units issued	4,350	9,587	11,630
Units redeemed	(1,952)	(7,356)	(13,600)
Accumulation Units outstanding at end of period	31,686	132,629	111,990
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Janus Henderson	Lazard Retirement
	Overseas	Research	Emerging
	Portfolio	Portfolio	Markets
	Service Shares	Institutional Shares	Equity Portfolio
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$55,509	$33,324	$31,904
Net realized gains (losses)	(135,709)	4,425,206	(7,133)
Change in unrealized gains (losses)	879,553	7,290,918	(34,131)
Increase (decrease) in net assets from operations	799,353	11,749,448	(9,360)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	393,335	1,453,574	123,747
Benefits	(32,688)	(348,185)	(9,678)
Payments on termination	(262,958)	(1,265,605)	(49,212)
Loans	396	(112,090)	4,636
Policy maintenance charge	(242,699)	(1,841,343)	(68,343)
Transfers among the sub-accounts and with the Fixed Account - net	(146,047)	(853,210)	2,567
Increase (decrease) in net assets from policy transactions	(290,661)	(2,966,859)	3,717
INCREASE (DECREASE) IN NET ASSETS	508,692	8,782,589	(5,643)
NET ASSETS AT BEGINNING OF PERIOD	5,235,306	37,832,103	1,385,982
NET ASSETS AT END OF PERIOD	$5,743,998	$46,614,692	$1,380,339
Accumulation Units outstanding at beginning of period	543,346	722,688	22,470
Units issued	29,053	3,586	2,129
Units redeemed	(58,583)	(54,288)	(1,932)
Accumulation Units outstanding at end of period	513,816	671,986	22,667

	Legg Mason	Legg Mason Western
	ClearBridge Variable	Assets Variable	MFS® High
	Large Cap Value	Global High Yield	Yield Portfolio
	Portfolio Class I	Bond Portfolio Class I	Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$55,029	$91,118	$72,598
Net realized gains (losses)	502,327	(24,611)	(5,319)
Change in unrealized gains (losses)	(274,937)	98,368	(892)
Increase (decrease) in net assets from operations	282,419	164,875	66,387
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	213,760	170,402	119,278
Benefits	(258)	(620)	(40,405)
Payments on termination	(124,473)	(398,430)	(41,003)
Loans	(10,773)	3,636	3,554
Policy maintenance charge	(187,464)	(105,948)	(74,132)
Transfers among the sub-accounts and with the Fixed Account - net	31,885	41,017	69,724
Increase (decrease) in net assets from policy transactions	(77,323)	(289,943)	37,016
INCREASE (DECREASE) IN NET ASSETS	205,096	(125,068)	103,403
NET ASSETS AT BEGINNING OF PERIOD	4,388,186	2,526,633	1,299,389
NET ASSETS AT END OF PERIOD	$4,593,282	$2,401,565	$1,402,792
Accumulation Units outstanding at beginning of period	131,094	98,022	93,884
Units issued	47,106	4,589	8,858
Units redeemed	(47,740)	(15,793)	(6,292)
Accumulation Units outstanding at end of period	130,460	86,818	96,450

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		MFS® Mass
	MFS® Investors	Investors Growth	MFS® New
	Trust	Stock Portfolio	Discovery
	Series Initial Class	Initial Class	Series Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$33,929	$6,660	$—
Net realized gains (losses)	305,189	161,247	1,431,145
Change in unrealized gains (losses)	392,164	146,072	3,914,807
Increase (decrease) in net assets from operations	731,282	313,979	5,345,952
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	212,617	74,875	496,321
Benefits	(13,594)	(5,507)	(66,496)
Payments on termination	(154,730)	(60,304)	(488,967)
Loans	(30,861)	(5,002)	(40,107)
Policy maintenance charge	(260,434)	(61,231)	(502,190)
Transfers among the sub-accounts and with the Fixed Account - net	(106,545)	(15,222)	(319,973)
Increase (decrease) in net assets from policy transactions	(353,547)	(72,391)	(921,412)
INCREASE (DECREASE) IN NET ASSETS	377,735	241,588	4,424,540
NET ASSETS AT BEGINNING OF PERIOD	5,692,896	1,448,464	12,333,109
NET ASSETS AT END OF PERIOD	$6,070,631	$1,690,052	$16,757,649
Accumulation Units outstanding at beginning of period	146,074	76,437	154,454
Units issued	2,712	1,390	972
Units redeemed	(11,992)	(5,038)	(11,572)
Accumulation Units outstanding at end of period	136,794	72,789	143,854

	MFS® Total
	Return	MFS® Utilities	MFS® Value
	Series Initial Class	Series Initial Class	Series Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$279,715	$71,761	$34,943
Net realized gains (losses)	395,247	111,459	109,504
Change in unrealized gains (losses)	519,878	(3,379)	(53,941)
Increase (decrease) in net assets from operations	1,194,840	179,841	90,506
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	646,943	212,597	122,157
Benefits	(60,179)	(9,490)	—
Payments on termination	(323,659)	(131,864)	(27,804)
Loans	(2,972)	1,185	4,706
Policy maintenance charge	(570,118)	(147,378)	(96,572)
Transfers among the sub-accounts and with the Fixed Account - net	83,596	(19,745)	30,025
Increase (decrease) in net assets from policy transactions	(226,389)	(94,695)	32,512
INCREASE (DECREASE) IN NET ASSETS	968,451	85,146	123,018
NET ASSETS AT BEGINNING OF PERIOD	12,501,203	3,065,160	2,376,485
NET ASSETS AT END OF PERIOD	$13,469,654	$3,150,306	$2,499,503
Accumulation Units outstanding at beginning of period	324,227	39,955	60,408
Units issued	7,273	1,580	3,046
Units redeemed	(13,373)	(2,759)	(2,052)
Accumulation Units outstanding at end of period	318,127	38,776	61,402

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		MFS® VIT
	MFS® VIT	New Discovery	MFS® VIT
	Growth Series	Series	Research Series
	Initial Class	Service Class	Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$(6,262)	$33,951
Net realized gains (losses)	1,220,488	128,643	258,748
Change in unrealized gains (losses)	1,998,432	236,670	469,250
Increase (decrease) in net assets from operations	3,218,920	359,051	761,949
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	327,170	28,451	144,654
Benefits	(21,999)	(4,552)	(2,202)
Payments on termination	(268,967)	(25,818)	(100,184)
Loans	(8,292)	(487)	(1,167)
Policy maintenance charge	(437,091)	(43,047)	(129,521)
Transfers among the sub-accounts and with the Fixed Account - net	(407,054)	(60,745)	(125,976)
Increase (decrease) in net assets from policy transactions	(816,233)	(106,198)	(214,396)
INCREASE (DECREASE) IN NET ASSETS	2,402,687	252,853	547,553
NET ASSETS AT BEGINNING OF PERIOD	10,738,016	906,483	4,823,970
NET ASSETS AT END OF PERIOD	$13,140,703	$1,159,336	$5,371,523
Accumulation Units outstanding at beginning of period	194,428	22,376	112,159
Units issued	3,701	2,983	1,864
Units redeemed	(17,681)	(5,564)	(6,908)
Accumulation Units outstanding at end of period	180,448	19,795	107,115

	Morgan Stanley	Morgan Stanley	Morgan Stanley
	VIF Emerging	VIF	VIF U.S.
	Markets Equity	Growth	Real Estate
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$6,559	$(11,802)	$148,252
Net realized gains (losses)	10,771	1,135,061	143,647
Change in unrealized gains (losses)	60,233	4,106,548	(1,366,643)
Increase (decrease) in net assets from operations	77,563	5,229,807	(1,074,744)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	54,407	259,817	439,535
Benefits	—	(15,382)	(15,436)
Payments on termination	(31,021)	(398,389)	(253,771)
Loans	(1,540)	(99,192)	961
Policy maintenance charge	(27,206)	(250,381)	(261,336)
Transfers among the sub-accounts and with the Fixed Account - net	12,371	79,637	191,020
Increase (decrease) in net assets from policy transactions	7,011	(423,890)	100,973
INCREASE (DECREASE) IN NET ASSETS	84,574	4,805,917	(973,771)
NET ASSETS AT BEGINNING OF PERIOD	501,300	4,705,791	6,587,817
NET ASSETS AT END OF PERIOD	$585,874	$9,511,708	$5,614,046
Accumulation Units outstanding at beginning of period	45,672	77,611	123,562
Units issued	6,057	7,336	12,450
Units redeemed	(5,086)	(12,122)	(9,373)
Accumulation Units outstanding at end of period	46,643	72,825	126,639

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morningstar	Morningstar	Morningstar
	Aggressive Growth	Balanced	Conservative ETF
	ETF Asset Allocation	ETF Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$200,356	$243,104	$25,118
Net realized gains (losses)	217,792	(3,733)	10,604
Change in unrealized gains (losses)	656,809	637,137	51,712
Increase (decrease) in net assets from operations	1,074,957	876,508	87,434
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,998,545	1,849,676	179,953
Benefits	(16,264)	(52,427)	(5,280)
Payments on termination	(422,508)	(1,275,908)	(22,367)
Loans	(194,201)	(366)	(49,398)
Policy maintenance charge	(1,107,272)	(1,254,446)	(173,428)
Transfers among the sub-accounts and with the Fixed Account - net	(30,824)	(90,876)	96,295
Increase (decrease) in net assets from policy transactions	227,476	(824,347)	25,775
INCREASE (DECREASE) IN NET ASSETS	1,302,433	52,161	113,209
NET ASSETS AT BEGINNING OF PERIOD	9,855,045	11,589,500	1,313,207
NET ASSETS AT END OF PERIOD	$11,157,478	$11,641,661	$1,426,416
Accumulation Units outstanding at beginning of period	503,580	617,761	85,952
Units issued	57,958	43,790	10,874
Units redeemed	(45,011)	(85,861)	(9,779)
Accumulation Units outstanding at end of period	516,527	575,690	87,047

	Morningstar	Morningstar Income	PIMCO VIT
	Growth ETF	and Growth ETF	Int. Bond
	Asset Allocation	Asset Allocation	U.S. Dollar-Hedged
	Portfolio Class I	Portfolio Class I	Admin. Shares
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$427,552	$63,775	$180,704
Net realized gains (losses)	541,626	13,735	19,207
Change in unrealized gains (losses)	998,797	137,630	(37,157)
Increase (decrease) in net assets from operations	1,967,975	215,140	162,754
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,352,775	411,936	210,558
Benefits	(7,032)	(183,820)	(3,499)
Payments on termination	(1,147,995)	(120,602)	(135,811)
Loans	(166,651)	(1,996)	(1,265)
Policy maintenance charge	(1,906,189)	(334,074)	(207,571)
Transfers among the sub-accounts and with the Fixed Account - net	(249,593)	96,780	39,326
Increase (decrease) in net assets from policy transactions	(124,685)	(131,776)	(98,262)
INCREASE (DECREASE) IN NET ASSETS	1,843,290	83,364	64,492
NET ASSETS AT BEGINNING OF PERIOD	19,211,753	2,655,591	3,129,046
NET ASSETS AT END OF PERIOD	$21,055,043	$2,738,955	$3,193,538
Accumulation Units outstanding at beginning of period	984,240	157,119	128,103
Units issued	72,532	14,317	10,953
Units redeemed	(75,880)	(22,837)	(15,229)
Accumulation Units outstanding at end of period	980,892	148,599	123,827

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO VIT Real	PIMCO VIT
	Return	Total Return	Putnam
	Portfolio	Portfolio	VT High Yield
	Admin. Shares	Admin. Shares	Fund Class IA
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$54,514	$293,410	$62,089
Net realized gains (losses)	3,396	208,738	(2,988)
Change in unrealized gains (losses)	362,365	674,133	1,687
Increase (decrease) in net assets from operations	420,275	1,176,281	60,788
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	293,667	919,187	61,975
Benefits	(451)	(66,488)	(7,123)
Payments on termination	(177,304)	(498,667)	(21,170)
Loans	3,425	(23,068)	(6,419)
Policy maintenance charge	(189,231)	(803,435)	(50,484)
Transfers among the sub-accounts and with the Fixed Account - net	37,313	340,516	22,432
Increase (decrease) in net assets from policy transactions	(32,581)	(131,955)	(789)
INCREASE (DECREASE) IN NET ASSETS	387,694	1,044,326	59,999
NET ASSETS AT BEGINNING OF PERIOD	3,676,531	13,977,999	1,110,040
NET ASSETS AT END OF PERIOD	$4,064,225	$15,022,325	$1,170,039
Accumulation Units outstanding at beginning of period	195,855	598,850	31,701
Units issued	12,230	38,662	1,069
Units redeemed	(14,277)	(44,550)	(1,098)
Accumulation Units outstanding at end of period	193,808	592,962	31,672

	Putnam	Putnam
	VT International	VT International	T. Rowe Price
	Value Fund	Value Fund	Blue Chip Growth
	Class IA	Class IB	Portfolio I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$17,466	$48,405	$—
Net realized gains (losses)	(14,099)	(10,273)	651,740
Change in unrealized gains (losses)	22,258	56,847	1,510,053
Increase (decrease) in net assets from operations	25,625	94,979	2,161,793
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	30,655	80,842	323,789
Benefits	(4,269)	(6,182)	(2,469)
Payments on termination	(10,351)	(67,202)	(333,002)
Loans	25,833	56,800	(757)
Policy maintenance charge	(22,549)	(80,459)	(258,342)
Transfers among the sub-accounts and with the Fixed Account - net	(72,664)	57,140	35,056
Increase (decrease) in net assets from policy transactions	(53,345)	40,939	(235,725)
INCREASE (DECREASE) IN NET ASSETS	(27,720)	135,918	1,926,068
NET ASSETS AT BEGINNING OF PERIOD	725,099	2,325,715	6,438,445
NET ASSETS AT END OF PERIOD	$697,379	$2,461,633	$8,364,513
Accumulation Units outstanding at beginning of period	23,844	107,951	126,914
Units issued	3,763	11,352	5,608
Units redeemed	(5,605)	(9,318)	(9,733)
Accumulation Units outstanding at end of period	22,002	109,985	122,789

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Equity Income	International	Mid-Cap
	Portfolio I	Stock I	Growth I
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$571,997	$23,392	$—
Net realized gains (losses)	573,575	209,740	1,308,827
Change in unrealized gains (losses)	(827,068)	360,294	1,686,242
Increase (decrease) in net assets from operations	318,504	593,426	2,995,069
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,464,750	259,370	385,095
Benefits	(102,490)	(8,375)	(43,831)
Payments on termination	(993,740)	(118,451)	(538,700)
Loans	(14,589)	5,359	13,161
Policy maintenance charge	(1,062,114)	(228,169)	(496,176)
Transfers among the sub-accounts and with the Fixed Account - net	284,183	(92,110)	(124,749)
Increase (decrease) in net assets from policy transactions	(424,000)	(182,376)	(805,200)
INCREASE (DECREASE) IN NET ASSETS	(105,496)	411,050	2,189,869
NET ASSETS AT BEGINNING OF PERIOD	28,136,990	4,233,636	13,513,799
NET ASSETS AT END OF PERIOD	$28,031,494	$4,644,686	$15,703,668
Accumulation Units outstanding at beginning of period	619,475	164,014	134,843
Units issued	25,681	21,038	12,197
Units redeemed	(35,222)	(27,831)	(20,474)
Accumulation Units outstanding at end of period	609,934	157,221	126,566

		VanEck VIP	VanEck VIP
	T. Rowe Price	Emerging	Global
	New America	Markets	Hard Assets
	Growth I	Fund Initial Class	Fund Initial Class
	2020	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$98,499	$27,254
Net realized gains (losses)	864,861	223,041	(110,767)
Change in unrealized gains (losses)	713,123	508,169	738,159
Increase (decrease) in net assets from operations	1,577,984	829,709	654,646
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	118,605	372,394	332,198
Benefits	(19,374)	(3,063)	(6,850)
Payments on termination	(148,459)	(378,041)	(148,408)
Loans	(5,827)	(36,372)	(216)
Policy maintenance charge	(135,736)	(215,917)	(147,127)
Transfers among the sub-accounts and with the Fixed Account - net	18,217	(145,067)	10,954
Increase (decrease) in net assets from policy transactions	(172,574)	(406,066)	40,551
INCREASE (DECREASE) IN NET ASSETS	1,405,410	423,643	695,197
NET ASSETS AT BEGINNING OF PERIOD	3,679,204	5,122,500	3,034,290
NET ASSETS AT END OF PERIOD	$5,084,614	$5,546,143	$3,729,487
Accumulation Units outstanding at beginning of period	70,910	119,262	136,991
Units issued	2,204	4,721	14,660
Units redeemed	(5,237)	(13,855)	(10,291)
Accumulation Units outstanding at end of period	67,877	110,128	141,360

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Wells Fargo	Wells Fargo
	VT Advantage	VT Advantage
	Discovery	Opportunity
	Fund	FundSM
	2020	2020
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$—	$36,048
Net realized gains (losses)	910,776	681,328
Change in unrealized gains (losses)	3,266,184	965,849
Increase (decrease) in net assets from operations	4,176,960	1,683,225
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	258,055	344,704
Benefits	(30,396)	(61,752)
Payments on termination	(206,205)	(229,899)
Loans	(12,099)	(13,511)
Policy maintenance charge	(296,304)	(352,532)
Transfers among the sub-accounts and with the Fixed Account - net	(237,035)	(106,500)
Increase (decrease) in net assets from policy transactions	(523,984)	(419,490)
INCREASE (DECREASE) IN NET ASSETS	3,652,976	1,263,735
NET ASSETS AT BEGINNING OF PERIOD	7,005,953	8,549,983
NET ASSETS AT END OF PERIOD	$10,658,929	$9,813,718
Accumulation Units outstanding at beginning of period	134,957	232,510
Units issued	1,981	3,793
Units redeemed	(10,701)	(15,753)
Accumulation Units outstanding at end of period	126,237	220,550

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	AB VPS	AB VPS	AB VPS
	Growth	International	International
	and Income	Growth	Value
	Class A	Class A	Class A
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$7,443	$2,697	$2,083
Net realized gains (losses)	89,272	15,947	(2,252)
Change in unrealized gains (losses)	36,997	93,310	36,930
Increase (decrease) in net assets from operations	133,712	111,954	36,761
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	112,716	85,123	44,658
Benefits	(142,320)	—	—
Payments on termination	(98,497)	(21,187)	(30,573)
Loans	(13,610)	(1,499)	(4,278)
Policy Maintenance Charge	(58,842)	(41,671)	(23,664)
Transfers among the sub-accounts and with the Fixed Account - net	5,589	1,304	(5,524)
Increase (decrease) in net assets from policy transactions	(194,964)	22,070	(19,381)
INCREASE (DECREASE) IN NET ASSETS	(61,252)	134,024	17,380
NET ASSETS AT BEGINNING OF PERIOD	702,541	393,916	220,511
NET ASSETS AT END OF PERIOD	$641,289	$527,940	$237,891
Accumulation Units outstanding at beginning of period	33,994	42,692	30,854
Units issued	2,992	4,624	4,000
Units redeemed	(11,945)	(2,448)	(6,438)
Accumulation Units outstanding at end of period	25,041	44,868	28,416

	AB VPS	AB VPS
	Small Cap	Small/Mid Cap	Alger
	Growth	Value	Balanced
	Class A	Class A	Class I-2
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$4,084	$6,950
Net realized gains (losses)	140,998	70,747	13,855
Change in unrealized gains (losses)	157,904	45,532	55,202
Increase (decrease) in net assets from operations	298,902	120,363	76,007
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	179,228	117,998	133,771
Benefits	—	—	—
Payments on termination	(98,131)	(43,011)	(14,588)
Loans	(7,426)	(3,538)	(1,659)
Policy Maintenance Charge	(106,749)	(62,209)	(74,484)
Transfers among the sub-accounts and with the Fixed Account - net	(3,486)	(998)	1,331
Increase (decrease) in net assets from policy transactions	(36,564)	8,242	44,371
INCREASE (DECREASE) IN NET ASSETS	262,338	128,605	120,378
NET ASSETS AT BEGINNING OF PERIOD	829,214	594,375	370,130
NET ASSETS AT END OF PERIOD	$1,091,552	$722,980	$490,508
Accumulation Units outstanding at beginning of period	29,209	28,082	22,157
Units issued	2,129	3,323	3,505
Units redeemed	(3,149)	(2,962)	(1,090)
Accumulation Units outstanding at end of period	28,189	28,443	24,572
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Alger		Alger
	Capital	Alger	Large Cap
	Appreciation	Income & Growth	Growth
	Class I-2	Class I-2	Class I-2
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$100,109	$—
Net realized gains (losses)	4,305,837	750,421	475,385
Change in unrealized gains (losses)	4,061,284	745,958	2,908,424
Increase (decrease) in net assets from operations	8,367,121	1,596,488	3,383,809
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,153,967	273,564	887,492
Benefits	(56,719)	(17,381)	(30,707)
Payments on termination	(1,813,860)	(243,907)	(778,291)
Loans	(277,901)	(23,783)	(46,278)
Policy Maintenance Charge	(1,593,254)	(308,550)	(760,446)
Transfers among the sub-accounts and with the Fixed Account - net	(699,976)	(20,609)	(47,328)
Increase (decrease) in net assets from policy transactions	(2,287,743)	(340,666)	(775,558)
INCREASE (DECREASE) IN NET ASSETS	6,079,378	1,255,822	2,608,251
NET ASSETS AT BEGINNING OF PERIOD	25,651,642	5,579,461	12,679,229
NET ASSETS AT END OF PERIOD	$31,731,020	$6,835,283	$15,287,480
Accumulation Units outstanding at beginning of period	503,663	164,761	410,096
Units issued	17,769	1,334	7,567
Units redeemed	(50,519)	(10,198)	(30,056)
Accumulation Units outstanding at end of period	470,913	155,897	387,607

	Alger	Alger
	MidCap	SmallCap
	Growth	Growth	DWS Bond
	Class I-2	Class I-2	VIP Class A
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$—	$—	$159,296
Net realized gains (losses)	3,853,262	530,094	(20,298)
Change in unrealized gains (losses)	3,374,165	1,343,982	392,654
Increase (decrease) in net assets from operations	7,227,427	1,874,076	531,652
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,840,791	297,896	434,232
Benefits	(74,059)	(36,696)	(20,127)
Payments on termination	(1,509,234)	(297,785)	(262,950)
Loans	20,730	(18,226)	(15,638)
Policy Maintenance Charge	(1,419,668)	(343,731)	(353,187)
Transfers among the sub-accounts and with the Fixed Account - net	(404,926)	(143,579)	74,221
Increase (decrease) in net assets from policy transactions	(1,546,366)	(542,121)	(143,449)
INCREASE (DECREASE) IN NET ASSETS	5,681,061	1,331,955	388,203
NET ASSETS AT BEGINNING OF PERIOD	24,131,930	6,485,150	5,097,155
NET ASSETS AT END OF PERIOD	$29,812,991	$7,817,105	$5,485,358
Accumulation Units outstanding at beginning of period	631,660	200,828	253,383
Units issued	12,404	5,348	11,404
Units redeemed	(41,893)	(19,009)	(18,046)
Accumulation Units outstanding at end of period	602,171	187,167	246,741
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			DWS
		DWS CROCI®	Equity 500
	DWS Core Equity	International	Index VIP
	VIP Class A	VIP Class A	Class A
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$24,900	$41,485	$76,757
Net realized gains (losses)	260,171	(11,878)	272,309
Change in unrealized gains (losses)	305,534	253,331	697,966
Increase (decrease) in net assets from operations	590,605	282,938	1,047,032
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	91,789	91,384	215,271
Benefits	(849)	(413)	(11,033)
Payments on termination	(66,560)	(19,930)	(236,920)
Loans	(2,807)	22,031	(5,193)
Policy Maintenance Charge	(112,804)	(69,380)	(158,308)
Transfers among the sub-accounts and with the Fixed Account - net	(109,337)	50,641	(13,648)
Increase (decrease) in net assets from policy transactions	(200,568)	74,333	(209,831)
INCREASE (DECREASE) IN NET ASSETS	390,037	357,271	837,201
NET ASSETS AT BEGINNING OF PERIOD	2,022,454	1,258,973	3,408,307
NET ASSETS AT END OF PERIOD	$2,412,491	$1,616,244	$4,245,508
Accumulation Units outstanding at beginning of period	71,000	95,105	84,877
Units issued	842	7,883	1,802
Units redeemed	(6,843)	(2,724)	(6,087)
Accumulation Units outstanding at end of period	64,999	100,264	80,592

	DWS		DWS
	Global Income	DWS Global	Small Cap
	Builder VIP	Small Cap	Index VIP
	Class A II	VIP Class A	Class A
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$139,274	$—	$12,474
Net realized gains (losses)	9,364	97,786	124,475
Change in unrealized gains (losses)	519,635	614,334	127,130
Increase (decrease) in net assets from operations	668,273	712,120	264,079
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	202,650	212,687	87,035
Benefits	(3,795)	(7,072)	(2,049)
Payments on termination	(105,401)	(166,325)	(76,147)
Loans	(6,418)	(17,720)	(5,769)
Policy Maintenance Charge	(196,610)	(159,805)	(42,806)
Transfers among the sub-accounts and with the Fixed Account - net	9,182	54,368	12,221
Increase (decrease) in net assets from policy transactions	(100,392)	(83,867)	(27,515)
INCREASE (DECREASE) IN NET ASSETS	567,881	628,253	236,564
NET ASSETS AT BEGINNING OF PERIOD	3,366,003	3,389,090	1,058,111
NET ASSETS AT END OF PERIOD	$3,933,884	$4,017,343	$1,294,675
Accumulation Units outstanding at beginning of period	180,115	91,210	23,957
Units issued	2,645	5,460	3,198
Units redeemed	(7,467)	(7,529)	(3,746)
Accumulation Units outstanding at end of period	175,293	89,141	23,409
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Federated	Federated	Federated
	Fund for	High	Managed
	U.S. Government	Income Bond	Volatility
	Securities II	Fund II	Fund II
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$117,533	$397,550	$49,545
Net realized gains (losses)	(20,458)	(30,770)	15,346
Change in unrealized gains (losses)	191,495	524,475	445,081
Increase (decrease) in net assets from operations	288,570	891,255	509,972
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	462,778	335,639	142,905
Benefits	(65,037)	(60,040)	(24,745)
Payments on termination	(276,757)	(265,401)	(55,280)
Loans	(5,928)	7,114	9,372
Policy Maintenance Charge	(408,976)	(367,494)	(155,076)
Transfers among the sub-accounts and with the Fixed Account - net	16,168	17,715	26,686
Increase (decrease) in net assets from policy transactions	(277,752)	(332,467)	(56,138)
INCREASE (DECREASE) IN NET ASSETS	10,818	558,788	453,834
NET ASSETS AT BEGINNING OF PERIOD	5,100,744	6,361,162	2,598,508
NET ASSETS AT END OF PERIOD	$5,111,562	$6,919,950	$3,052,342
Accumulation Units outstanding at beginning of period	234,173	198,222	104,586
Units issued	11,000	6,391	4,328
Units redeemed	(23,086)	(15,704)	(5,917)
Accumulation Units outstanding at end of period	222,087	188,909	102,997

	Fidelity® VIP		Fidelity® VIP
	Asset	Fidelity® VIP	Emerging
	Manager Portfolio	ContrafundSM Portfolio	Markets Portfolio
	Initial Class	Initial Class*	Initial Class
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$134,810	$241,578	$13,993
Net realized gains (losses)	372,835	10,053,454	25,172
Change in unrealized gains (losses)	980,573	11,692,639	185,080
Increase (decrease) in net assets from operations	1,488,218	21,987,671	224,245
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	535,027	4,975,221	185,808
Benefits	(9,001)	(581,031)	—
Payments on termination	(460,898)	(3,877,675)	(115,931)
Loans	(6,513)	(142,739)	(16,568)
Policy Maintenance Charge	(486,051)	(4,279,447)	(99,576)
Transfers among the sub-accounts and with the Fixed Account - net	151,953	(877,156)	(3,695)
Increase (decrease) in net assets from policy transactions	(275,483)	(4,782,827)	(49,962)
INCREASE (DECREASE) IN NET ASSETS	1,212,735	17,204,844	174,283
NET ASSETS AT BEGINNING OF PERIOD	8,407,874	71,726,955	785,334
NET ASSETS AT END OF PERIOD	$9,620,609	$88,931,799	$959,617
Accumulation Units outstanding at beginning of period	290,843	1,613,781	64,277
Units issued	14,240	23,088	5,543
Units redeemed	(22,242)	(102,900)	(9,151)
Accumulation Units outstanding at end of period	282,841	1,533,969	60,669
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Fidelity® VIP	Fidelity® VIP	Fidelity® VIP
	Equity-Income	Government Money	Growth
	PortfolioSM	Market Portfolio	& Income Portfolio
	Initial Class*	Initial Class	Initial Class
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$675,691	$463,907	$38,470
Net realized gains (losses)	2,471,765	—	99,784
Change in unrealized gains (losses)	5,948,926	—	142,817
Increase (decrease) in net assets from operations	9,096,382	463,907	281,071
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,330,356	2,746,023	238,666
Benefits	(377,973)	(45,551)	—
Payments on termination	(1,786,170)	(2,015,546)	(65,798)
Loans	31,302	(30,037)	(24,496)
Policy Maintenance Charge	(2,089,092)	(2,118,040)	(134,034)
Transfers among the sub-accounts and with the Fixed Account - net	(29,662)	(920,560)	(3,565)
Increase (decrease) in net assets from policy transactions	(1,921,239)	(2,383,711)	10,773
INCREASE (DECREASE) IN NET ASSETS	7,175,143	(1,919,804)	291,844
NET ASSETS AT BEGINNING OF PERIOD	34,275,736	26,005,339	927,393
NET ASSETS AT END OF PERIOD	$41,450,879	$24,085,535	$1,219,237
Accumulation Units outstanding at beginning of period	954,975	1,765,649	48,571
Units issued	24,772	229,843	4,352
Units redeemed	(64,920)	(386,441)	(3,822)
Accumulation Units outstanding at end of period	914,827	1,609,051	49,101

		Fidelity® VIP
	Fidelity® VIP	High	Fidelity® VIP
	Growth Portfolio	Income Portfolio	Index 500 Portfolio
	Initial Class	Initial Class	Initial Class
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$3,904	$35,860	$1,301,494
Net realized gains (losses)	5,235,492	(3,471)	4,262,115
Change in unrealized gains (losses)	11,443,789	61,683	12,704,497
Increase (decrease) in net assets from operations	16,683,185	94,072	18,268,106
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	3,080,226	140,746	3,355,002
Benefits	(307,037)	—	(136,085)
Payments on termination	(2,685,440)	(74,553)	(3,467,532)
Loans	(187,845)	(759)	(510,575)
Policy Maintenance Charge	(3,074,551)	(74,375)	(3,119,614)
Transfers among the sub-accounts and with the Fixed Account - net	(724,391)	10,910	(611,671)
Increase (decrease) in net assets from policy transactions	(3,899,038)	1,969	(4,490,475)
INCREASE (DECREASE) IN NET ASSETS	12,784,147	96,041	13,777,631
NET ASSETS AT BEGINNING OF PERIOD	50,566,982	633,512	60,200,404
NET ASSETS AT END OF PERIOD	$63,351,129	$729,553	$73,978,035
Accumulation Units outstanding at beginning of period	1,228,169	35,903	1,834,052
Units issued	15,924	4,626	52,480
Units redeemed	(93,978)	(4,610)	(169,115)
Accumulation Units outstanding at end of period	1,150,115	35,919	1,717,417
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Investment Grade	Mid
	Index 500 Portfolio	Bond Portfolio	Cap Portfolio
	Service Class	Initial Class	Initial Class
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$156,014	$196,593	$28,297
Net realized gains (losses)	388,693	108	326,923
Change in unrealized gains (losses)	1,617,742	453,496	305,385
Increase (decrease) in net assets from operations	2,162,449	650,197	660,605
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,034,331	755,524	662,538
Benefits	(4,000)	(146,410)	(1,382)
Payments on termination	(513,330)	(340,963)	(346,821)
Loans	(171,648)	(35,427)	(14,126)
Policy Maintenance Charge	(1,074,058)	(421,642)	(337,460)
Transfers among the sub-accounts and with the Fixed Account - net	(43,727)	91,625	44,015
Increase (decrease) in net assets from policy transactions	227,568	(97,293)	6,764
INCREASE (DECREASE) IN NET ASSETS	2,390,017	552,904	667,369
NET ASSETS AT BEGINNING OF PERIOD	6,798,457	6,894,159	2,799,252
NET ASSETS AT END OF PERIOD	$9,188,474	$7,447,063	$3,466,621
Accumulation Units outstanding at beginning of period	309,001	384,378	144,005
Units issued	36,996	21,436	14,171
Units redeemed	(27,718)	(29,292)	(13,712)
Accumulation Units outstanding at end of period	318,279	376,522	144,464

		Fidelity® VIP	Fidelity® VIP
	Fidelity® VIP	Real	Value
	Overseas Portfolio	Estate Portfolio	Strategies Portfolio
	Initial Class	Initial Class	Initial Class
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$237,886	$37,480	$4,951
Net realized gains (losses)	875,579	49,319	24,905
Change in unrealized gains (losses)	2,544,767	329,045	53,645
Increase (decrease) in net assets from operations	3,658,232	415,844	83,501
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,088,153	446,793	65,524
Benefits	(74,670)	(55,838)	—
Payments on termination	(783,501)	(164,226)	(14,739)
Loans	(5,938)	(18,830)	(6,013)
Policy Maintenance Charge	(739,618)	(226,314)	(34,908)
Transfers among the sub-accounts and with the Fixed Account - net	(764,501)	(4,834)	(936)
Increase (decrease) in net assets from policy transactions	(1,280,075)	(23,249)	8,928
INCREASE (DECREASE) IN NET ASSETS	2,378,157	392,595	92,429
NET ASSETS AT BEGINNING OF PERIOD	13,701,410	1,844,243	238,123
NET ASSETS AT END OF PERIOD	$16,079,567	$2,236,838	$330,552
Accumulation Units outstanding at beginning of period	614,206	105,589	13,610
Units issued	28,457	10,413	1,484
Units redeemed	(78,541)	(12,069)	(1,050)
Accumulation Units outstanding at end of period	564,122	103,933	14,044
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

			Franklin Templeton
	Franklin Templeton	Franklin Templeton	Mutual Global
	Global Bond	Income	Discovery
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$87,251	$47,509	$20,699
Net realized gains (losses)	(30,558)	16,087	98,546
Change in unrealized gains (losses)	(31,308)	66,046	131,151
Increase (decrease) in net assets from operations	25,385	129,642	250,396
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	196,739	190,924	219,277
Benefits	—	(1,074)	(9,188)
Payments on termination	(426,990)	(50,423)	(206,847)
Loans	(12,578)	(17,105)	(16,560)
Policy Maintenance Charge	(93,318)	(106,062)	(118,261)
Transfers among the sub-accounts and with the Fixed Account - net	48,689	7,093	20,541
Increase (decrease) in net assets from policy transactions	(287,458)	23,353	(111,038)
INCREASE (DECREASE) IN NET ASSETS	(262,073)	152,995	139,358
NET ASSETS AT BEGINNING OF PERIOD	1,200,254	778,994	1,047,971
NET ASSETS AT END OF PERIOD	$938,181	$931,989	$1,187,329
Accumulation Units outstanding at beginning of period	70,535	46,581	63,987
Units issued	8,015	4,934	6,355
Units redeemed	(24,634)	(3,646)	(12,209)
Accumulation Units outstanding at end of period	53,916	47,869	58,133

	Franklin Templeton	Franklin Templeton	Franklin Templeton
	Mutual	Small	Small-Mid
	Shares	Cap Value	Cap Growth
	VIP Fund Class 1	VIP Fund Class 1	VIP Fund Class 1
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$9,753	$17,820	$—
Net realized gains (losses)	49,297	213,425	120,035
Change in unrealized gains (losses)	42,324	94,872	144,417
Increase (decrease) in net assets from operations	101,374	326,117	264,452
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	71,113	244,344	187,475
Benefits	(8,667)	(2,129)	(3,553)
Payments on termination	(82,501)	(60,492)	(87,940)
Loans	(2,613)	(14,430)	(13,479)
Policy Maintenance Charge	(41,948)	(139,617)	(98,179)
Transfers among the sub-accounts and with the Fixed Account - net	11,080	9,954	(12,090)
Increase (decrease) in net assets from policy transactions	(53,536)	37,630	(27,766)
INCREASE (DECREASE) IN NET ASSETS	47,838	363,747	236,686
NET ASSETS AT BEGINNING OF PERIOD	460,111	1,190,051	837,309
NET ASSETS AT END OF PERIOD	$507,949	$1,553,798	$1,073,995
Accumulation Units outstanding at beginning of period	28,577	58,758	40,086
Units issued	2,304	5,093	3,624
Units redeemed	(5,215)	(3,312)	(4,698)
Accumulation Units outstanding at end of period	25,666	60,539	39,012
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Franklin Templeton	Franklin Templeton	Guggenheim
	Strategic	U.S. Government	VT U.S.
	Income	Securities	Long Short
	VIP Fund Class 1	VIP Fund Class 1	Equity Fund
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$27,588	$12,995	$4,723
Net realized gains (losses)	(7,239)	(4,633)	1,091
Change in unrealized gains (losses)	19,547	13,877	40,538
Increase (decrease) in net assets from operations	39,896	22,239	46,352
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	107,456	66,944	90,346
Benefits	—	—	—
Payments on termination	(102,010)	(80,932)	(25,227)
Loans	(1,088)	129	(16,856)
Policy Maintenance Charge	(51,491)	(35,144)	(42,628)
Transfers among the sub-accounts and with the Fixed Account - net	5,703	(11,979)	7,368
Increase (decrease) in net assets from policy transactions	(41,430)	(60,982)	13,003
INCREASE (DECREASE) IN NET ASSETS	(1,534)	(38,743)	59,355
NET ASSETS AT BEGINNING OF PERIOD	471,335	405,600	820,879
NET ASSETS AT END OF PERIOD	$469,801	$366,857	$880,234
Accumulation Units outstanding at beginning of period	29,411	30,944	34,614
Units issued	3,662	3,420	3,344
Units redeemed	(6,030)	(7,828)	(2,788)
Accumulation Units outstanding at end of period	27,043	26,536	35,170

	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	Conservative Balance	Discovery Mid Cap	Global Fund
	Fund Series I	Growth Fund Series I*	Series I
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$9,116	$—	$11,843
Net realized gains (losses)	12,472	396,466	227,414
Change in unrealized gains (losses)	43,476	416,628	125,930
Increase (decrease) in net assets from operations	65,064	813,094	365,187
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	99,324	156,631	179,752
Benefits	—	(1,849)	(154,487)
Payments on termination	(34,261)	(190,802)	(108,144)
Loans	(2,110)	1,198	(31,562)
Policy Maintenance Charge	(55,037)	(100,101)	(105,439)
Transfers among the sub-accounts and with the Fixed Account - net	(1,558)	(113,156)	(9,698)
Increase (decrease) in net assets from policy transactions	6,358	(248,079)	(229,578)
INCREASE (DECREASE) IN NET ASSETS	71,422	565,015	135,609
NET ASSETS AT BEGINNING OF PERIOD	371,959	2,151,124	1,298,270
NET ASSETS AT END OF PERIOD	$443,381	$2,716,139	$1,433,879
Accumulation Units outstanding at beginning of period	30,489	86,172	71,810
Units issued	3,195	1,418	4,324
Units redeemed	(2,757)	(9,516)	(15,953)
Accumulation Units outstanding at end of period	30,927	78,074	60,181
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	Global Fund	Global Strategic	International Growth
	Series II	Fund Series I	Fund Series I
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$69,324	$10,369	$18,740
Net realized gains (losses)	1,695,407	(10,106)	108,685
Change in unrealized gains (losses)	1,149,418	30,431	316,064
Increase (decrease) in net assets from operations	2,914,149	30,694	443,489
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	775,108	42,500	263,611
Benefits	(7,870)	(72,639)	(16,074)
Payments on termination	(573,945)	(11,459)	(176,662)
Loans	(25,619)	(5,437)	(8,633)
Policy Maintenance Charge	(480,987)	(26,784)	(130,165)
Transfers among the sub-accounts and with the Fixed Account - net	(177,551)	(22,097)	(3,041)
Increase (decrease) in net assets from policy transactions	(490,864)	(95,916)	(70,964)
INCREASE (DECREASE) IN NET ASSETS	2,423,285	(65,222)	372,525
NET ASSETS AT BEGINNING OF PERIOD	9,439,532	355,071	1,579,184
NET ASSETS AT END OF PERIOD	$11,862,817	$289,849	$1,951,709
Accumulation Units outstanding at beginning of period	335,955	25,126	73,214
Units issued	5,759	1,549	8,230
Units redeemed	(20,536)	(8,164)	(8,187)
Accumulation Units outstanding at end of period	321,178	18,511	73,257

	Invesco	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Oppenheimer VI
	International Growth	Main Street	Main Street Small
	Fund Series II	Fund® Series I	Cap Fund® Series I
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$498	$6,314	$22,894
Net realized gains (losses)	96,757	94,242	1,125,562
Change in unrealized gains (losses)	314,550	62,400	1,512,664
Increase (decrease) in net assets from operations	411,805	162,956	2,661,120
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	76,056	108,445	956,089
Benefits	(16,561)	—	(33,231)
Payments on termination	(11,603)	(31,258)	(755,931)
Loans	6,570	(7,315)	(59,279)
Policy Maintenance Charge	(92,208)	(59,338)	(597,805)
Transfers among the sub-accounts and with the Fixed Account - net	81,152	(19,277)	110,381
Increase (decrease) in net assets from policy transactions	43,406	(8,743)	(379,776)
INCREASE (DECREASE) IN NET ASSETS	455,211	154,213	2,281,344
NET ASSETS AT BEGINNING OF PERIOD	1,488,177	509,823	10,177,829
NET ASSETS AT END OF PERIOD	$1,943,388	$664,036	$12,459,173
Accumulation Units outstanding at beginning of period	67,698	50,742	237,855
Units issued	5,283	3,731	9,410
Units redeemed	(3,403)	(4,436)	(15,557)
Accumulation Units outstanding at end of period	69,578	50,037	231,708
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco	Invesco
	Oppenheimer VI	Oppenheimer VI	Invesco V.I.
	Main Street Small	Total Return	American
	Cap Fund® Series II	Bond Fund Series I	Franchise
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$(9,668)	$8,452	$—
Net realized gains (losses)	585,582	290	382,584
Change in unrealized gains (losses)	853,142	14,169	299,636
Increase (decrease) in net assets from operations	1,429,056	22,911	682,220
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	270,537	49,582	160,242
Benefits	(53,757)	—	(3,368)
Payments on termination	(265,761)	(9,347)	(149,735)
Loans	12,720	(2,186)	(10,984)
Policy Maintenance Charge	(308,405)	(26,167)	(100,665)
Transfers among the sub-accounts and with the Fixed Account - net	151,651	(187)	(34,673)
Increase (decrease) in net assets from policy transactions	(193,015)	11,695	(139,183)
INCREASE (DECREASE) IN NET ASSETS	1,236,041	34,606	543,037
NET ASSETS AT BEGINNING OF PERIOD	5,422,182	237,296	1,896,556
NET ASSETS AT END OF PERIOD	$6,658,223	$271,902	$2,439,593
Accumulation Units outstanding at beginning of period	155,872	23,100	97,125
Units issued	32,345	3,233	2,243
Units redeemed	(36,043)	(2,166)	(8,013)
Accumulation Units outstanding at end of period	152,174	24,167	91,355

	Invesco V.I.		Invesco V.I.
	American	Invesco V.I.	Government
	Value	Core Equity	Securities
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$51,970	$7,053	$31,763
Net realized gains (losses)	687,635	87,853	(2,349)
Change in unrealized gains (losses)	1,242,046	84,121	43,360
Increase (decrease) in net assets from operations	1,981,651	179,027	72,774
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	587,539	57,691	178,227
Benefits	(38,952)	—	(9,887)
Payments on termination	(470,279)	(11,151)	(96,019)
Loans	(21,897)	(216)	280
Policy Maintenance Charge	(510,669)	(37,664)	(69,720)
Transfers among the sub-accounts and with the Fixed Account - net	(2,418)	802	(32,938)
Increase (decrease) in net assets from policy transactions	(456,676)	9,462	(30,057)
INCREASE (DECREASE) IN NET ASSETS	1,524,975	188,489	42,717
NET ASSETS AT BEGINNING OF PERIOD	8,109,882	612,211	1,193,383
NET ASSETS AT END OF PERIOD	$9,634,857	$800,700	$1,236,100
Accumulation Units outstanding at beginning of period	292,968	31,169	103,208
Units issued	11,502	1,158	10,831
Units redeemed	(24,943)	(717)	(13,257)
Accumulation Units outstanding at end of period	279,527	31,610	100,782
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Invesco V.I.	Invesco V.I.
	Growth and	Growth and
	Income Fund	Income Fund	Invesco V.I.
	Series I	Series II	High Yield
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$106,662	$63,474	$21,757
Net realized gains (losses)	625,474	531,614	467
Change in unrealized gains (losses)	520,394	445,580	25,397
Increase (decrease) in net assets from operations	1,252,530	1,040,668	47,621
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	450,664	180,990	30,013
Benefits	(13,367)	(29,342)	—
Payments on termination	(220,582)	(79,417)	(49,501)
Loans	(72,190)	11,033	3,520
Policy Maintenance Charge	(283,231)	(248,052)	(25,190)
Transfers among the sub-accounts and with the Fixed Account - net	19,685	(1,043)	5,375
Increase (decrease) in net assets from policy transactions	(119,021)	(165,831)	(35,783)
INCREASE (DECREASE) IN NET ASSETS	1,133,509	874,837	11,838
NET ASSETS AT BEGINNING OF PERIOD	5,001,609	4,274,676	365,802
NET ASSETS AT END OF PERIOD	$6,135,118	$5,149,513	$377,640
Accumulation Units outstanding at beginning of period	147,930	161,519	26,900
Units issued	5,708	4,561	1,367
Units redeemed	(9,584)	(9,653)	(3,802)
Accumulation Units outstanding at end of period	144,054	156,427	24,465

		Invesco V.I.
	Invesco V.I.	Mid Cap	Invesco V.I.
	Mid Cap	Growth	Value
	Core Equity	Fund Series II*	Opportunity
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$11,682	$(5,898)	$9,945
Net realized gains (losses)	250,991	752,673	1,036,144
Change in unrealized gains (losses)	258,114	475,693	312,296
Increase (decrease) in net assets from operations	520,787	1,222,468	1,358,385
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	178,797	254,497	377,706
Benefits	(928)	(8,273)	(11,408)
Payments on termination	(181,209)	(231,284)	(227,224)
Loans	(1,500)	711	(23,770)
Policy Maintenance Charge	(111,324)	(211,718)	(283,712)
Transfers among the sub-accounts and with the Fixed Account - net	537	(186,160)	(148,162)
Increase (decrease) in net assets from policy transactions	(115,627)	(382,227)	(316,570)
INCREASE (DECREASE) IN NET ASSETS	405,160	840,241	1,041,815
NET ASSETS AT BEGINNING OF PERIOD	2,111,742	3,706,275	4,504,368
NET ASSETS AT END OF PERIOD	$2,516,902	$4,546,516	$5,546,183
Accumulation Units outstanding at beginning of period	89,437	133,058	272,431
Units issued	2,749	6,086	11,825
Units redeemed	(7,098)	(16,797)	(27,101)
Accumulation Units outstanding at end of period	85,088	122,347	257,155

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson		Janus Henderson
	Balanced	Janus Henderson	Enterprise
	Portfolio	Balanced Portfolio	Portfolio
	Institutional Shares	Service Shares	Institutional Shares
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (loss)	$605,082	$124,694	$(43,038)
Net realized gains (losses)	1,873,868	292,720	4,842,316
Change in unrealized gains (losses)	4,791,318	1,081,383	9,753,263
Increase (decrease) in net assets from operations	7,270,268	1,498,797	14,552,541
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,069,815	546,325	1,930,472
Benefits	(380,708)	(20,202)	(179,350)
Payments on termination	(2,092,810)	(335,779)	(2,289,291)
Loans	(139,597)	(1,852)	(241,290)
Policy Maintenance Charge	(2,155,575)	(356,872)	(2,296,684)
Transfers among the sub-accounts and with the Fixed Account - net	(50,561)	118,785	(556,004)
Increase (decrease) in net assets from policy transactions	(2,749,436)	(49,595)	(3,632,147)
INCREASE (DECREASE) IN NET ASSETS	4,520,832	1,449,202	10,920,394
NET ASSETS AT BEGINNING OF PERIOD	33,962,506	6,777,655	42,391,085
NET ASSETS AT END OF PERIOD	$38,483,338	$8,226,857	$53,311,479
Accumulation Units outstanding at beginning of period	682,449	193,855	664,382
Units issued	13,863	8,810	7,802
Units redeemed	(58,448)	(10,221)	(53,163)
Accumulation Units outstanding at end of period	637,864	192,444	619,021

	Janus Henderson	Janus Henderson	Janus Henderson
	Flexible	Forty	Global Research
	Bond Portfolio	Portfolio	Portfolio
	Institutional Shares	Institutional Shares	Institutional Shares
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$191,752	$7,296	$194,085
Net realized gains (losses)	(16,942)	725,031	2,684,654
Change in unrealized gains (losses)	363,484	1,802,128	4,165,310
Increase (decrease) in net assets from operations	538,294	2,534,455	7,044,049
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	398,432	669,847	1,576,047
Benefits	(62,301)	(927)	(371,479)
Payments on termination	(313,578)	(427,743)	(1,157,941)
Loans	(18,151)	(3,003)	(50,636)
Policy Maintenance Charge	(355,954)	(447,674)	(1,646,373)
Transfers among the sub-accounts and with the Fixed Account - net	50,905	106,172	(59,938)
Increase (decrease) in net assets from policy transactions	(300,647)	(103,328)	(1,710,320)
INCREASE (DECREASE) IN NET ASSETS	237,647	2,431,127	5,333,729
NET ASSETS AT BEGINNING OF PERIOD	5,834,492	6,869,124	25,260,958
NET ASSETS AT END OF PERIOD	$6,072,139	$9,300,251	$30,594,687
Accumulation Units outstanding at beginning of period	208,530	197,899	854,241
Units issued	9,030	11,707	12,841
Units redeemed	(18,238)	(13,300)	(59,187)
Accumulation Units outstanding at end of period	199,322	196,306	807,895

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Janus Henderson	Janus Henderson
	Global Research	Global	Mid
	Portfolio	Technology Portfolio	Cap Value Portfolio
	Service Shares	Institutional Shares	Institutional Shares
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$9,868	$—	$7,517
Net realized gains (losses)	99,135	170,222	46,852
Change in unrealized gains (losses)	173,901	243,986	105,725
Increase (decrease) in net assets from operations	282,904	414,208	160,094
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	75,003	188,309	129,947
Benefits	(1,836)	(1,996)	(3,348)
Payments on termination	(54,363)	(152,014)	(19,680)
Loans	(1,274)	(41,249)	(2,348)
Policy Maintenance Charge	(49,747)	(112,774)	(74,342)
Transfers among the sub-accounts and with the Fixed Account - net	(6,438)	(40,034)	(4,482)
Increase (decrease) in net assets from policy transactions	(38,655)	(159,758)	25,747
INCREASE (DECREASE) IN NET ASSETS	244,249	254,450	185,841
NET ASSETS AT BEGINNING OF PERIOD	997,212	967,643	519,129
NET ASSETS AT END OF PERIOD	$1,241,461	$1,222,093	$704,970
Accumulation Units outstanding at beginning of period	35,961	28,895	28,113
Units issued	1,084	1,787	2,970
Units redeemed	(2,264)	(5,544)	(1,795)
Accumulation Units outstanding at end of period	34,781	25,138	29,288

	Janus Henderson	Janus Henderson	Janus Henderson
	Mid Cap Value	Overseas	Overseas
	Portfolio	Portfolio	Portfolio
	Service Shares	Institutional Shares	Service Shares
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$45,970	$19,421	$85,803
Net realized gains (losses)	344,629	(22,334)	(177,809)
Change in unrealized gains (losses)	734,690	246,858	1,223,890
Increase (decrease) in net assets from operations	1,125,289	243,945	1,131,884
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	322,385	176,694	431,434
Benefits	(9,959)	—	(460)
Payments on termination	(188,339)	(114,886)	(242,541)
Loans	(28,620)	(10,428)	(41,219)
Policy Maintenance Charge	(196,802)	(90,489)	(251,746)
Transfers among the sub-accounts and with the Fixed Account - net	(37,885)	4,890	(152,039)
Increase (decrease) in net assets from policy transactions	(139,220)	(34,219)	(256,571)
INCREASE (DECREASE) IN NET ASSETS	986,069	209,726	875,313
NET ASSETS AT BEGINNING OF PERIOD	3,791,109	921,122	4,359,993
NET ASSETS AT END OF PERIOD	$4,777,178	$1,130,848	$5,235,306
Accumulation Units outstanding at beginning of period	134,576	117,903	572,725
Units issued	2,975	10,677	30,213
Units redeemed	(7,153)	(14,620)	(59,592)
Accumulation Units outstanding at end of period	130,398	113,960	543,346

See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Janus Henderson	Lazard Retirement	Legg Mason
	Research	Emerging	ClearBridge Variable
	Portfolio	Markets	Large Cap Value
	Institutional Shares	Equity Portfolio	Portfolio Class I
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$46,085	$11,879	$68,520
Net realized gains (losses)	4,349,424	2,259	294,891
Change in unrealized gains (losses)	5,783,471	204,430	607,223
Increase (decrease) in net assets from operations	10,178,980	218,568	970,634
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	1,497,754	129,085	237,506
Benefits	(217,919)	(154)	(4,910)
Payments on termination	(1,201,239)	(110,250)	(216,535)
Loans	49,864	(2,635)	7,721
Policy Maintenance Charge	(1,790,266)	(75,984)	(229,727)
Transfers among the sub-accounts and with the Fixed Account - net	(443,977)	(20,754)	678,894
Increase (decrease) in net assets from policy transactions	(2,105,783)	(80,692)	472,949
INCREASE (DECREASE) IN NET ASSETS	8,073,197	137,876	1,443,583
NET ASSETS AT BEGINNING OF PERIOD	29,758,906	1,248,106	2,944,603
NET ASSETS AT END OF PERIOD	$37,832,103	$1,385,982	$4,388,186
Accumulation Units outstanding at beginning of period	768,926	23,906	113,195
Units issued	4,755	1,517	31,615
Units redeemed	(50,993)	(2,953)	(13,716)
Accumulation Units outstanding at end of period	722,688	22,470	131,094

	Legg Mason Western
	Assets Variable	MFS® High	MFS® Investors
	Global High Yield	Yield Portfolio	Trust
	Bond Portfolio Class I	Initial Class	Series Initial Class
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$129,382	$69,107	$36,357
Net realized gains (losses)	(9,921)	(5,439)	441,171
Change in unrealized gains (losses)	195,031	99,599	947,606
Increase (decrease) in net assets from operations	314,492	163,267	1,425,134
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	193,285	119,589	212,586
Benefits	(8,359)	—	(9,537)
Payments on termination	(58,860)	(68,409)	(214,992)
Loans	733	(1,107)	1,603
Policy Maintenance Charge	(115,877)	(73,541)	(272,855)
Transfers among the sub-accounts and with the Fixed Account - net	1,011	74,314	(86,337)
Increase (decrease) in net assets from policy transactions	11,933	50,846	(369,532)
INCREASE (DECREASE) IN NET ASSETS	326,425	214,113	1,055,602
NET ASSETS AT BEGINNING OF PERIOD	2,200,208	1,085,276	4,637,294
NET ASSETS AT END OF PERIOD	$2,526,633	$1,299,389	$5,692,896
Accumulation Units outstanding at beginning of period	97,637	90,025	156,564
Units issued	5,516	9,627	1,361
Units redeemed	(5,131)	(5,768)	(11,851)
Accumulation Units outstanding at end of period	98,022	93,884	146,074
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® Mass
	Investors Growth	MFS® New	MFS® Total
	Stock Portfolio	Discovery	Return
	Initial Class	Series Initial Class	Series Initial Class
	2019	2019	2019
INCREASE (DECREASE IN NET ASSETS FROM OPERATIONS
Net Investment Income (Loss)	$7,573	$—	$282,243
Net realized gains (losses)	112,480	2,403,884	436,544
Change in unrealized gains (losses)	297,462	1,439,378	1,472,518
Increase (decrease) in net assets from operations	417,515	3,843,262	2,191,305
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	75,317	516,111	654,172
Benefits	(17,664)	(23,420)	(84,291)
Payments on termination	(20,534)	(500,117)	(543,359)
Loans	(7,296)	(9,736)	(39,753)
Policy Maintenance Charge	(58,292)	(487,721)	(588,205)
Transfers among the sub-accounts and with the Fixed Account - net	2,261	(488,463)	(102,983)
Increase (decrease) in net assets from policy transactions	(26,208)	(993,346)	(704,419)
INCREASE (DECREASE) IN NET ASSETS	391,307	2,849,916	1,486,886
NET ASSETS AT BEGINNING OF PERIOD	1,057,157	9,483,193	11,014,317
NET ASSETS AT END OF PERIOD	$1,448,464	$12,333,109	$12,501,203
Accumulation Units outstanding at beginning of period	78,076	168,288	343,893
Units issued	2,885	6,589	3,241
Units redeemed	(4,524)	(20,423)	(22,907)
Accumulation Units outstanding at end of period	76,437	154,454	324,227

			MFS® VIT
	MFS® Utilities	MFS® Value	Growth Series
	Series Initial Class	Series Initial Class	Initial Class
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$116,853	$46,861	$—
Net realized gains (losses)	65,832	129,009	1,870,571
Change in unrealized gains (losses)	461,802	383,039	1,338,727
Increase (decrease) in net assets from operations	644,487	558,909	3,209,298
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	226,790	124,616	336,012
Benefits	(9,400)	(7,853)	(21,278)
Payments on termination	(236,752)	(69,643)	(477,554)
Loans	4,573	(4,369)	(3,389)
Policy maintenance charge	(152,704)	(97,911)	(417,850)
Transfers among the sub-accounts and with the Fixed Account - net	(51,291)	(68,905)	(536,718)
Increase (decrease) in net assets from policy transactions	(218,784)	(124,065)	(1,120,777)
INCREASE (DECREASE) IN NET ASSETS	425,703	434,844	2,088,521
NET ASSETS AT BEGINNING OF PERIOD	2,639,457	1,941,641	8,649,495
NET ASSETS AT END OF PERIOD	$3,065,160	$2,376,485	$10,738,016
Accumulation Units outstanding at beginning of period	43,031	64,063	216,358
Units issued	1,397	1,433	20,420
Units redeemed	(4,473)	(5,088)	(42,350)
Accumulation Units outstanding at end of period	39,955	60,408	194,428
See notes to financial statements.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	MFS® VIT		Morgan Stanley
	New Discovery	MFS® VIT	VIF Emerging
	Series	Research Series	Markets Equity
	Service Class	Initial Class	Portfolio Class I
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(5,883)	$34,442	$4,702
Net realized gains (losses)	173,762	502,110	37,345
Change in unrealized gains (losses)	102,850	675,258	41,028
Increase (decrease) in net assets from operations	270,729	1,211,810	83,075
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	30,022	161,148	61,469
Benefits	—	(11,059)	—
Payments on termination	(10,783)	(140,960)	(11,013)
Loans	1,316	16,457	(365)
Policy maintenance charge	(42,172)	(135,087)	(31,610)
Transfers among the sub-accounts and with the Fixed Account - net	(28,450)	(22,204)	(50,393)
Increase (decrease) in net assets from policy transactions	(50,067)	(131,705)	(31,912)
INCREASE (DECREASE) IN NET ASSETS	220,662	1,080,105	51,163
NET ASSETS AT BEGINNING OF PERIOD	685,821	3,743,865	450,137
NET ASSETS AT END OF PERIOD	$906,483	$4,823,970	$501,300
Accumulation Units outstanding at beginning of period	23,749	115,724	49,043
Units issued	788	2,327	5,881
Units redeemed	(2,161)	(5,892)	(9,252)
Accumulation Units outstanding at end of period	22,376	112,159	45,672

	Morgan Stanley	Morgan Stanley	Morningstar
	VIF	VIF U.S.	Aggressive Growth
	Growth	Real Estate	ETF Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(8,697)	$120,044	$165,436
Net realized gains (losses)	360,172	336,055	400,705
Change in unrealized gains (losses)	821,135	615,453	1,256,874
Increase (decrease) in net assets from operations	1,172,610	1,071,552	1,823,015
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	234,523	472,218	2,246,440
Benefits	—	(10,367)	(19,210)
Payments on termination	(277,949)	(352,838)	(840,866)
Loans	(12,395)	(5,076)	(193,156)
Policy maintenance charge	(199,591)	(302,666)	(1,183,493)
Transfers among the sub-accounts and with the Fixed Account - net	(40,201)	18,739	(119,505)
Increase (decrease) in net assets from policy transactions	(295,613)	(179,990)	(109,790)
INCREASE (DECREASE) IN NET ASSETS	876,997	891,562	1,713,225
NET ASSETS AT BEGINNING OF PERIOD	3,828,794	5,696,255	8,141,820
NET ASSETS AT END OF PERIOD	$4,705,791	$6,587,817	$9,855,045
Accumulation Units outstanding at beginning of period	83,208	127,074	507,721
Units issued	4,397	4,276	53,311
Units redeemed	(9,994)	(7,788)	(57,452)
Accumulation Units outstanding at end of period	77,611	123,562	503,580
See notes to financial statements.

66

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	Morningstar	Morningstar	Morningstar
	Balanced	Conservative ETF	Growth ETF
	ETF Asset Allocation	Asset Allocation	Asset Allocation
	Portfolio Class I	Portfolio Class I	Portfolio Class I
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$253,297	$28,803	$363,783
Net realized gains (losses)	191,631	8,496	901,189
Change in unrealized gains (losses)	1,296,662	79,721	1,962,757
Increase (decrease) in net assets from operations	1,741,590	117,020	3,227,729
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	2,099,337	198,030	3,638,300
Benefits	(91,485)	—	(2,076)
Payments on termination	(743,709)	(82,838)	(1,771,452)
Loans	(206,129)	(2,798)	(115,058)
Policy maintenance charge	(1,333,204)	(171,325)	(1,990,654)
Transfers among the sub-accounts and with the Fixed Account - net	(849,072)	9,378	150,765
Increase (decrease) in net assets from policy transactions	(1,124,262)	(49,553)	(90,175)
INCREASE (DECREASE) IN NET ASSETS	617,328	67,467	3,137,554
NET ASSETS AT BEGINNING OF PERIOD	10,972,172	1,245,740	16,074,199
NET ASSETS AT END OF PERIOD	$11,589,500	$1,313,207	$19,211,753
Accumulation Units outstanding at beginning of period	667,051	89,463	984,163
Units issued	50,023	8,973	84,004
Units redeemed	(99,313)	(12,484)	(83,927)
Accumulation Units outstanding at end of period	617,761	85,952	984,240

	Morningstar Income	PIMCO VIT	PIMCO VIT Real
	and Growth ETF	Int. Bond	Return
	Asset Allocation	U.S. Dollar-Hedged	Portfolio
	Portfolio Class I	Admin. Shares	Admin. Shares
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$62,506	$51,669	$59,351
Net realized gains (losses)	52,087	46,141	(7,201)
Change in unrealized gains (losses)	194,840	109,191	233,099
Increase (decrease) in net assets from operations	309,433	207,001	285,249
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	500,897	210,395	314,239
Benefits	—	(104,589)	(749)
Payments on termination	(90,135)	(124,885)	(126,881)
Loans	(2,009)	5,852	(2,442)
Policy maintenance charge	(348,195)	(205,576)	(181,890)
Transfers among the sub-accounts and with the Fixed Account - net	(52,936)	57,768	13,699
Increase (decrease) in net assets from policy transactions	7,622	(161,035)	15,976
INCREASE (DECREASE) IN NET ASSETS	317,055	45,966	301,225
NET ASSETS AT BEGINNING OF PERIOD	2,338,536	3,083,080	3,375,306
NET ASSETS AT END OF PERIOD	$2,655,591	$3,129,046	$3,676,531
Accumulation Units outstanding at beginning of period	155,472	135,763	194,980
Units issued	15,604	9,310	8,620
Units redeemed	(13,957)	(16,970)	(7,745)
Accumulation Units outstanding at end of period	157,119	128,103	195,855
See notes to financial statements.

67

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	PIMCO VIT		Putnam
	Total Return	Putnam	VT International
	Portfolio	VT High Yield	Value Fund
	Admin. Shares	Fund Class IA	Class IA
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$400,978	$65,220	$23,721
Net realized gains (losses)	(301)	(4,757)	21,609
Change in unrealized gains (losses)	684,647	84,086	94,953
Increase (decrease) in net assets from operations	1,085,324	144,549	140,283
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	923,490	58,377	25,949
Benefits	(224,026)	—	—
Payments on termination	(517,786)	(44,529)	(195,275)
Loans	4,003	(5,057)	20,306
Policy maintenance charge	(800,650)	(51,094)	(24,954)
Transfers among the sub-accounts and with the Fixed Account - net	224,953	420	841
Increase (decrease) in net assets from policy transactions	(390,016)	(41,883)	(173,133)
INCREASE (DECREASE) IN NET ASSETS	695,308	102,666	(32,850)
NET ASSETS AT BEGINNING OF PERIOD	13,282,691	1,007,374	757,949
NET ASSETS AT END OF PERIOD	$13,977,999	$1,110,040	$725,099
Accumulation Units outstanding at beginning of period	616,389	32,954	30,019
Units issued	28,346	909	1,816
Units redeemed	(45,885)	(2,162)	(7,991)
Accumulation Units outstanding at end of period	598,850	31,701	23,844

	Putnam
	VT International	T. Rowe Price	T. Rowe Price
	Value Fund	Blue Chip Growth	Equity Income
	Class IB	Portfolio I	Portfolio I
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$57,761	$—	$615,573
Net realized gains (losses)	50,876	462,324	2,040,382
Change in unrealized gains (losses)	304,511	1,056,948	3,489,347
Increase (decrease) in net assets from operations	413,148	1,519,272	6,145,302
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	88,431	338,155	1,566,465
Benefits	(3,709)	(6,765)	(53,362)
Payments on termination	(212,499)	(364,827)	(1,351,976)
Loans	(7,748)	(34,171)	17,032
Policy maintenance charge	(88,471)	(242,017)	(1,164,448)
Transfers among the sub-accounts and with the Fixed Account - net	(2,841)	71,381	(943,903)
Increase (decrease) in net assets from policy transactions	(226,837)	(238,244)	(1,930,192)
INCREASE (DECREASE) IN NET ASSETS	186,311	1,281,028	4,215,110
NET ASSETS AT BEGINNING OF PERIOD	2,139,404	5,157,417	23,921,880
NET ASSETS AT END OF PERIOD	$2,325,715	$6,438,445	$28,136,990
Accumulation Units outstanding at beginning of period	118,894	132,047	665,707
Units issued	16,812	4,668	24,678
Units redeemed	(27,755)	(9,801)	(70,910)
Accumulation Units outstanding at end of period	107,951	126,914	619,475
See notes to financial statements.

68

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

	T. Rowe Price	T. Rowe Price	T. Rowe Price
	International	Mid-Cap	New America
	Stock I	Growth I	Growth I
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$94,502	$17,446	$13,806
Net realized gains (losses)	220,664	1,097,755	282,516
Change in unrealized gains (losses)	648,544	2,216,074	666,207
Increase (decrease) in net assets from operations	963,710	3,331,275	962,529
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	269,543	405,321	133,594
Benefits	(716)	(68,334)	—
Payments on termination	(157,334)	(518,391)	(146,758)
Loans	1,971	6,238	23,264
Policy maintenance charge	(242,161)	(542,215)	(122,210)
Transfers among the sub-accounts and with the Fixed Account - net	(42,311)	484,709	34,930
Increase (decrease) in net assets from policy transactions	(171,008)	(232,672)	(77,180)
INCREASE (DECREASE) IN NET ASSETS	792,702	3,098,603	885,349
NET ASSETS AT BEGINNING OF PERIOD	3,440,934	10,415,196	2,793,855
NET ASSETS AT END OF PERIOD	$4,233,636	$13,513,799	$3,679,204
Accumulation Units outstanding at beginning of period	170,324	136,442	72,654
Units issued	36,737	8,640	2,891
Units redeemed	(43,047)	(10,239)	(4,635)
Accumulation Units outstanding at end of period	164,014	134,843	70,910

	VanEck VIP	VanEck VIP	Wells Fargo
	Emerging	Global	VT Advantage
	Markets	Hard Assets	Discovery
	Fund Initial Class	Fund Initial Class	Fund
	2019	2019	2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$21,944	$—	$—
Net realized gains (losses)	139,151	(54,065)	900,878
Change in unrealized gains (losses)	1,096,160	361,168	1,208,027
Increase (decrease) in net assets from operations	1,257,255	307,103	2,108,905
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	394,486	347,812	253,408
Benefits	—	(3,547)	(2,292)
Payments on termination	(301,843)	(116,478)	(269,665)
Loans	(32,652)	743	(80,500)
Policy maintenance charge	(221,453)	(151,213)	(283,233)
Transfers among the sub-accounts and with the Fixed Account - net	(204,044)	158,975	(228,996)
Increase (decrease) in net assets from policy transactions	(365,506)	236,292	(611,278)
INCREASE (DECREASE) IN NET ASSETS	891,749	543,395	1,497,627
NET ASSETS AT BEGINNING OF PERIOD	4,230,751	2,490,895	5,508,326
NET ASSETS AT END OF PERIOD	$5,122,500	$3,034,290	$7,005,953
Accumulation Units outstanding at beginning of period	128,638	125,804	147,511
Units issued	3,069	15,928	1,609
Units redeemed	(12,445)	(4,741)	(14,163)
Accumulation Units outstanding at end of period	119,262	136,991	134,957
See notes to financial statements.

69

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31,

Wells Fargo
VT Advantage
Opportunity
FundSM
2019
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$22,062
Net realized gains (losses)	953,946
Change in unrealized gains (losses)	1,105,847
Increase (decrease) in net assets from operations	2,081,855
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Deposits	365,347
Benefits	(10,377)
Payments on termination	(229,072)
Loans	(14,021)
Policy maintenance charge	(376,034)
Transfers among the sub-accounts and with the Fixed Account - net	10,538
Increase (decrease) in net assets from policy transactions	(253,619)
INCREASE (DECREASE) IN NET ASSETS	1,828,236
NET ASSETS AT BEGINNING OF PERIOD	6,721,747
NET ASSETS AT END OF PERIOD	$8,549,983
Accumulation Units outstanding at beginning of period	240,307
Units issued	7,111
Units redeemed	(14,908)
Accumulation Units outstanding at end of period	232,510

See notes to financial statements.

70

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

1.Organization
    Lincoln Benefit Life Variable Life Account (the “Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company (“Lincoln Benefit”). The assets of the Account are legally segregated from those of Lincoln Benefit. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
On December 31, 2019, Guaranty Income Life Insurance Company (“GILICO”), an Iowa-domiciled insurance company, completed the indirect acquisition (the “Transaction”) of Lincoln Benefit and subsidiaries. Prior to December 31, 2019, Lincoln Benefit was an indirect subsidiary of RL LP (formerly Resolution Life LP) and RL Parallel LP (formerly Resolution Life (Parallel) LP).
The assets within the Account are legally segregated from each other into sub-accounts (the “sub-accounts”). Lincoln Benefit issued six life insurance products: the Investor’s Select, the Consultant, the Consultant SL, the Consultant Protector, the Consultant Accumulator, and the Total Accumulator (collectively the “Policies”), the deposits of which are invested at the direction of the policyholders in the sub-accounts that comprise the Account. All of the Policies, are closed to new policyholders, but continue to accept deposits from existing policyholders. Absent any policy provisions wherein Lincoln Benefit contractually guarantees a specified death benefit, variable life policyholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-account names listed below correspond to the mutual fund portfolios (Fund or Funds) in which they invest:

AB VPS Growth and Income Class A
AB VPS International Growth Class A
AB VPS International Value Class A
AB VPS Small Cap Growth Class A
AB VPS Small/Mid Cap Value Class A
Alger Balanced Class I-2
Alger Capital Appreciation Class I-2
Alger Income & Growth Class I-2
Alger Large Cap Growth Class I-2
Alger MidCap Growth Class I-2
Alger SmallCap Growth Class I-2
DWS Bond VIP Class A
DWS Core Equity VIP Class A
DWS CROCI® International VIP Class A
DWS Equity 500 Index VIP Class A
DWS Global Income Builder VIP Class A II
DWS Global Small Cap VIP Class A
DWS Small Cap Index VIP Class A
Federated Hermes Fund for U.S. Government Securities II*
Federated Hermes High Income Bond Fund II Class P*
Federated Hermes Managed Volatility Fund II Class P*
Fidelity® VIP Asset Manager Portfolio Initial Class
Fidelity® VIP ContrafundSM Portfolio Initial Class
Fidelity® VIP Emerging Markets Portfolio Initial Class
Fidelity® VIP Equity-Income PortfolioSM Initial Class
Fidelity® VIP Government Money Market Portfolio Initial Class
Fidelity® VIP Growth & Income Portfolio Initial Class
Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP High Income Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Initial Class
Fidelity® VIP Index 500 Portfolio Service Class
Fidelity® VIP Investment Grade Bond Portfolio Initial Class
Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Overseas Portfolio Initial Class
Fidelity® VIP Real Estate Portfolio Initial Class

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Fidelity® VIP Value Strategies Portfolio Initial Class
Franklin Templeton Global Bond VIP Fund Class 1
Franklin Templeton Income VIP Fund Class 1
Franklin Templeton Mutual Global Discovery VIP Fund Class 1
Franklin Templeton Mutual Shares VIP Fund Class 1
Franklin Templeton Small Cap Value VIP Fund Class 1
Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
Franklin Templeton Strategic Income VIP Fund Class 1
Franklin Templeton U.S. Government Securities VIP Fund Class 1
Guggenheim VT U.S. Long Short Equity Fund
Invesco Oppenheimer VI Conservative Balance Fund Series I
Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I*
Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II*
Invesco Oppenheimer VI Global Fund Series I
Invesco Oppenheimer VI Global Fund Series II
Invesco Oppenheimer VI Global Strategic Fund Series I
Invesco Oppenheimer VI International Growth Fund Series I
Invesco Oppenheimer VI International Growth Fund Series II
Invesco Oppenheimer VI Main Street Fund® Series I
Invesco Oppenheimer VI Main Street Small Cap Fund® Series I
Invesco Oppenheimer VI Main Street Small Cap Fund® Series II
Invesco Oppenheimer VI Total Return Bond Fund Series I
Invesco V.I. American Franchise
Invesco V.I. American Value
Invesco V.I. Core Equity
Invesco V.I. Government Securities
Invesco V.I. Growth and Income Fund Series I
Invesco V.I. Growth and Income Fund Series II
Invesco V.I. High Yield
Invesco V.I. Mid Cap Core Equity
Invesco V.I. Mid Cap Growth Fund Series II*
Invesco V.I. Value Opportunity
Janus Henderson Balanced Portfolio Institutional Shares
Janus Henderson Balanced Portfolio Service Shares
Janus Henderson Enterprise Portfolio Institutional Shares
Janus Henderson Flexible Bond Portfolio Institutional Shares
Janus Henderson Forty Portfolio Institutional Shares
Janus Henderson Global Research Portfolio Institutional Shares
Janus Henderson Global Research Portfolio Service Shares
Janus Henderson Global Technology Portfolio Institutional Shares
Janus Henderson Mid Cap Value Portfolio Institutional Shares
Janus Henderson Mid Cap Value Portfolio Service Shares
Janus Henderson Overseas Portfolio Institutional Shares
Janus Henderson Overseas Portfolio Service Shares
Janus Henderson Research Portfolio Institutional Shares
Lazard Retirement Emerging Markets Equity Portfolio
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
MFS® High Yield Portfolio Initial Class
MFS® Investors Trust Series Initial Class
MFS® Mass Investors Growth Stock Portfolio Initial Class
MFS® New Discovery Series Initial Class
MFS® Total Return Series Initial Class
MFS® Utilities Series Initial Class
MFS® Value Series Initial Class

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

MFS® VIT Growth Series Initial Class
MFS® VIT New Discovery Series Service Class
MFS® VIT Research Series Initial Class
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
Morgan Stanley VIF Growth Portfolio Class I
Morgan Stanley VIF U.S. Real Estate Portfolio Class I
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
Morningstar Balanced ETF Asset Allocation Portfolio Class I
Morningstar Conservative ETF Asset Allocation Portfolio Class I
Morningstar Growth ETF Asset Allocation Portfolio Class I
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
PIMCO VIT Real Return Portfolio Admin. Shares
PIMCO VIT Total Return Portfolio Admin. Shares
Putnam VT High Yield Fund Class IA
Putnam VT International Value Fund Class IA
Putnam VT International Value Fund Class IB
T. Rowe Price Blue Chip Growth Portfolio I
T. Rowe Price Equity Income Portfolio I
T. Rowe Price International Stock I
T. Rowe Price Mid-Cap Growth I
T. Rowe Price New America Growth I
VanEck VIP Emerging Markets Fund Initial Class
VanEck VIP Global Hard Assets Fund Initial Class
Wells Fargo VT Advantage Discovery Fund
Wells Fargo VT Advantage Opportunity FundSM
    *See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
The net assets are affected by the investment results of each Fund, transactions by policyholders and certain contract expenses (see Note 5). Policyholders’ interests consist of accumulation units of the sub-account. The accompanying financial statements include only policyholders’ purchase payments applicable to the variable portions of their policies and exclude any purchase payments directed by the policyholder to the "Fixed Account" in which the policyholders’ deposits are included in the Lincoln Benefit general account assets and earn a fixed rate of return.
A policyholder may choose from among a number of different underlying Fund options. The underlying Funds are not available to the general public directly. These Funds are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.
Some of these underlying Funds have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying Funds may be similar to and may in fact be modeled after publicly traded mutual funds, the underlying Funds are not otherwise directly related to any publicly traded mutual funds. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying Funds may differ substantially.
The Novel Coronavirus Pandemic or COVID-19 (“Coronavirus”) virus resulted in governments worldwide enacting emergency measures to combat the spread of the virus. Ongoing uncertainty related to the future path of the pandemic has and may continue to create market volatility that impacted the valuations, liquidity, prospects and risks of fixed income securities and equity securities, including sub accounts of the Account. Future investment results will depend on developments, including the duration and spread of the outbreak, preventive measures to combat the spread of the virus, and capital market conditions, including the pace of economic recovery and effectiveness of the fiscal and monetary policy responses.
The ongoing impact of the Coronavirus on financial markets and the overall economy remain uncertain. Some of the restrictions implemented to contain the pandemic have been relaxed, but reduced economic activity, limits on large gatherings and events and higher unemployment continue. Additionally, there is no way of predicting with certainty how long the pandemic might last, including the potential for restrictions being restored or new restrictions being implemented that could result in further economic volatility.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

2. Portfolio changes
The operations of the following sub-accounts were affected by the following changes that occurred during the year ended December 31, 2020:

New fund name	Old fund name
Federated Hermes Fund for U.S. Government Securities II	Federated Fund for U.S. Government Securities II
Federated Hermes High Income Bond Fund II Class P	Federated High Income Bond Fund II
Federated Hermes Managed Volatility Fund II Class P	Federated Managed Volatility Fund II
The following sub-account opened during the year ended December 31, 2020:

•Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II commenced operation on April 30, 2020

Below listed are the sub-accounts (“Merged from”) that merged into another sub-account (“Merged to”) on the effective merger date. Accordingly, all of the assets of the Merged from sub-account were transferred in exchange for shares of the Merged to sub-account for units of equal aggregate value and the Merged to sub-account’s assumption of all of the current and future liabilities of the Merged from sub-account effective on the merger date.
Accordingly, the cost basis of the respective subaccount’s investments received from the underlying Merged from subaccount were carried forward and invested in the underlying Merged to sub-account for GAAP and tax purposes.
The Merged from sub-account ceases operations from the effective merger date.

Date	Merged from	Merged to
April 30, 2020	Invesco V.I. Mid Cap Growth Fund Series II	Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II
June 12, 2020	Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II	Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I

    3.    Summary of Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of GAAP.
    Investments - Investments consist of shares of the Funds and are stated at fair value based on the reported net asset values of each corresponding Fund, which in turn value their investment securities at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.
Dividends - Dividends declared by the Funds are recognized on the ex-dividend date.
Net Realized Gains and Losses - Net realized gains and losses on Fund shares represent the difference between the proceeds from sales of shares of the Funds by the sub-accounts and the cost of such shares, which is determined on a weighted average basis, and realized gains distributions received from the underlying Funds. Transactions are recorded on a trade date basis. Distributions of net realized gains are recorded on the Funds’ ex-distribution date.
Federal Income Taxes - The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 (“Code”). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code. No income taxes are allocable to the Account. The Account had no liability for unrecognized tax benefits as of December 31, 2020. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported at the date the financial statements and the reported amounts of increases and decreases in net assets resulting from operations and the accompanying notes. Actual results could differ from those estimates.
4. Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets recorded on the Statement of Net Assets at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:
Level 1: Assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.
Level 2: Assets whose values are based on the following
(a) Quoted prices for similar assets in active markets;
(b) Quoted prices for identical or similar assets in markets that are not active;
(c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset.
Level 3: Assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Account’s estimates of the assumptions that market participants would use in valuing the assets.
In determining fair value, the Account uses the market approach, which generally utilizes market transaction data for the same or similar instruments. All investments during the reporting period consist of shares of the Funds that have daily quoted net asset values for identical assets that the sub-account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds’ managers. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

5.    Expenses
Surrender charge - In the event the policy is surrendered, a withdrawal charge may be imposed. The charge is assessed if the policy is surrendered during a specified time, which ranges from the first 9 years to the first 12 years depending upon the policy, and varies based upon several variables including the policyholder’s age and account value at the time of surrender. The charge ranges from $2.27 to $56.58 per $1,000 of face amount. These amounts are included in payments on terminations and reported on the Statements of Changes in Net Assets.

Monthly Deductions - On each monthly deduction day (the same day in each month as the Issue Date, or the last day of the month if a month does not have that day), Lincoln Benefit will deduct from the policy value an amount to cover certain charges and expenses incurred in connection with the policy. The monthly deduction is intended to compensate Lincoln Benefit for expenses incurred in connection with the cost of insurance, mortality and expense risk charges, administrative expense charges, and policy fees. The table below describes the deductions for each product. All deductions are made monthly unless otherwise noted below.

Product	Cost of insurance	Administrative expense charge (per $1,000 initial face amount)	Policy fee	Mortality and expense risk charge (as a % of total monthly sub-account value)
Investor’s Select	Varies	Years 1 - 12: .20% of policy value; 0% thereafter (deducted annually)	$5,000	Annual rate 0.70% (deducted daily)
Consultant SL	Varies	Years 1 - 7: $1.44; $0 thereafter	$7,500	Years 1 - 14: 0.72%; 0.36% thereafter
Consultant	Varies	N/A	$7,500	Years 1 - 14: 0.72%; 0.36% thereafter
Consultant Protector	Varies	Annual rate: Years 1 - 20: 0.3504%; 0.1992% thereafter	$10,000	Annual rate years 1 - 14: 0.55%; 0.15% thereafter
Consultant Accumulator	Varies	Minimum $0.25 Maximum $2.50	$10,000	Annual rate years 1-10: 0.55%; 0.15% thereafter
Total Accumulator	Varies	$0.09 per $1,000 on the first $100,000	$15,000	Monthly rate years 1-10: 0.058%; 0.024% thereafter
Cost of Insurance - On all policies, Lincoln Benefit charges each policyholder monthly for cost of insurance. The cost of insurance is determined based upon several variables, including the policyholder’s death benefit amount and account value. The cost of insurance is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.
Administrative Expense Charge - Lincoln Benefit deducts an administrative expense charge on a monthly or annual basis to cover expenses incurred in evaluating the insured person’s risk, issuing the policy, and sales expenses. The administrative expense charge is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.
Policy Fee - On all policies, Lincoln Benefit deducts a policy fee on a monthly basis to cover expenses such as salaries, postage and periodic reports. The policy fee is recognized as redemption of units, and is included in policy maintenance charge reported on the Statements of Changes in Net Assets.
Mortality and Expense Risk Charge - The mortality and expense risk charge covers insurance benefits available with the policies and certain expenses of the policies. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the policies. The mortality and expense risk charge for the Investor’s Select product is recognized as a reduction in the accumulated unit value, reported on the Statement of Operations, while the mortality and expense risk charge for Consultant, Consultant SL, Consultant Protector, Consultant Accumulator and Total Accumulator products are recognized as redemption of units, and are included in policy maintenance charge reported on the Statements of Changes in Net Assets.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

6.    Purchases of Investments
The cost of investments purchased during the year ended December 31, 2020 was as follows:

Sub-Account	Purchases
AB VPS Growth and Income Class A	$150,457
AB VPS International Growth Class A	102,571
AB VPS International Value Class A	45,896
AB VPS Small Cap Growth Class A	279,713
AB VPS Small/Mid Cap Value Class A	154,259
Alger Balanced Class I-2	93,843
Alger Capital Appreciation Class I-2	5,980,132
Alger Income & Growth Class I-2	239,961
Alger Large Cap Growth Class I-2	3,309,266
Alger MidCap Growth Class I-2	5,182,050
Alger SmallCap Growth Class I-2	924,497
DWS Bond VIP Class A	627,741
DWS Core Equity VIP Class A	189,230
DWS CROCI® International VIP Class A	163,013
DWS Equity 500 Index VIP Class A	401,296
Global Income Builder VIP Class A II	367,348
DWS Global Small Cap VIP Class A	226,713
DWS Small Cap Index VIP Class A	249,149
Federated Hermes Fund for U.S. Government Securities II*	610,559
Federated Hermes High Income Bond Fund II Class P*	679,275
Federated Hermes Managed Volatility Fund II Class P*	209,999
Fidelity® VIP Asset Manager Portfolio Initial Class	622,864
Fidelity® VIP ContrafundSM Portfolio Initial Class	1,770,402
Fidelity® VIP Emerging Markets Portfolio Initial Class	187,495
Fidelity® VIP Equity-Income PortfolioSM Initial Class	3,784,118
Fidelity® VIP Government Money Market Portfolio Initial Class	10,581,980
Fidelity® VIP Growth & Income Portfolio Initial Class	215,907
Fidelity® VIP Growth Portfolio Initial Class	8,145,322
Fidelity® VIP High Income Portfolio Initial Class	130,868
Fidelity® VIP Index 500 Portfolio Initial Class	3,145,058
Fidelity® VIP Index 500 Portfolio Service Class	1,187,910
Fidelity® VIP Investment Grade Bond Portfolio Initial Class	776,925
Fidelity® VIP Mid Cap Portfolio Initial Class	449,218
Fidelity® VIP Overseas Portfolio Initial Class	635,232
Fidelity® VIP Real Estate Portfolio Initial Class	511,052
Fidelity® VIP Value Strategies Portfolio Initial Class	73,279
Franklin Templeton Global Bond VIP Fund Class 1	263,146
Franklin Templeton Income VIP Fund Class 1	171,756
Franklin Templeton Mutual Global Discovery VIP Fund Class 1	236,570
Franklin Templeton Mutual Shares VIP Fund Class 1	162,181
Franklin Templeton Small Cap Value VIP Fund Class 1	291,417

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1	$230,035
Franklin Templeton Strategic Income VIP Fund Class 1	200,957
Franklin Templeton U.S. Government Securities VIP Fund Class 1	160,411
Guggenheim VT U.S. Long Short Equity Fund	82,857
Invesco Oppenheimer VI Conservative Balance Fund Series I	64,241
Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I*	3,082,815
Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II*	5,251,620
Invesco Oppenheimer VI Global Fund Series I	190,907
Invesco Oppenheimer VI Global Fund Series II	731,950
Invesco Oppenheimer VI Global Strategic Fund Series I	49,790
Invesco Oppenheimer VI International Growth Fund Series I	195,101
Invesco Oppenheimer VI International Growth Fund Series II	110,009
Invesco Oppenheimer VI Main Street Fund® Series I	131,268
Invesco Oppenheimer VI Main Street Small Cap Fund® Series I	782,006
Invesco Oppenheimer VI Main Street Small Cap Fund® Series II	1,584,883
Invesco Oppenheimer VI Total Return Bond Fund Series I	46,332
Invesco V.I. American Franchise	271,973
Invesco V.I. American Value	781,513
Invesco V.I. Core Equity	171,705
Invesco V.I. Government Securities	277,395
Invesco V.I. Growth and Income Fund Series I	643,483
Invesco V.I. Growth and Income Fund Series II	490,203
Invesco V.I. High Yield	46,828
Invesco V.I. Mid Cap Core Equity	660,939
Invesco V.I. Mid Cap Growth Fund Series II*	1,277,655
Invesco V.I. Value Opportunity	680,225
Janus Henderson Balanced Portfolio Institutional Shares	2,422,779
Janus Henderson Balanced Portfolio Service Shares	747,532
Janus Henderson Enterprise Portfolio Institutional Shares	4,397,749
Janus Henderson Flexible Bond Portfolio Institutional Shares	916,701
Janus Henderson Forty Portfolio Institutional Shares	1,494,848
Janus Henderson Global Research Portfolio Institutional Shares	2,320,909
Janus Henderson Global Research Portfolio Service Shares	189,802
Janus Henderson Global Technology Portfolio Institutional Shares	342,883
Janus Henderson Mid Cap Value Portfolio Institutional Shares	111,735
Janus Henderson Mid Cap Value Portfolio Service Shares	427,770
Janus Henderson Overseas Portfolio Institutional Shares	122,263
Janus Henderson Overseas Portfolio Service Shares	345,817
Janus Henderson Research Portfolio Institutional Shares	3,697,178
Lazard Retirement Emerging Markets Equity Portfolio	144,298
Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I	1,944,065
Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I	220,493
MFS® High Yield Portfolio Initial Class	200,329
MFS® Investors Trust Series Initial Class	325,000
MFS® Mass Investors Growth Stock Portfolio Initial Class	176,131

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

MFS® New Discovery Series Initial Class	$1,326,350
MFS® Total Return Series Initial Class	947,427
MFS® Utilities Series Initial Class	267,319
MFS® Value Series Initial Class	252,515
MFS® VIT Growth Series Initial Class	1,001,018
MFS® VIT New Discovery Series Service Class	248,695
MFS® VIT Research Series Initial Class	317,909
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	74,947
Morgan Stanley VIF Growth Portfolio Class I	1,307,665
Morgan Stanley VIF U.S. Real Estate Portfolio Class I	821,620
Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I	1,473,536
Morningstar Balanced ETF Asset Allocation Portfolio Class I	1,223,175
Morningstar Conservative ETF Asset Allocation Portfolio Class I	212,803
Morningstar Growth ETF Asset Allocation Portfolio Class I	2,386,909
Morningstar Income and Growth ETF Asset Allocation Portfolio Class I	344,370
PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares	494,659
PIMCO VIT Real Return Portfolio Admin. Shares	319,228
PIMCO VIT Total Return Portfolio Admin. Shares	1,530,150
Putnam VT High Yield Fund Class IA	103,559
Putnam VT International Value Fund Class IA	128,700
Putnam VT International Value Fund Class IB	312,657
T. Rowe Price Blue Chip Growth Portfolio I	602,647
T. Rowe Price Equity Income Portfolio I	2,282,882
T. Rowe Price International Stock I	746,925
T. Rowe Price Mid-Cap Growth I	2,268,156
T. Rowe Price New America Growth I	930,865
VanEck VIP Emerging Markets Fund Initial Class	465,060
VanEck VIP Global Hard Assets Fund Initial Class	304,617
Wells Fargo VT Advantage Discovery Fund	830,380
Wells Fargo VT Advantage Opportunity FundSM	836,060
(*) See Note 2 for disclosure of changes in sub-accounts and to the names of Funds during 2020.
7. Financial Highlights
    Lincoln Benefit offers multiple variable life policies through this Account that have unique combinations of features and fees that are assessed to the policyholders. Differences in these fee structures result in various policy expense rates and accumulation unit values which in turn result in various expense and total return ratios.
    In the table below, the accumulation units, the range of lowest to highest accumulation unit values, the net assets, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each policy option of the sub-accounts that had outstanding units during the period. Only rider options within each sub-account that had accumulation units outstanding during the respective periods were considered when determining the lowest and highest expense ratio. These ranges of lowest to highest accumulation unit values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented. The range of the lowest and highest accumulation unit values disclosed in the Statement of Net Assets may differ from the values disclosed herein because the values in the Statement of Net Assets represent the absolute lowest and highest values without consideration of the corresponding expense ratios.

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

    Items in the following table are notated as follows:
*Investment Income Ratio - These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying Fund, net of management fees assessed by the Fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of policy transactions.
Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return, investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed sub-accounts is calculated from the beginning of period, or from the effective date, through the last day the sub-account was open. The investment income ratio is reported at zero when no dividend is received in the Sub-Account during the period or the net asset value at the end of the period is zero.
**Expense Ratio - These amounts represent the annualized policy expenses of the sub-account, consisting of mortality and expense risk charges for each period indicated. The ratios include only those expenses that result in a reduction in the accumulation unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying Fund have been excluded.
*** Total Return - These amounts represent the total return for the periods indicated, including changes in the value of the underlying Fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***
AB VPS Growth and Income Class A
2020	27	$26.31	-	$26.31	$712	1.62%	0.00 - 0.00%	2.72	-	2.72%
2019	25	25.61	-	25.61	641	1.23	0.00 - 0.00	23.91	-	23.91
2018	34	20.67	-	20.67	528	0.99	0.00 - 0.00	(5.61)	-	(5.61)
2017	30	21.89	-	21.89	663	1.47	0.00 - 0.00	18.92	-	18.92
2016	29	18.41	-	18.41	536	0.98	0.00 - 0.00	11.30	-	11.30
AB VPS International Growth Class A
2020	44	15.29	-	15.29	673	1.37	0.00 - 0.00	29.94	-	29.94
2019	45	11.77	-	11.77	528	0.58	0.00 - 0.00	27.53	-	27.53
2018	43	9.23	-	9.23	394	0.65	0.00 - 0.00	(17.41)	-	(17.41)
2017	43	11.17	-	11.17	477	1.14	0.00 - 0.00	35.02	-	35.02
2016	38	8.27	-	8.27	313	—	0.00 - 0.00	(6.87)	-	(6.87)
AB VPS International Value Class A
2020	33	8.58	-	8.58	280	2.05	0.00 - 0.00	2.47	-	2.47
2019	28	8.37	-	8.37	238	0.94	0.00 - 0.00	17.14	-	17.14
2018	31	7.15	-	7.15	221	1.57	0.00 - 0.00	(22.79)	-	(22.79)
2017	28	9.26	-	9.26	263	2.51	0.00 - 0.00	25.42	-	25.42
2016	23	7.38	-	7.38	167	1.28	0.00 - 0.00	(0.50)	-	(0.50)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	AB VPS Small Cap Growth Class A
2020	29	$59.63	-	$59.63	$1,723	—%	0.00 - 0.00%	53.98	-	53.98%
2019	28	38.72	-	38.72	1,092	—	0.00 - 0.00	36.40	-	36.40
2018	29	28.39	-	28.39	829	—	0.00 - 0.00	(0.89)	-	(0.89)
2017	29	28.64	-	28.64	844	—	0.00 - 0.00	34.12	-	34.12
2016	28	21.36	-	21.36	590	—	0.00 - 0.00	6.46	-	6.46
	AB VPS Small/Mid Cap Value Class A
2020	32	26.27	-	26.27	853	1.09	0.00 - 0.00	3.37	-	3.37
2019	28	25.42	-	25.42	723	0.60	0.00 - 0.00	20.10	-	20.10
2018	28	21.17	-	21.17	594	0.49	0.00 - 0.00	(15.03)	-	(15.03)
2017	25	24.91	-	24.91	630	0.43	0.00 - 0.00	13.15	-	13.15
2016	19	22.01	-	22.01	418	0.60	0.00 - 0.00	25.09	-	25.09
	Alger Balanced Class I-2
2020	26	22.00	-	22.00	580	1.33	0.00 - 0.00	10.23	-	10.23
2019	25	19.96	-	19.96	491	1.61	0.00 - 0.00	19.50	-	19.50
2018	22	16.70	-	16.70	370	4.23	0.00 - 0.00	(3.32)	-	(3.32)
2017	21	17.28	-	17.28	359	3.13	0.00 - 0.00	15.44	-	15.44
2016	18	14.97	-	14.97	266	2.02	0.00 - 0.00	8.51	-	8.51
	Alger Capital Appreciation Class I-2
2020	439	50.53	-	115.36	41,696	—	0.00 - 0.00	41.75	-	41.75
2019	471	35.65	-	81.38	31,731	—	0.00 - 0.00	33.58	-	33.58
2018	504	26.68	-	60.92	25,652	0.08	0.00 - 0.00	(0.10)	-	(0.10)
2017	515	26.71	-	60.98	26,666	0.17	0.00 - 0.00	31.08	-	31.08
2016	516	20.38	-	46.52	21,102	0.19	0.00 - 0.00	0.50	-	0.50
	Alger Income & Growth Class I-2
2020	145	50.37	-	50.37	7,321	1.40	0.00 - 0.00	14.88	-	14.88
2019	156	43.84	-	43.84	6,835	1.61	0.00 - 0.00	29.47	-	29.47
2018	165	33.86	-	33.86	5,579	1.66	0.00 - 0.00	(4.61)	-	(4.61)
2017	174	35.50	-	35.50	6,187	1.52	0.00 - 0.00	21.32	-	21.32
2016	190	29.26	-	29.26	5,550	1.79	0.00 - 0.00	10.24	-	10.24
	Alger Large Cap Growth Class I-2
2020	358	45.12	-	67.78	23,586	0.18	0.00 - 0.00	67.03	-	67.03
2019	388	27.02	-	40.58	15,287	—	0.00 - 0.00	27.43	-	27.43
2018	410	21.20	-	31.84	12,679	—	0.00 - 0.00	2.21	-	2.21
2017	458	20.74	-	31.16	13,903	—	0.00 - 0.00	28.46	-	28.46
2016	482	16.15	-	24.25	11,409	—	0.00 - 0.00	(0.83)	-	(0.83)
	Alger MidCap Growth Class I-2
2020	556	34.87	-	88.69	45,240	—	0.00 - 0.00	64.63	-	64.63
2019	602	21.18	-	53.87	29,813	—	0.00 - 0.00	30.26	-	30.26
2018	632	16.26	-	41.36	24,132	—	0.00 - 0.00	(7.44)	-	(7.44)
2017	670	17.57	-	44.69	27,830	—	0.00 - 0.00	29.79	-	29.79
2016	707	13.54	-	34.43	22,842	—	0.00 - 0.00	0.97	-	0.97

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Alger SmallCap Growth Class I-2
2020	171	$69.81	-	$69.81	$11,960	1.07%	0.00 - 0.00%	67.15	-	67.15%
2019	187	41.77	-	41.77	7,817	—	0.00 - 0.00	29.34	-	29.34
2018	201	32.29	-	32.29	6,485	—	0.00 - 0.00	1.44	-	1.44
2017	216	31.83	-	31.83	6,877	—	0.00 - 0.00	28.73	-	28.73
2016	237	24.73	-	24.73	5,852	—	0.00 - 0.00	6.24	-	6.24
	DWS Bond VIP Class A
2020	250	23.92	-	25.94	6,076	2.71	0.00 - 0.70	8.31	-	9.07
2019	247	21.93	-	23.94	5,485	3.06	0.00 - 0.70	9.85	-	10.62
2018	253	19.82	-	21.80	5,097	4.45	0.00 - 0.70	(3.34)	-	(2.65)
2017	258	20.36	-	22.55	5,339	2.45	0.00 - 0.70	5.10	-	5.83
2016	268	19.24	-	21.46	5,256	5.43	0.00 - 0.70	5.19	-	5.93
	DSW Core Equity VIP Class A
2020	63	43.10	-	43.10	2,702	1.35	0.00 - 0.00	16.13	-	16.13
2019	65	37.12	-	37.12	2,412	1.09	0.00 - 0.00	30.30	-	30.30
2018	71	28.48	-	28.48	2,022	1.78	0.00 - 0.00	(5.69)	-	(5.69)
2017	78	30.20	-	30.20	2,345	1.18	0.00 - 0.00	21.02	-	21.02
2016	87	24.96	-	24.96	2,179	1.35	0.00 - 0.00	10.48	-	10.48
	DWS CROCI® International VIP Class A
2020	100	16.54	-	16.54	1,651	3.46	0.00 - 0.00	2.61	-	2.61
2019	100	16.12	-	16.12	1,616	2.92	0.00 - 0.00	21.77	-	21.77
2018	95	13.24	-	13.24	1,259	1.04	0.00 - 0.00	(14.39)	-	(14.39)
2017	109	15.46	-	15.46	1,691	7.19	0.00 - 0.00	21.96	-	21.96
2016	118	12.68	-	12.68	1,494	9.88	0.00 - 0.00	0.74	-	0.74
	DWS Equity 500 Index VIP Class A
2020	81	62.21	-	62.21	5,019	1.66	0.00 - 0.00	18.10	-	18.10
2019	81	52.68	-	52.68	4,246	1.96	0.00 - 0.00	31.19	-	31.19
2018	85	40.16	-	40.16	3,408	1.67	0.00 - 0.00	(4.65)	-	(4.65)
2017	88	42.11	-	42.11	3,701	1.75	0.00 - 0.00	21.53	-	21.53
2016	96	34.65	-	34.65	3,311	1.99	0.00 - 0.00	11.61	-	11.61
	DWS Global Income Builder VIP Class A II
2020	169	21.96	-	24.50	4,109	3.12	0.00 - 0.70	7.52	-	8.28
2019	175	20.42	-	22.63	3,934	3.80	0.00 - 0.70	19.33	-	20.16
2018	180	17.11	-	18.83	3,366	3.78	0.00 - 0.70	(8.31)	-	(7.66)
2017	197	18.67	-	20.40	3,992	2.96	0.00 - 0.70	15.73	-	16.54
2016	210	16.13	-	17.50	3,651	4.15	0.00 - 0.70	6.07	-	6.81
	DSW Global Small Cap VIP Class A
2020	84	52.89	-	52.89	4,458	0.81	0.00 - 0.00	17.36	-	17.36
2019	89	45.07	-	45.07	4,017	—	0.00 - 0.00	21.29	-	21.29
2018	91	37.16	-	37.16	3,389	0.28	0.00 - 0.00	(20.51)	-	(20.51)
2017	93	46.74	-	46.74	4,365	—	0.00 - 0.00	20.02	-	20.02
2016	100	38.95	-	38.95	3,907	0.38	0.00 - 0.00	1.57	-	1.57

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	DWS Small Cap Index VIP Class A
2020	24	$66.05	-	$66.05	$1,591	1.08%	0.00 - 0.00%	19.43	-	19.43%
2019	23	55.31	-	55.31	1,295	1.02	0.00 - 0.00	25.22	-	25.22
2018	24	44.17	-	44.17	1,058	0.95	0.00 - 0.00	(11.23)	-	(11.23)
2017	26	49.75	-	49.75	1,309	0.95	0.00 - 0.00	14.33	-	14.33
2016	28	43.52	-	43.52	1,216	1.05	0.00 - 0.00	21.03	-	21.03
	Federated Fund for U.S. Government Securities II
2020	217	23.86	-	25.93	5,246	2.41	0.00 - 0.70	4.48	-	5.21
2019	222	22.68	-	24.82	5,112	2.40	0.00 - 0.70	5.16	-	5.90
2018	234	21.42	-	23.60	5,101	2.41	0.00 - 0.70	(0.25)	-	0.45
2017	242	21.32	-	23.66	5,257	2.34	0.00 - 0.70	1.22	-	1.92
2016	259	20.92	-	23.37	4,360	2.43	0.00 - 0.70	0.90	-	1.61
	Federated High Income Bond Fund II
2020	180	36.17	-	46.92	6,925	5.99	0.00 - 0.70	4.85	-	5.59
2019	189	34.26	-	44.74	6,920	6.10	0.00 - 0.70	13.74	-	14.54
2018	198	29.91	-	39.34	6,361	8.01	0.00 - 0.70	(3.97)	-	(3.29)
2017	210	30.92	-	40.96	6,977	6.69	0.00 - 0.70	6.20	-	6.94
2016	220	28.92	-	38.57	6,856	6.03	0.00 - 0.70	14.02	-	14.82
	Federated Managed Volatility Fund II
2020	99	25.93	-	36.95	2,921	2.55	0.00 - 0.70	0.23	-	0.93
2019	103	25.69	-	36.87	3,052	2.06	0.00 - 0.70	19.39	-	20.23
2018	105	21.37	-	30.88	2,599	2.88	0.00 - 0.70	(9.13)	-	(8.49)
2017	109	23.35	-	33.99	2,966	3.92	0.00 - 0.70	17.29	-	18.11
2016	115	19.77	-	28.98	2,653	4.70	0.00 - 0.70	6.94	-	7.69
	Fidelity® VIP Asset Manager Portfolio Initial Class
2020	273	34.78	-	45.46	10,621	1.53	0.00 - 0.70	14.07	-	14.87
2019	283	30.28	-	39.85	9,621	1.79	0.00 - 0.70	17.42	-	18.25
2018	291	25.60	-	33.94	8,408	1.69	0.00 - 0.70	(6.01)	-	(5.35)
2017	302	27.05	-	36.11	9,267	1.88	0.00 - 0.70	13.31	-	14.10
2016	318	23.71	-	31.87	8,625	1.46	0.00 - 0.70	2.35	-	3.07
	Fidelity® VIP Contrafund Portfolio Initial Class
2020	1,433	34.23	-	104.42	107,704	0.25	0.00 - 0.70	29.66	-	30.57
2019	1,534	26.21	-	80.54	88,932	0.46	0.00 - 0.70	30.66	-	31.58
2018	1,614	19.92	-	61.64	71,727	0.70	0.00 - 0.70	(7.03)	-	(6.38)
2017	1,706	21.28	-	66.30	81,743	1.01	0.00 - 0.70	21.03	-	21.88
2016	1,785	17.46	-	54.78	71,627	0.79	0.00 - 0.70	7.25	-	8.01
	Fidelity® VIP Emerging Markets Portfolio Initial Class
2020	59	20.76	-	20.76	1,219	0.84	0.00 - 0.00	31.27	-	31.27
2019	61	15.82	-	15.82	960	1.59	0.00 - 0.00	29.46	-	29.46
2018	64	12.22	-	12.22	785	0.70	0.00 - 0.00	(18.00)	-	(18.00)
2017	60	14.90	-	14.90	893	0.72	0.00 - 0.00	47.40	-	47.40
2016	56	10.11	-	10.11	563	0.55	0.00 - 0.00	3.24	-	3.24

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Fidelity® VIP Equity-Income Portfolio Initial Class
2020	895	$23.23	-	$73.83	$42,912	1.84%	0.00 - 0.70%	5.95	-	6.69%
2019	915	21.77	-	69.69	41,451	2.01	0.00 - 0.70	26.55	-	27.44
2018	955	17.08	-	55.06	34,276	2.26	0.00 - 0.70	(8.94)	-	(8.29)
2017	1,009	18.63	-	60.47	39,782	1.69	0.00 - 0.70	12.11	-	12.89
2016	1,051	16.50	-	53.94	37,444	2.26	0.00 - 0.70	17.20	-	18.02
	Fidelity® VIP Government Money Market Portfolio Initial Class
2020	1,739	10.82	-	16.11	26,070	0.31	0.00 - 0.70	(0.38)	-	0.32
2019	1,609	10.78	-	16.17	24,086	2.00	0.00 - 0.70	1.30	-	2.02
2018	1,766	10.57	-	15.96	26,005	1.64	0.00 - 0.70	0.94	-	1.65
2017	1,641	10.40	-	15.81	23,781	0.66	0.00 - 0.70	(0.03)	-	0.67
2016	1,696	10.33	-	15.82	24,743	0.20	0.00 - 0.70	(0.49)	-	0.20
	Fidelity® VIP Growth & Income Portfolio Initial Class
2020	52	26.78	-	26.78	1,404	2.19	0.00 - 0.00	7.85	-	7.85
2019	49	24.83	-	24.83	1,219	3.53	0.00 - 0.00	30.05	-	30.05
2018	49	19.09	-	19.09	927	0.34	0.00 - 0.00	(8.98)	-	(8.98)
2017	48	20.98	-	20.98	1,008	1.36	0.00 - 0.00	16.90	-	16.90
2016	41	17.95	-	17.95	728	1.79	0.00 - 0.00	16.08	-	16.08
	Fidelity® VIP Growth Portfolio Initial Class
2020	1,085	44.84	-	125.45	85,509	0.07	0.00 - 0.70	42.89	-	43.89
2019	1,150	31.16	-	87.79	63,351	0.26	0.00 - 0.70	33.38	-	34.31
2018	1,228	23.20	-	65.82	50,567	0.24	0.00 - 0.70	(0.87)	-	(0.17)
2017	1,304	23.24	-	66.40	54,116	0.22	0.00 - 0.70	34.19	-	35.13
2016	1,385	17.20	-	49.48	42,703	0.04	0.00 - 0.70	0.10	-	0.80
	Fidelity® VIP High Income Portfolio Initial Class
2020	36	20.87	-	20.87	753	5.05	0.00 - 0.00	2.75	-	2.75
2019	36	20.31	-	20.31	730	5.28	0.00 - 0.00	15.11	-	15.11
2018	36	17.65	-	17.65	634	5.79	0.00 - 0.00	(3.29)	-	(3.29)
2017	33	18.24	-	18.24	608	5.61	0.00 - 0.00	6.93	-	6.93
2016	30	17.06	-	17.06	519	5.82	0.00 - 0.00	14.61	-	14.61
	Fidelity® VIP Index 500 Portfolio Initial Class
2020	1,616	43.54	-	51.67	82,244	1.77	0.00 - 0.70	17.41	-	18.24
2019	1,717	37.08	-	43.70	73,978	1.96	0.00 - 0.70	30.43	-	31.35
2018	1,834	28.43	-	33.27	60,200	1.85	0.00 - 0.70	(5.16)	-	(4.49)
2017	1,920	29.98	-	34.83	66,025	1.79	0.00 - 0.70	20.87	-	21.71
2016	2,072	24.80	-	28.62	58,512	1.45	0.00 - 0.70	11.08	-	11.86
	Fidelity® VIP Index 500 Portfolio Service Class
2020	322	34.10	-	34.10	10,987	1.68	0.00 - 0.00	18.13	-	18.13
2019	318	28.87	-	28.87	9,188	1.91	0.00 - 0.00	31.22	-	31.22
2018	309	22.00	-	22.00	6,798	1.86	0.00 - 0.00	(4.59)	-	(4.59)
2017	281	23.06	-	23.06	6,482	1.80	0.00 - 0.00	21.59	-	21.59
2016	241	18.96	-	18.96	4,577	1.56	0.00 - 0.00	11.75	-	11.75

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Fidelity® VIP Investment Grade Bond Portfolio Initial Class
2020	377	$18.31	-	$22.28	$8,164	2.24%	0.00 - 0.00%	9.39	-	9.39%
2019	377	16.74	-	20.36	7,447	2.75	0.00 - 0.00	9.67	-	9.67
2018	384	15.26	-	18.57	6,894	2.51	0.00 - 0.00	(0.53)	-	(0.53)
2017	379	15.35	-	18.67	6,866	2.47	0.00 - 0.00	4.22	-	4.22
2016	362	14.72	-	17.91	6,293	2.45	0.00 - 0.00	4.74	-	4.74
	Fidelity® VIP Mid Cap Portfolio Initial Class
2020	152	28.36	-	28.36	4,317	0.66	0.00 - 0.00	18.19	-	18.19
2019	144	24.00	-	24.00	3,467	0.87	0.00 - 0.00	23.45	-	23.45
2018	144	19.44	-	19.44	2,799	0.66	0.00 - 0.00	(14.54)	-	(14.54)
2017	139	22.75	-	22.75	3,171	0.74	0.00 - 0.00	20.81	-	20.81
2016	122	18.83	-	18.83	2,297	0.54	0.00 - 0.00	12.23	-	12.23
	Fidelity® VIP Overseas Portfolio Initial Class
2020	545	31.96	-	37.34	17,929	0.45	0.00 - 0.70	14.81	-	15.61
2019	564	27.64	-	32.52	16,080	1.70	0.00 - 0.70	26.87	-	27.77
2018	614	21.64	-	25.63	13,701	1.55	0.00 - 0.70	(15.41)	-	(14.81)
2017	649	25.40	-	30.30	17,062	1.45	0.00 - 0.70	29.38	-	30.28
2016	693	19.49	-	23.42	14,025	1.44	0.00 - 0.70	(5.72)	-	(5.06)
	Fidelity® VIP Real Estate Portfolio Initial Class
2020	119	20.11	-	20.11	2,403	2.27	0.00 - 0.00	(6.55)	-	(6.55)
2019	104	21.52	-	21.52	2,237	1.78	0.00 - 0.00	23.22	-	23.22
2018	106	17.47	-	17.47	1,844	2.87	0.00 - 0.00	(6.22)	-	(6.22)
2017	98	18.63	-	18.63	1,833	1.90	0.00 - 0.00	4.07	-	4.07
2016	89	17.90	-	17.90	1,584	1.59	0.00 - 0.00	5.75	-	5.75
	Fidelity® VIP Value Strategies Portfolio Initial Class
2020	15	25.48	-	25.48	394	1.32	0.00 - 0.00	8.26	-	8.26
2019	14	23.54	-	23.54	331	1.68	0.00 - 0.00	34.53	-	34.53
2018	14	17.50	-	17.50	238	1.00	0.00 - 0.00	(17.32)	-	(17.32)
2017	12	21.16	-	21.16	258	1.56	0.00 - 0.00	19.36	-	19.36
2016	11	17.73	-	17.73	189	1.14	0.00 - 0.00	9.62	-	9.62
	Franklin Templeton Global Bond VIP Fund Class 1
2020	58	16.52	-	16.52	953	8.10	0.00 - 0.00	(5.07)	-	(5.07)
2019	54	17.40	-	17.40	938	7.86	0.00 - 0.00	2.26	-	2.26
2018	71	17.02	-	17.02	1,200	—	0.00 - 0.00	2.21	-	2.21
2017	70	16.65	-	16.65	1,168	—	0.00 - 0.00	2.15	-	2.15
2016	64	16.30	-	16.30	1,044	—	0.00 - 0.00	3.21	-	3.21
	Franklin Templeton Income VIP VIP Fund Class 1
2020	51	19.66	-	19.66	998	5.81	0.00 - 0.00	0.97	-	0.97
2019	48	19.47	-	19.47	932	5.40	0.00 - 0.00	16.42	-	16.42
2018	47	16.72	-	16.72	779	4.91	0.00 - 0.00	(4.09)	-	(4.09)
2017	46	17.44	-	17.44	796	4.20	0.00 - 0.00	9.94	-	9.94
2016	39	15.86	-	15.86	620	4.36	0.00 - 0.00	14.33	-	14.33

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Franklin Templeton Mutual Global Discovery VIP Fund Class 1
2020	61	$19.56	-	$19.56	$1,192	2.72%	0.00 - 0.00%	(4.22)	-	(4.22)%
2019	58	20.42	-	20.42	1,187	1.75	0.00 - 0.00	24.71	-	24.71
2018	64	16.38	-	16.38	1,048	2.64	0.00 - 0.00	(11.01)	-	(11.01)
2017	58	18.40	-	18.40	1,074	2.01	0.00 - 0.00	8.88	-	8.88
2016	52	16.90	-	16.90	883	1.93	0.00 - 0.00	12.44	-	12.44
	Franklin Templeton Mutual Shares VIP Fund Class 1
2020	31	18.83	-	18.83	583	3.30	0.00 - 0.00	(4.85)	-	(4.85)
2019	26	19.79	-	19.79	508	1.93	0.00 - 0.00	22.92	-	22.92
2018	29	16.10	-	16.10	460	2.65	0.00 - 0.00	(8.86)	-	(8.86)
2017	27	17.66	-	17.66	479	2.48	0.00 - 0.00	8.64	-	8.64
2016	24	16.26	-	16.26	398	2.23	0.00 - 0.00	16.35	-	16.35
	Franklin Templeton Small Cap Value VIP Fund Class 1
2020	63	27.05	-	27.05	1,714	1.69	0.00 - 0.00	5.41	-	5.41
2019	61	25.67	-	25.67	1,554	1.28	0.00 - 0.00	26.72	-	26.72
2018	59	20.25	-	20.25	1,190	1.11	0.00 - 0.00	(12.69)	-	(12.69)
2017	57	23.20	-	23.20	1,311	0.68	0.00 - 0.00	10.92	-	10.92
2016	50	20.91	-	20.91	1,052	0.96	0.00 - 0.00	30.54	-	30.54
	Franklin Templeton Small-Mid Cap Growth VIP Fund Class 1
2020	36	42.82	-	42.82	1,553	—	0.00 - 0.00	55.52	-	55.52
2019	39	27.53	-	27.53	1,074	—	0.00 - 0.00	31.80	-	31.80
2018	40	20.89	-	20.89	837	—	0.00 - 0.00	(5.15)	-	(5.15)
2017	39	22.02	-	22.02	853	—	0.00 - 0.00	21.75	-	21.75
2016	30	18.09	-	18.09	541	—	0.00 - 0.00	4.40	-	4.40
	Franklin Templeton Strategic Income VIP Fund Class 1
2020	35	18.02	-	18.02	637	5.04	0.00 - 0.00	3.75	-	3.75
2019	27	17.37	-	17.37	470	5.57	0.00 - 0.00	8.41	-	8.41
2018	29	16.03	-	16.03	471	2.88	0.00 - 0.00	(1.91)	-	(1.91)
2017	28	16.34	-	16.34	457	3.05	0.00 - 0.00	4.74	-	4.74
2016	23	15.60	-	15.60	364	3.43	0.00 - 0.00	8.25	-	8.25
	Franklin Templeton U.S. Government Securities VIP Fund Class 1
2020	34	14.39	-	14.39	484	3.76	0.00 - 0.00	4.08	-	4.08
2019	27	13.82	-	13.82	367	3.25	0.00 - 0.00	5.47	-	5.47
2018	31	13.11	-	13.11	406	2.91	0.00 - 0.00	0.60	-	0.60
2017	29	13.03	-	13.03	380	2.79	0.00 - 0.00	1.66	-	1.66
2016	25	12.61	-	12.61	315	2.65	0.00 - 0.00	0.90	-	0.90
	Guggenheim VT U.S. Long Short Equity Fund
2020	36	26.26	-	26.26	936	0.86	0.00 - 0.00	4.93	-	4.93
2019	35	25.03	-	25.03	880	0.56	0.00 - 0.00	5.54	-	5.54
2018	35	23.71	-	23.71	821	—	0.00 - 0.00	(12.94)	-	(12.94)
2017	34	27.24	-	27.24	925	0.35	0.00 - 0.00	14.85	-	14.85
2016	33	23.72	-	23.72	787	—	0.00 - 0.00	0.65	-	0.65

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Invesco Oppenheimer VI Conservative Balance Fund Series I
2020	31	$16.47	-	$16.47	$513	2.11%	0.00 - 0.00%	14.86	-	14.86%
2019	31	14.34	-	14.34	443	2.21	0.00 - 0.00	17.51	-	17.51
2018	30	12.20	-	12.20	372	2.04	0.00 - 0.00	(5.32)	-	(5.32)
2017	32	12.89	-	12.89	413	2.01	0.00 - 0.00	9.25	-	9.25
2016	30	11.79	-	11.79	353	2.35	0.00 - 0.00	5.26	-	5.26
	Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I (On June 12, 2020 Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I)
2020	146	48.94	-	48.94	7,166	0.02	0.00 - 0.00	40.69	-	40.69
2019	78	34.79	-	34.79	2,716	—	0.00 - 0.00	39.36	-	39.36
2018	86	24.96	-	24.96	2,151	—	0.00 - 0.00	(6.08)	-	(6.08)
2017	89	26.58	-	26.58	2,378	0.03	0.00 - 0.00	28.79	-	28.79
2016	93	20.64	-	20.64	1,929	—	0.00 - 0.00	2.33	-	2.33
	Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II (Fund commenced operations on April 30, 2020) (On April 30 2020 Invesco V.I Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II) (On June 12, 2020 Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series I)
2020	147	14.72	-	14.79	2,166	—	0.00 - 0.70	47.22	-	47.91
	Invesco Oppenheimer VI Global Fund Series I
2020	59	30.41	-	30.41	1,809	0.71	0.00 - 0.00	27.64	-	27.64
2019	60	23.83	-	23.83	1,434	0.89	0.00 - 0.00	31.79	-	31.79
2018	72	18.08	-	18.08	1,298	0.98	0.00 - 0.00	(13.18)	-	(13.18)
2017	71	20.82	-	20.82	1,478	0.93	0.00 - 0.00	36.66	-	36.66
2016	68	15.24	-	15.24	1,040	1.00	0.00 - 0.00	0.08	-	0.08
	Invesco Oppenheimer VI Global Fund Series II
2020	304	47.03	-	47.03	14,314	0.45	0.00 - 0.00	27.34	-	27.34
2019	321	36.94	-	36.94	11,863	0.64	0.00 - 0.00	31.45	-	31.45
2018	336	28.10	-	28.10	9,440	0.76	0.00 - 0.00	(13.39)	-	(13.39)
2017	353	32.44	-	32.44	11,458	0.73	0.00 - 0.00	36.32	-	36.32
2016	373	23.80	-	23.80	8,879	0.73	0.00 - 0.00	(0.16)	-	(0.16)
	Invesco Oppenheimer VI Global Strategic Fund Series I
2020	19	16.19	-	16.19	312	5.99	0.00 - 0.00	3.40	-	3.40
2019	19	15.66	-	15.66	290	3.63	0.00 - 0.00	10.80	-	10.80
2018	25	14.13	-	14.13	355	4.86	0.00 - 0.00	(4.40)	-	(4.40)
2017	25	14.78	-	14.78	367	2.17	0.00 - 0.00	6.27	-	6.27
2016	22	13.91	-	13.91	301	4.91	0.00 - 0.00	6.53	-	6.53
	Invesco Oppenheimer VI International Growth Fund Series I
2020	75	20.32	-	66.92	2,368	0.97	0.00 - 0.00	21.50	-	21.50
2019	73	16.72	-	55.08	1,952	1.05	0.00 - 0.00	28.60	-	28.60
2018	73	13.00	-	42.83	1,579	0.86	0.00 - 0.00	(19.42)	-	(19.42)
2017	69	16.14	-	53.15	1,942	1.43	0.00 - 0.00	26.29	-	26.29
2016	68	12.78	-	42.08	1,592	1.08	0.00 - 0.00	(2.12)	-	(2.12)
	Invesco Oppenheimer VI International Growth Fund Series II
2020	61	33.57	-	33.57	2,048	0.63	0.70 - 0.70	20.20	-	20.20
2019	70	27.93	-	27.93	1,943	0.71	0.70 - 0.70	27.06	-	27.06
2018	68	21.98	-	21.98	1,488	0.60	0.70 - 0.70	(20.12)	-	(20.12)
2017	75	27.52	-	27.52	2,077	1.15	0.70 - 0.70	25.57	-	25.57
2016	82	21.92	-	21.92	1,791	0.83	0.70 - 0.70	(3.39)	-	(3.39)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Invesco Oppenheimer VI Main Street Fund® Series I (For the period beginning April 28, 2017, and ended December 31, 2017)
2020	50	$15.12	-	$15.12	$751	1.51%	0.00 - 0.00%	13.94	-	13.94%
2019	50	13.27	-	13.27	664	1.05	0.00 - 0.00	32.08	-	32.08
2018	51	10.05	-	10.05	510	1.16	0.00 - 0.00	(7.89)	-	(7.89)
	Invesco Oppenheimer VI Main Street Small Cap Fund® Series I
2020	229	34.54	-	75.57	14,670	0.65	0.00 - 0.00	19.93	-	19.93
2019	232	28.80	-	63.01	12,459	0.20	0.00 - 0.00	26.47	-	26.47
2018	238	22.77	-	49.82	10,178	0.31	0.00 - 0.00	(10.32)	-	(10.32)
2017	245	25.39	-	55.56	11,878	0.86	0.00 - 0.00	14.16	-	14.16
2016	249	22.24	-	48.67	10,748	0.49	0.00 - 0.00	18.05	-	18.05
	Invesco Oppenheimer VI Main Street Small Cap Fund® Series II
2020	144	47.39	-	54.00	7,536	0.34	0.00 - 0.70	18.80	-	19.64
2019	152	39.89	-	45.14	6,658	—	0.00 - 0.70	25.25	-	26.13
2018	156	31.84	-	35.79	5,422	0.06	0.00 - 0.70	(11.17)	-	(10.54)
2017	182	35.85	-	40.00	7,089	0.55	0.00 - 0.70	13.12	-	13.91
2016	201	31.69	-	35.12	6,862	0.24	0.00 - 0.70	16.85	-	17.67
	Invesco Oppenheimer VI Total Return Bond Fund Series I
2020	25	12.34	-	12.34	313	3.19	0.00 - 0.00	9.71	-	9.71
2019	24	11.25	-	11.25	272	3.30	0.00 - 0.00	9.53	-	9.53
2018	23	10.27	-	10.27	237	3.33	0.00 - 0.00	(1.02)	-	(1.02)
2017	21	10.38	-	10.38	221	2.35	0.00 - 0.00	4.59	-	4.59
2016	18	9.92	-	9.92	181	3.67	0.00 - 0.00	3.27	-	3.27
	Invesco V.I. American Franchise
2020	87	38.01	-	38.01	3,318	0.07	0.00 - 0.00	42.35	-	42.35
2019	91	26.70	-	26.70	2,440	—	0.00 - 0.00	36.76	-	36.76
2018	97	19.53	-	19.53	1,897	—	0.00 - 0.00	(3.62)	-	(3.62)
2017	105	20.26	-	20.26	2,135	0.08	0.00 - 0.00	27.34	-	27.34
2016	113	15.91	-	15.91	1,798	—	0.00 - 0.00	2.27	-	2.27
	Invesco V.I. American Value
2020	277	23.03	-	33.03	9,590	0.94	0.00 - 0.70	0.42	-	1.12
2019	280	22.78	-	32.89	9,635	0.70	0.00 - 0.70	24.15	-	25.03
2018	293	18.22	-	26.49	8,110	0.48	0.00 - 0.70	(13.26)	-	(12.65)
2017	313	20.86	-	30.54	10,001	0.79	0.00 - 0.70	9.20	-	9.96
2016	335	18.97	-	27.97	9,810	0.34	0.00 - 0.70	14.69	-	15.49
	Invesco V.I. Core Equity
2020	23	28.84	-	28.84	669	1.31	0.00 - 0.00	13.85	-	13.85
2019	32	25.33	-	25.33	801	0.97	0.00 - 0.00	28.96	-	28.96
2018	31	19.64	-	19.64	612	0.90	0.00 - 0.00	(9.39)	-	(9.39)
2017	32	21.68	-	21.68	688	1.01	0.00 - 0.00	13.17	-	13.17
2016	34	19.15	-	19.15	655	0.77	0.00 - 0.00	10.26	-	10.26

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Invesco V.I. Government Securities
2020	105	$13.03	-	$13.03	$1,370	2.52%	0.00 - 0.00%	6.27	-	6.27%
2019	101	12.27	-	12.27	1,236	2.56	0.00 - 0.00	6.07	-	6.07
2018	103	11.56	-	11.56	1,193	2.23	0.00 - 0.00	0.56	-	0.56
2017	111	11.50	-	11.50	1,278	2.02	0.00 - 0.00	1.96	-	1.96
2016	107	11.28	-	11.28	1,207	2.19	0.00 - 0.00	1.23	-	1.23
	Invesco V.I. Growth and Income Fund Series I
2020	151	24.00	-	47.24	6,545	2.37	0.00 - 0.00	2.09	-	2.09
2019	144	23.51	-	46.27	6,135	1.87	0.00 - 0.00	25.19	-	25.19
2018	148	18.78	-	36.96	5,002	2.06	0.00 - 0.00	(13.38)	-	(13.38)
2017	149	21.68	-	42.67	5,838	1.51	0.00 - 0.00	14.32	-	14.32
2016	150	18.96	-	37.32	5,198	1.09	0.00 - 0.00	19.69	-	19.69
	Invesco V.I. Growth and Income Fund Series II
2020	149	30.82	-	35.13	4,993	2.03	0.00 - 0.70	1.14	-	1.85
2019	156	30.48	-	34.49	5,150	1.56	0.00 - 0.70	23.98	-	24.85
2018	162	24.58	-	27.63	4,275	1.77	0.00 - 0.70	(14.20)	-	(13.59)
2017	175	28.65	-	31.97	5,364	1.25	0.00 - 0.70	13.24	-	14.04
2016	201	25.30	-	28.04	5,432	0.84	0.00 - 0.70	18.60	-	19.43
	Invesco V.I. High Yield
2020	25	15.95	-	15.95	396	6.15	0.00 - 0.00	3.32	-	3.32
2019	24	15.44	-	15.44	378	5.77	0.00 - 0.00	13.51	-	13.51
2018	27	13.60	-	13.60	366	5.04	0.00 - 0.00	(3.35)	-	(3.35)
2017	28	14.07	-	14.07	392	4.03	0.00 - 0.00	6.30	-	6.30
2016	29	13.24	-	13.24	380	4.15	0.00 - 0.00	11.21	-	11.21
	Invesco V.I. Mid Cap Core Equity
2020	85	32.32	-	32.32	2,746	0.75	0.00 - 0.00	9.25	-	9.25
2019	85	29.58	-	29.58	2,517	0.50	0.00 - 0.00	25.28	-	25.28
2018	89	23.61	-	23.61	2,112	0.52	0.00 - 0.00	(11.35)	-	(11.35)
2017	91	26.63	-	26.63	2,435	0.53	0.00 - 0.00	14.92	-	14.92
2016	94	23.18	-	23.18	2,167	0.08	0.00 - 0.00	13.43	-	13.43
	Invesco V.I. Mid Cap Growth Fund Series II (On April 30 2020 Invesco V.I. Mid Cap Growth Fund Series II merged into Invesco Oppenheimer VI Discovery Mid Cap Growth Fund Series II)
2020	—	32.17	-	35.98	—	—	0.00 - 0.70	(5.60)	-	(5.38)
2019	122	34.08	-	38.03	4,547	—	0.00 - 0.70	33.07	-	34.00
2018	133	25.61	-	28.38	3,706	—	0.00 - 0.70	(6.53)	-	(5.87)
2017	143	27.40	-	30.15	4,232	—	0.00 - 0.70	21.29	-	22.14
2016	149	22.59	-	24.69	3,598	—	0.00 - 0.70	(0.13)	-	0.57
	Invesco V.I. Value Opportunity
2020	269	20.40	-	22.93	6,110	0.41	0.00 - 0.70	4.72	-	5.46
2019	257	19.48	-	21.74	5,546	0.24	0.00 - 0.70	29.70	-	30.61
2018	272	15.02	-	16.65	4,504	0.31	0.00 - 0.70	(19.74)	-	(19.18)
2017	326	18.72	-	20.60	6,667	0.39	0.00 - 0.70	16.62	-	17.44
2016	336	16.05	-	17.54	5,855	0.39	0.00 - 0.70	17.51	-	18.34

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Janus Henderson Balanced Portfolio Institutional Shares
2020	619	$30.11	-	$105.76	$42,068	1.81%	0.00 - 0.70%	13.51	-	14.31%
2019	638	26.34	-	93.17	38,483	1.91	0.00 - 0.70	21.73	-	22.59
2018	682	21.48	-	76.53	33,963	2.15	0.00 - 0.70	(0.02)	-	0.68
2017	720	21.34	-	76.55	35,631	1.60	0.00 - 0.70	17.61	-	18.43
2016	750	18.02	-	65.09	31,795	2.16	0.00 - 0.70	3.87	-	4.60
	Janus Henderson Balanced Portfolio Service Shares
2020	194	48.75	-	48.75	9,478	1.52	0.00 - 0.00	14.03	-	14.03
2019	192	42.75	-	42.75	8,227	1.66	0.00 - 0.00	22.27	-	22.27
2018	194	34.96	-	34.96	6,778	1.78	0.00 - 0.00	0.43	-	0.43
2017	202	34.81	-	34.81	7,022	1.37	0.00 - 0.00	18.13	-	18.13
2016	216	29.47	-	29.47	6,377	1.91	0.00 - 0.00	4.32	-	4.32
	Janus Henderson Enterprise Portfolio Institutional Shares
2020	580	41.87	-	145.55	59,501	0.07	0.00 - 0.70	18.64	-	19.47
2019	619	35.04	-	122.68	53,311	0.20	0.00 - 0.70	34.54	-	35.48
2018	664	25.87	-	91.18	42,391	0.24	0.00 - 0.70	(1.11)	-	(0.41)
2017	723	25.97	-	92.21	46,529	0.26	0.00 - 0.70	26.53	-	27.42
2016	774	20.38	-	72.87	39,541	0.80	0.00 - 0.70	11.58	-	12.36
	Janus Henderson Flexible Bond Portfolio Institutional Shares
2020	198	19.50	-	43.25	6,599	2.87	0.00 - 0.70	9.71	-	10.48
2019	199	17.65	-	39.42	6,072	3.32	0.00 - 0.70	8.81	-	9.57
2018	209	16.11	-	36.23	5,834	3.14	0.00 - 0.70	(1.70)	-	(1.00)
2017	214	16.27	-	36.85	6,077	2.94	0.00 - 0.70	2.90	-	3.62
2016	220	15.70	-	35.81	6,061	2.67	0.00 - 0.70	1.75	-	2.46
	Janus Henderson Forty Portfolio Institutional Shares
2020	184	40.99	-	72.68	12,106	0.27	0.00 - 0.70	38.43	-	39.40
2019	196	29.41	-	52.51	9,300	0.15	0.00 - 0.70	36.20	-	37.16
2018	198	21.44	-	38.55	6,869	—	0.00 - 0.70	1.27	-	1.98
2017	195	21.02	-	38.07	6,678	—	0.00 - 0.70	29.41	-	30.31
2016	191	16.13	-	29.42	5,179	0.81	0.00 - 0.70	1.48	-	2.20
	Janus Henderson Global Research Portfolio Institutional Shares
2020	776	35.35	-	68.75	35,026	0.73	0.00 - 0.70	19.22	-	20.06
2019	808	29.44	-	57.66	30,595	1.00	0.00 - 0.70	28.14	-	29.04
2018	854	22.82	-	45.00	25,261	1.13	0.00 - 0.70	(7.52)	-	(6.87)
2017	904	24.50	-	48.66	28,710	0.83	0.00 - 0.70	26.14	-	27.03
2016	959	19.29	-	38.57	24,098	1.06	0.00 - 0.70	1.36	-	2.07
	Janus Henderson Global Research Portfolio Service Shares
2020	36	42.75	-	42.75	1,559	0.57	0.00 - 0.00	19.76	-	19.76
2019	35	35.69	-	35.69	1,241	0.86	0.00 - 0.00	28.71	-	28.71
2018	36	27.73	-	27.73	997	1.01	0.00 - 0.00	(7.08)	-	(7.08)
2017	35	29.84	-	29.84	1,043	0.70	0.00 - 0.00	26.68	-	26.68
2016	36	23.56	-	23.56	853	0.93	0.00 - 0.00	1.82	-	1.82

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Janus Henderson Global Technology Portfolio Institutional Shares
2020	26	$73.50	-	$73.50	$1,898	—%	0.00 - 0.00%	51.20	-	51.20%
2019	25	48.62	-	48.62	1,222	—	0.00 - 0.00	45.17	-	45.17
2018	29	33.49	-	33.49	968	—	0.00 - 0.00	1.19	-	1.19
2017	29	33.09	-	33.09	973	—	0.00 - 0.00	45.09	-	45.09
2016	24	22.81	-	22.81	546	0.20	0.00 - 0.00	14.21	-	14.21
	Janus Henderson Mid Cap Value Portfolio Institutional Shares
2020	32	23.85	-	23.85	756	1.25	0.00 - 0.00	(0.92)	-	(0.92)
2019	29	24.07	-	24.07	705	1.19	0.00 - 0.00	30.35	-	30.35
2018	28	18.47	-	18.47	519	1.07	0.00 - 0.00	(13.63)	-	(13.63)
2017	27	21.38	-	21.38	582	0.79	0.00 - 0.00	13.94	-	13.94
2016	25	18.77	-	18.77	471	1.01	0.00 - 0.00	19.03	-	19.03
	Janus Henderson Mid Cap Value Portfolio Service Shares
2020	133	36.19	-	36.19	4,800	1.08	0.00 - 0.00	(1.21)	-	(1.21)
2019	130	36.64	-	36.64	4,777	1.04	0.00 - 0.00	30.05	-	30.05
2018	135	28.17	-	28.17	3,791	0.90	0.00 - 0.00	(13.82)	-	(13.82)
2017	138	32.69	-	32.69	4,505	0.64	0.00 - 0.00	13.63	-	13.63
2016	140	28.77	-	28.77	4,017	0.89	0.00 - 0.00	18.76	-	18.76
	Janus Henderson Overseas Portfolio Institutional Shares
2020	112	11.54	-	11.54	1,292	1.38	0.00 - 0.00	16.30	-	16.30
2019	114	9.92	-	9.92	1,131	1.93	0.00 - 0.00	27.02	-	27.02
2018	118	7.81	-	7.81	921	1.77	0.00 - 0.00	(14.94)	-	(14.94)
2017	116	9.18	-	9.18	1,063	1.69	0.00 - 0.00	31.12	-	31.12
2016	114	7.01	-	7.01	795	4.79	0.00 - 0.00	(6.45)	-	(6.45)
	Janus Henderson Overseas Portfolio Service Shares
2020	514	10.35	-	11.25	5,744	1.22	0.00 - 0.70	15.21	-	16.02
2019	543	8.99	-	9.70	5,235	1.84	0.00 - 0.70	25.82	-	26.71
2018	573	7.14	-	7.66	4,360	1.67	0.00 - 0.70	(15.73)	-	(15.14)
2017	594	8.48	-	9.02	5,317	1.66	0.00 - 0.70	29.89	-	30.80
2016	587	6.53	-	6.90	4,030	4.94	0.00 - 0.70	(7.36)	-	(6.71)
	Janus Henderson Research Portfolio Institutional Shares
2020	672	55.20	-	98.42	46,615	0.41	0.00 - 0.70	32.03	-	32.95
2019	723	41.52	-	74.55	37,832	0.46	0.00 - 0.70	34.58	-	35.52
2018	769	30.64	-	55.39	29,759	0.55	0.00 - 0.70	(3.26)	-	(2.58)
2017	828	31.45	-	57.26	32,993	0.40	0.00 - 0.70	26.99	-	27.88
2016	886	24.59	-	45.09	27,668	0.53	0.00 - 0.70	(0.20)	-	0.50
	Lazard Retirement Emerging Markets Equity Portfolio
2020	23	60.90	-	60.90	1,380	2.71	0.00 - 0.00	(1.27)	-	(1.27)
2019	22	61.68	-	61.68	1,386	0.90	0.00 - 0.00	18.14	-	18.14
2018	24	52.21	-	52.21	1,248	1.87	0.00 - 0.00	(18.56)	-	(18.56)
2017	24	64.10	-	64.10	1,566	1.79	0.00 - 0.00	27.82	-	27.82
2016	26	50.15	-	50.15	1,286	1.06	0.00 - 0.00	20.78	-	20.78

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Legg Mason ClearBridge Variable Large Cap Value Portfolio Class I
2020	130	$31.80	-	$35.73	$4,593	1.51%	0.00 - 0.70%	4.51	-	5.25%
2019	131	30.43	-	33.95	4,388	1.78	0.00 - 0.70	27.98	-	28.88
2018	113	23.77	-	26.34	2,945	1.53	0.00 - 0.70	(9.51)	-	(8.87)
2017	145	26.27	-	28.91	4,134	1.40	0.00 - 0.70	14.04	-	14.84
2016	146	23.04	-	25.17	3,625	1.62	0.00 - 0.70	12.21	-	13.00
	Legg Mason Western Assets Variable Global High Yield Bond Portfolio Class I
2020	87	27.66	-	27.66	2,402	4.04	0.00 - 0.00	7.32	-	7.32
2019	98	25.78	-	25.78	2,527	5.40	0.00 - 0.00	14.39	-	14.39
2018	98	22.53	-	22.53	2,200	5.20	0.00 - 0.00	(3.92)	-	(3.92)
2017	101	23.45	-	23.45	2,360	5.38	0.00 - 0.00	8.65	-	8.65
2016	102	21.59	-	21.59	2,199	6.40	0.00 - 0.00	15.60	-	15.60
	MFS® High Yield Portfolio Initial Class
2020	96	14.54	-	14.54	1,403	5.56	0.00 - 0.00	5.09	-	5.09
2019	94	13.84	-	13.84	1,299	5.69	0.00 - 0.00	14.81	-	14.81
2018	90	12.06	-	12.06	1,085	5.63	0.00 - 0.00	(3.08)	-	(3.08)
2017	89	12.44	-	12.44	1,112	6.53	0.00 - 0.00	6.69	-	6.69
2016	88	11.66	-	11.66	1,029	6.77	0.00 - 0.00	13.82	-	13.82
	MFS® Investors Trust Series Initial Class
2020	137	44.38	-	44.38	6,071	0.64	0.00 - 0.00	13.87	-	13.87
2019	146	38.97	-	38.97	5,693	0.68	0.00 - 0.00	31.58	-	31.58
2018	157	29.62	-	29.62	4,637	0.61	0.00 - 0.00	(5.49)	-	(5.49)
2017	188	31.34	-	31.34	5,900	0.73	0.00 - 0.00	23.35	-	23.35
2016	201	25.41	-	25.41	5,100	0.86	0.00 - 0.00	8.59	-	8.59
	MFS® Mass Investors Growth Stock Portfolio Initial Class
2020	73	23.22	-	23.22	1,690	0.46	0.00 - 0.00	22.53	-	22.53
2019	76	18.95	-	18.95	1,448	0.59	0.00 - 0.00	39.95	-	39.95
2018	78	13.54	-	13.54	1,057	0.58	0.00 - 0.00	0.81	-	0.81
2017	80	13.43	-	13.43	1,071	0.65	0.00 - 0.00	28.42	-	28.42
2016	88	10.46	-	10.46	918	0.58	0.00 - 0.00	6.08	-	6.08
	MFS® New Discovery Series Initial Class
2020	144	116.49	-	116.49	16,758	—	0.00 - 0.00	45.89	-	45.89
2019	154	79.85	-	79.85	12,333	—	0.00 - 0.00	41.70	-	41.70
2018	168	56.35	-	56.35	9,483	—	0.00 - 0.00	(1.48)	-	(1.48)
2017	183	57.20	-	57.20	10,458	—	0.00 - 0.00	26.65	-	26.65
2016	197	45.16	-	45.16	8,907	—	0.00 - 0.00	9.05	-	9.05
	MFS® Total Return Series Initial Class
2020	318	42.34	-	42.34	13,470	2.31	0.00 - 0.00	9.81	-	9.81
2019	324	38.56	-	38.56	12,501	2.36	0.00 - 0.00	20.38	-	20.38
2018	344	32.03	-	32.03	11,014	2.20	0.00 - 0.00	(5.61)	-	(5.61)
2017	359	33.93	-	33.93	12,181	2.34	0.00 - 0.00	12.30	-	12.30
2016	379	30.22	-	30.22	11,456	2.84	0.00 - 0.00	9.09	-	9.09

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	MFS® Utilities Series Initial Class
2020	39	$81.24	-	$81.24	$3,150	2.49%	0.00 - 0.00%	5.90	-	5.90%
2019	40	76.72	-	76.72	3,065	3.97	0.00 - 0.00	25.07	-	25.07
2018	43	61.34	-	61.34	2,639	1.11	0.00 - 0.00	1.06	-	1.06
2017	45	60.70	-	60.70	2,740	4.37	0.00 - 0.00	14.83	-	14.83
2016	50	52.86	-	52.86	2,669	4.16	0.00 - 0.00	11.47	-	11.47
	MFS® Value Series Initial Class
2020	61	40.71	-	40.71	2,500	1.59	0.00 - 0.00	3.48	-	3.48
2019	60	39.34	-	39.34	2,376	2.15	0.00 - 0.00	29.80	-	29.80
2018	64	30.31	-	30.31	1,942	1.55	0.00 - 0.00	(10.09)	-	(10.09)
2017	65	33.71	-	33.71	2,185	1.84	0.00 - 0.00	17.65	-	17.65
2016	77	28.65	-	28.65	2,195	2.12	0.00 - 0.00	14.09	-	14.09
	MFS® VIT Growth Series Initial Class
2020	180	72.82	-	72.82	13,141	—	0.00 - 0.00	31.86	-	31.86
2019	194	55.23	-	55.23	10,738	—	0.00 - 0.00	38.15	-	38.15
2018	216	39.98	-	39.98	8,649	0.09	0.00 - 0.00	2.67	-	2.67
2017	238	38.94	-	38.94	9,280	0.10	0.00 - 0.00	31.40	-	31.40
2016	260	29.63	-	29.63	7,716	0.04	0.00 - 0.00	2.44	-	2.44
	MFS® VIT New Discovery Series Service Class
2020	20	58.57	-	58.57	1,159	—	0.70 - 0.70	44.57	-	44.57
2019	22	40.51	-	40.51	906	—	0.70 - 0.70	40.29	-	40.29
2018	24	28.88	-	28.88	686	—	0.70 - 0.70	(2.41)	-	(2.41)
2017	24	29.59	-	29.59	705	—	0.70 - 0.70	25.45	-	25.45
2016	27	23.59	-	23.59	629	—	0.70 - 0.70	8.04	-	8.04
	MFS® VIT Research Series Initial Class
2020	107	50.15	-	50.15	5,372	0.72	0.00 - 0.00	16.59	-	16.59
2019	112	43.01	-	43.01	4,824	0.79	0.00 - 0.00	32.95	-	32.95
2018	116	32.35	-	32.35	3,744	0.70	0.00 - 0.00	(4.37)	-	(4.37)
2017	119	33.83	-	33.83	4,024	1.34	0.00 - 0.00	23.37	-	23.37
2016	125	27.42	-	27.42	3,440	0.80	0.00 - 0.00	8.74	-	8.74
	Morgan Stanley VIF Emerging Markets Equity Portfolio Class I
2020	47	12.56	-	12.56	586	1.38	0.00 - 0.00	14.44	-	14.44
2019	46	10.98	-	10.98	501	1.00	0.00 - 0.00	19.59	-	19.59
2018	49	9.18	-	9.18	450	0.46	0.00 - 0.00	(17.47)	-	(17.47)
2017	45	11.12	-	11.12	500	0.73	0.00 - 0.00	35.06	-	35.06
2016	43	8.23	-	8.23	352	0.51	0.00 - 0.00	6.74	-	6.74
	Morgan Stanley VIF Growth Portfolio Class I
2020	73	90.80	-	125.24	9,512	—	0.00 - 0.70	115.80	-	117.31
2019	78	41.79	-	58.04	4,706	—	0.00 - 0.70	30.89	-	31.81
2018	83	31.70	-	44.34	3,829	—	0.00 - 0.70	6.79	-	7.54
2017	85	29.48	-	41.52	3,659	—	0.00 - 0.70	42.15	-	43.15
2016	87	20.59	-	29.21	2,660	—	0.00 - 0.70	(2.32)	-	(1.64)

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	Morgan Stanley VIF U.S. Real Estate Portfolio Class I
2020	127	$44.33	-	$44.33	$5,614	2.82%	0.00 - 0.00%	(16.85)	-	(16.85)%
2019	124	53.32	-	53.32	6,588	1.87	0.00 - 0.00	18.94	-	18.94
2018	127	44.83	-	44.83	5,696	2.76	0.00 - 0.00	(7.71)	-	(7.71)
2017	133	48.57	-	48.57	6,439	1.47	0.00 - 0.00	3.11	-	3.11
2016	138	47.11	-	47.11	6,518	1.33	0.00 - 0.00	6.81	-	6.81
	Morningstar Aggressive Growth ETF Asset Allocation Portfolio Class I
2020	517	20.93	-	29.87	11,157	2.14	0.00 - 0.70	9.57	-	10.34
2019	504	18.97	-	27.26	9,855	1.81	0.00 - 0.70	21.59	-	22.44
2018	508	15.49	-	22.42	8,142	1.59	0.00 - 0.70	(9.81)	-	(9.17)
2017	506	17.05	-	24.86	9,032	1.51	0.00 - 0.70	19.34	-	20.17
2016	460	14.19	-	20.83	6,822	1.66	0.00 - 0.70	10.67	-	11.45
	Morningstar Balanced ETF Asset Allocation Portfolio Class I
2020	576	19.33	-	23.49	11,642	2.33	0.00 - 0.70	8.65	-	9.41
2019	618	17.67	-	21.62	11,590	2.25	0.00 - 0.70	15.75	-	16.57
2018	667	15.16	-	18.68	10,972	2.12	0.00 - 0.70	(6.68)	-	(6.02)
2017	685	16.13	-	20.02	12,160	1.93	0.00 - 0.70	12.86	-	13.65
2016	677	14.19	-	17.73	10,784	2.02	0.00 - 0.70	7.93	-	8.69
	Morningstar Conservative ETF Asset Allocation Portfolio Class I
2020	87	15.78	-	15.84	1,426	1.92	0.00 - 0.70	6.05	-	6.80
2019	86	14.83	-	14.88	1,313	2.29	0.00 - 0.70	8.98	-	9.75
2018	89	13.51	-	13.66	1,246	2.45	0.00 - 0.70	(2.77)	-	(2.09)
2017	80	13.80	-	14.05	1,132	2.14	0.00 - 0.70	5.71	-	6.45
2016	72	12.97	-	13.29	966	1.97	0.00 - 0.70	4.15	-	4.88
	Morningstar Growth ETF Asset Allocation Portfolio Class I
2020	981	20.54	-	27.55	21,055	2.33	0.00 - 0.70	9.49	-	10.26
2019	984	18.63	-	25.16	19,212	2.05	0.00 - 0.70	19.30	-	20.14
2018	984	15.51	-	21.09	16,074	1.89	0.00 - 0.70	(8.50)	-	(7.85)
2017	976	16.83	-	23.05	17,530	1.63	0.00 - 0.70	16.86	-	17.68
2016	925	14.30	-	19.72	14,198	1.80	0.00 - 0.70	9.12	-	9.88
	Morningstar Income and Growth ETF Asset Allocation Portfolio Class I
2020	149	17.63	-	19.34	2,739	2.49	0.00 - 0.70	7.97	-	8.73
2019	157	16.22	-	17.91	2,656	2.49	0.00 - 0.70	12.40	-	13.19
2018	155	14.33	-	15.93	2,339	2.55	0.00 - 0.70	(4.67)	-	(3.99)
2017	148	14.92	-	16.71	2,329	2.19	0.00 - 0.70	9.35	-	10.12
2016	139	13.55	-	15.28	2,003	2.14	0.00 - 0.70	5.99	-	6.73
	PIMCO VIT Int. Bond U.S. Dollar-Hedged Admin. Shares
2020	124	23.04	-	26.25	3,194	5.91	0.00 - 0.70	4.82	-	5.56
2019	128	21.98	-	24.87	3,129	1.76	0.00 - 0.70	6.26	-	7.01
2018	136	20.68	-	23.24	3,083	1.31	0.00 - 0.70	1.41	-	2.12
2017	143	20.39	-	22.76	3,188	4.72	0.00 - 0.70	2.05	-	2.76
2016	150	19.99	-	22.15	3,242	1.43	0.00 - 0.70	5.74	-	6.48

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	PIMCO VIT Real Return Portfolio Admin. Shares
2020	194	$20.97	-	$20.97	$4,064	1.42%	0.00 - 0.00%	11.71	-	11.71%
2019	196	18.77	-	18.77	3,677	1.67	0.00 - 0.00	8.44	-	8.44
2018	195	17.31	-	17.31	3,375	2.47	0.00 - 0.00	(2.20)	-	(2.20)
2017	194	17.70	-	17.70	3,440	2.36	0.00 - 0.00	3.66	-	3.66
2016	195	17.08	-	17.08	3,338	2.26	0.00 - 0.00	5.20	-	5.20
	PIMCO VIT Total Return Portfolio Admin. Shares
2020	593	22.65	-	25.81	15,022	2.12	0.00 - 0.70	7.89	-	8.65
2019	599	20.99	-	23.76	13,978	3.01	0.00 - 0.70	7.60	-	8.36
2018	616	19.51	-	21.93	13,283	2.54	0.00 - 0.70	(1.23)	-	(0.53)
2017	656	19.75	-	22.04	14,223	2.02	0.00 - 0.70	4.19	-	4.92
2016	676	18.96	-	21.01	13,956	2.10	0.00 - 0.70	1.97	-	2.68
	Putnam VT High Yield Fund Class IA
2020	32	36.94	-	36.94	1,170	5.75	0.00 - 0.00	5.50	-	5.50
2019	32	35.02	-	35.02	1,110	6.04	0.00 - 0.00	14.55	-	14.55
2018	33	30.57	-	30.57	1,007	5.95	0.00 - 0.00	(3.59)	-	(3.59)
2017	35	31.71	-	31.71	1,109	6.02	0.00 - 0.00	7.22	-	7.22
2016	37	29.57	-	29.57	1,085	6.04	0.00 - 0.00	15.66	-	15.66
	Putnam VT International Value Fund Class IA
2020	22	31.70	-	31.70	697	2.65	0.00 - 0.00	4.23	-	4.23
2019	24	30.41	-	30.41	725	3.22	0.00 - 0.00	20.44	-	20.44
2018	30	25.25	-	25.25	758	2.21	0.00 - 0.00	(17.38)	-	(17.38)
2017	31	30.56	-	30.56	943	1.85	0.00 - 0.00	25.06	-	25.06
2016	37	24.44	-	24.44	897	2.72	0.00 - 0.00	1.28	-	1.28
	Putnam VT International Value Fund Class IB
2020	110	20.24	-	23.07	2,462	2.47	0.00 - 0.70	3.22	-	3.94
2019	108	19.61	-	22.20	2,326	2.72	0.00 - 0.70	19.38	-	20.22
2018	119	16.43	-	18.46	2,139	2.01	0.00 - 0.70	(18.19)	-	(17.61)
2017	119	20.08	-	22.41	2,599	1.53	0.00 - 0.70	23.83	-	24.69
2016	129	16.22	-	17.97	2,258	2.44	0.00 - 0.70	0.40	-	1.11
	T. Rowe Price Blue Chip Growth Portfolio I
2020	123	68.12	-	68.12	8,365	—	0.00 - 0.00	34.28	-	34.28
2019	127	50.73	-	50.73	6,438	—	0.00 - 0.00	29.89	-	29.89
2018	132	39.06	-	39.06	5,157	—	0.00 - 0.00	1.92	-	1.92
2017	141	38.32	-	38.32	5,413	—	0.00 - 0.00	36.17	-	36.17
2016	154	28.14	-	28.14	4,322	—	0.00 - 0.00	0.78	-	0.78
	T. Rowe Price Equity Income Portfolio I
2020	610	45.96	-	45.96	28,031	2.35	0.00 - 0.00	1.18	-	1.18
2019	619	45.42	-	45.42	28,137	2.32	0.00 - 0.00	26.40	-	26.40
2018	666	35.93	-	35.93	23,922	2.01	0.00 - 0.00	(9.50)	-	(9.50)
2017	703	39.71	-	39.71	27,922	1.72	0.00 - 0.00	16.02	-	16.02
2016	744	34.22	-	34.22	25,455	2.27	0.00 - 0.00	19.17	-	19.17

LINCOLN BENEFIT LIFE VARIABLE LIFE ACCOUNT
NOTES TO FINANCIAL STATEMENTS

	At December 31,					For the year ended December 31,
		Accumulation Unit Value					Expense Ratio	Total Return
	Accumulation Units (000s)	Lowest to Highest			Net Assets (000s)	Investment Income Ratio*	Lowest to Highest**	Lowest to Highest***

	T. Rowe Price International Stock I
2020	157	$29.54	-	$29.54	$4,645	0.59%	0.00 - 0.00%	14.45	-	14.45%
2019	164	25.81	-	25.81	4,234	2.37	0.00 - 0.00	27.77	-	27.77
2018	170	20.20	-	20.20	3,441	1.33	0.00 - 0.00	(14.20)	-	(14.20)
2017	198	23.55	-	23.55	4,653	1.18	0.00 - 0.00	27.88	-	27.88
2016	194	18.41	-	18.41	3,579	1.07	0.00 - 0.00	2.13	-	2.13
	T. Rowe Price Mid-Cap Growth I
2020	127	124.08	-	124.08	15,704	—	0.00 - 0.00	23.80	-	23.80
2019	135	100.22	-	100.22	13,514	0.14	0.00 - 0.00	31.29	-	31.29
2018	136	76.33	-	76.33	10,415	—	0.00 - 0.00	(2.03)	-	(2.03)
2017	176	77.92	-	77.92	13,733	—	0.00 - 0.00	24.77	-	24.77
2016	194	62.45	-	62.45	12,088	—	0.00 - 0.00	6.26	-	6.26
	T. Rowe Price New America Growth I
2020	68	74.91	-	74.91	5,085	—	0.00 - 0.00	44.37	-	44.37
2019	71	51.89	-	51.89	3,679	0.42	0.00 - 0.00	34.93	-	34.93
2018	73	38.45	-	38.45	2,794	0.15	0.00 - 0.00	1.16	-	1.16
2017	86	38.01	-	38.01	3,255	0.11	0.00 - 0.00	34.43	-	34.43
2016	92	28.28	-	28.28	2,614	0.04	0.00 - 0.00	1.31	-	1.31
	VanEck VIP Emerging Markets Fund Initial Class
2020	110	50.36	-	50.36	5,546	2.07	0.00 - 0.00	17.25	-	17.25
2019	119	42.95	-	42.95	5,123	0.46	0.00 - 0.00	30.60	-	30.60
2018	129	32.89	-	32.89	4,231	0.29	0.00 - 0.00	(23.49)	-	(23.49)
2017	129	42.98	-	42.98	5,538	0.43	0.00 - 0.00	51.03	-	51.03
2016	139	28.46	-	28.46	3,942	0.47	0.00 - 0.00	0.10	-	0.10
	VanEck VIP Global Hard Assets Fund Initial Class
2020	141	26.38	-	26.38	3,729	0.96	0.00 - 0.00	19.11	-	19.11
2019	137	22.15	-	22.15	3,034	—	0.00 - 0.00	11.87	-	11.87
2018	126	19.80	-	19.80	2,491	—	0.00 - 0.00	(28.28)	-	(28.28)
2017	120	27.61	-	27.61	3,319	—	0.00 - 0.00	(1.70)	-	(1.70)
2016	119	28.08	-	28.08	3,354	0.39	0.00 - 0.00	43.71	-	43.71
	Wells Fargo VT Discovery Fund
2020	126	84.44	-	84.44	10,659	—	0.00 - 0.00	62.65	-	62.65
2019	135	51.91	-	51.91	7,006	—	0.00 - 0.00	39.02	-	39.02
2018	148	37.34	-	37.34	5,508	—	0.00 - 0.00	(7.06)	-	(7.06)
2017	159	40.18	-	40.18	6,391	—	0.00 - 0.00	29.13	-	29.13
2016	174	31.12	-	31.12	5,423	—	0.00 - 0.00	7.65	-	7.65
	Wells Fargo VT Opportunity Fund
2020	221	44.50	-	44.50	9,814	0.44	0.00 - 0.00	21.00	-	21.00
2019	233	36.77	-	36.77	8,550	0.28	0.00 - 0.00	31.46	-	31.46
2018	240	27.97	-	27.97	6,722	0.19	0.00 - 0.00	(7.15)	-	(7.15)
2017	268	30.12	-	30.12	8,067	0.67	0.00 - 0.00	20.44	-	20.44
2016	285	25.01	-	25.01	7,131	1.97	0.00 - 0.00	12.23	-	12.23

Lincoln Benefit Life Company

(A Wholly-Owned subsidiary of LBL HoldCo II, Inc.)

Financial Statements as of December 31, 2020 and December 31, 2019 and for the years ended December 31, 2020, 2019 and 2018 and Reports of Independent Registered Public Accounting Firms

Lincoln Benefit Life Company

(A Wholly-Owned subsidiary of LBL HoldCo II, Inc.)

Index

December 31, 2020

Page(s)

REPORTS OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRMS	2

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS	6

STATUTORY STATEMENTS OF OPERATIONS	7

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS	8

STATUTORY STATEMENTS OF CASH FLOWS	9

NOTES TO STATUTORY STATEMENTS	10

1

Report of Independent Auditors

The Board of Directors

Lincoln Benefit Life Company

We have audited the accompanying statutory-basis financial statements of Lincoln Benefit Life Company (the Company), which comprise the statutory statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2020, and the related statutory statements of operations, statutory statements of changes in capital stock and surplus and statutory statements of cash flow for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Nebraska Department of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the statutory-basis financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Nebraska Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The effects on the financial statements of the variances between these statutory accounting practices and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020, or the results of its operations or its cash flows for the year then ended.

2

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020, and the results of its operations and its cash flows for the year then ended, on the basis of accounting described in Note 1.

April 15, 2021

3

INDEPENDENT AUDITORS’ REPORT

To the Shareholders and Board of Directors of

Lincoln Benefit Life Company

Rosemont, Illinois

We have audited the accompanying statutory financial statements of Lincoln Benefit Life Company (the “Company”), a wholly-owned subsidiary of LBL HoldCo II, Inc., which comprise the statutory statement of admitted assets, liabilities and capital stock and surplus as of December 31, 2019, and the related statutory statements of operations, changes in capital stock and surplus, and cash flows for the years ended December 31, 2019 and 2018, and the related notes to the statutory financial statements (collectively referred to as the “statutory financial statements”).

Management’s Responsibility for the Statutory Financial Statements

Management is responsible for the preparation and fair presentation of these statutory financial statements in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory financial statements, the statutory financial statements are prepared by Lincoln Benefit Life Company using the accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of Nebraska.

The effects on the statutory financial statements of the variances between the statutory basis of accounting described in Note 1 to the statutory financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

4

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Lincoln Benefit Life Company as of December 31, 2019, or the results of its operations or its cash flows for the years ended December 31, 2019 and 2018.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of Lincoln Benefit Life Company as of December 31, 2019, and the results of its operations and its cash flows for the years ended December 31, 2019 and 2018 in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska as described in Note 1 to the statutory financial statements.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

March 30, 2020

5

LINCOLN BENEFIT LIFE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS

DECEMBER 31, 2020 AND DECEMBER 31, 2019

($’S IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

	December 31, 2020	December 31, 2019
Admitted Assets
Bonds	$8,074,319	$6,361,622
Preferred stocks	122,120	14,800
Common stocks	46,472	8,479
Mortgage loans	721,238	721,831
Contract loans	35,744	33,622
Other investments	194,742	84,792
Receivables for securities	19	96
Cash, cash equivalents and short-term investments	562,782	250,810

Total Cash and Invested Assets	9,757,436	7,476,052
Due and accrued investment income	72,823	75,238
Current income tax recoverable	13,291	26,066
Net deferred tax asset	33,165	27,030
Deferred premium and other assets, net	83,371	103,990
Separate account assets	1,671,786	1,464,556

Total Admitted Assets	$11,631,872	$9,172,932

Liabilities, Capital Stock and Surplus
Reserves for policy benefits	5,278,258	4,357,355
Reinsurance payable	5,847	48,333
Interest maintenance reserve	76,439	35,675
Funds held under coinsurance	4,064,012	2,776,976
Other liabilities	119,248	137,427
Separate account liabilities	1,671,786	1,464,556

Total Liabilities	$11,215,589	$8,820,322

Capital Stock and Surplus
Common capital stock, $100 par value, 30,000 shares authorized and 25,000 shares outstanding	2,500	2,500
Gross paid in and contributed surplus	255,739	196,779
Unassigned funds	158,044	153,331

Total Capital Stock and Surplus	$416,283	$352,610

Total Liabilities, Capital Stock and Surplus	$11,631,872	$9,172,932

See Notes to the Statutory Financial Statements

6

LINCOLN BENEFIT LIFE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

($ IN THOUSANDS)

	2020	2019	2018
Revenue
Premiums, net of reinsurance	$277,662	$(913,357)	$80,113
Net investment income	425,548	382,333	402,362
Commissions and expense allowance	74,255	84,423	64,286
Reserve adjustments on reinsurance ceded	(77,318)	(686,158)	(174,884)
Other income	7,493	34,628	24,927

Total Revenue	707,640	(1,098,131)	396,804

Benefits and Expenses
Benefit payments to policyholders and beneficiaries	$414,931	$389,734	$702,649
Net change to policy benefit reserves	(5,119)	(1,707,830)	(484,565)
Net transfers from separate accounts	(45,228)	(63,167)	(60,276)
Commissions and operating expenses	320,328	270,576	218,553

Total benefits and expenses	684,912	(1,110,687)	376,361

Gain from operations before dividends and taxes	22,728	12,556	20,443
Policyholder dividends	30	31	34

Gain from operations before taxes	22,698	12,525	20,409
Income tax expense (benefit)	(24,822)	—	(4,090)

Net gain from operations	47,520	12,525	24,499
Net realized capital gains (losses)	(2,301)	21,624	11,224

Net Income	$45,219	$34,149	$35,723

See Notes to the Statutory Financial Statements

7

LINCOLN BENEFIT LIFE COMPANY

STATUTORY STATEMENT OF CHANGES IN CAPITAL STOCK AND SURPLUS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

($’S IN THOUSANDS, EXCEPT SHARE AND PER SHARE AMOUNTS)

			Additional		Total
			Paid-In	Unassigned	Capital Stock
	Common Capital Stock		Capital	Funds	and Surplus
Balance, December 31, 2017	25,000	$2,500	$171,003	$252,298	$425,801
Net income				35,723	35,723
Change in net unrealized capital gains (losses)	—	—	—	(50,622)	(50,622)
Change in net deferred income tax	—	—	—	12,913	12,913
Change in nonadmitted assets	—	—	—	(19,333)	(19,333)
Dividends to stockholder	—	—	—	(15,000)	(15,000)
Change in asset valuation reserve	—	—	—	6,488	6,488
Deferral of ceding commission	—	—	—	(16,040)	(16,040)

Balance, December 31, 2018	25,000	$2,500	$171,003	$206,427	$379,930
Change in paid-in capital	—	—	25,776	—	25,776
Net income	—	—	—	34,149	34,149
Change in net unrealized capital gains (losses)	—	—	—	(45,874)	(45,874)
Change in net deferred income tax	—	—	—	(5,802)	(5,802)
Change in nonadmitted assets	—	—	—	19,704	19,704
Dividends to stockholder	—	—	—	(40,000)	(40,000)
Change in liabilty for reinsurance in unauthorized and certified companies				(4,606)	(4,606)
Change in asset valuation reserve	—	—	—	5,397	5,397
Deferral of ceding commission	—	—	—	(16,064)	(16,064)

Balance, December 31, 2019	25,000	$2,500	$196,779	$153,331	$352,610

Change in paid-in capital	—	—	58,960	—	58,960
Net income	—	—	—	45,219	45,219
Change in net unrealized capital gains (losses)	—	—	—	(71,678)	(71,678)
Change in net deferred income tax	—	—	—	27,044	27,044
Change in nonadmitted assets	—	—	—	(35,296)	(35,296)
Change in liabilty for reinsurance in unauthorized and certified companies				1,077	1,077
Change in asset valuation reserve	—	—	—	(10,319)	(10,319)
Deferral of ceding commission	—	—	—	48,666	48,666

Balance, December 31, 2020	25,000	$2,500	$255,739	$158,044	$416,283

See Notes to the Statutory Financial Statements

8

LINCOLN BENEFIT LIFE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

($’S IN THOUSANDS)

	2020	2019	2018
Cash Flows from Operating Activities:
Premiums and other income received	$686,775	$35,727	$154,825
Investment income received	316,851	430,113	452,609
Benefit payments to policyholders and beneficiaries, including net transfers to separate accounts	(470,295)	(706,381)	(791,653)
Commissions, expenses and taxes paid	(249,078)	(200,532)	(228,066)

Net Cash (Used in) Provided by Operating Activities	284,253	(441,073)	(412,285)

Cash Flows from Investing Activities:
Proceeds from investments sold, matured, repaid or received
Bonds	$3,263,486	$1,176,624	$1,418,296
Mortgage loans	124,885	277,171	338,652
Other investments	23,217	48,813	14,348

Subtotal Proceeds from Investments	3,411,588	1,502,608	1,771,296
Cost of Investments Acquired:
Bonds	4,859,995	936,205	1,139,991
Stocks	227,274	51,519	50,110
Mortgage loans	124,568	141,078	147,702
Other investments	152,638	20,452	14,376

Subtotal Investments Acquired	5,364,475	1,149,254	1,352,179
Net Increase (Decrease) in Contract Loans	2,170	(7,694)	(4,824)

Net Cash (Used in) Provided by Investing Activities	(1,955,057)	361,048	423,941

Cash Flows from financing and Miscellaneous Sources:
Net inflows (outflows) on deposit-type contracts	$904,797	$80,479	$(41,070)
Dividend to stockholders	—	(40,000)	(15,000)
Funds held under coinsurance	965,642	67,847	84,048
Other cash provided (applied)	112,337	11,269	(22,572)

Net Cash (Used in) Provided by Financing and Miscellaneous Sources	1,982,776	119,595	5,406

Net Increase (Decrease) in Cash and Short-term Investments	311,972	39,570	17,062
Cash, Cash Equivalents and Short-term investments, Beginning of Year	$250,810	$211,240	$194,178

Cash, Cash Equivalents and Short-term Investments, End of Year	$562,782	$250,810	$211,240

Supplemental Disclosures of Cash Flow Information for Non-cash Transactions:
Change of intercompany note payable and receivable	$252,675	$(55,500)	$(118,000)
Bond exchanges and other non-cash exchanges	$—	$—	$5,375
Mortgage loan refinance	$—	$—	$45,712
Bonds, policy loans and other non-cash assets remitted to settle reinsurance premium	$321,394	$1,444,046	$—
Recapture of modified coinsurance	$—	$539,191	$—
IMR cession	$81,744	$33,277	$—

See Notes to the Statutory Financial Statements

9

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

1.	DESCRIPTION OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Lincoln Benefit Life Company (the “Company” or “Lincoln Benefit”) is a stock insurance company domiciled in the State of Nebraska. It is a wholly-owned subsidiary of LBL HoldCo II, Inc. (“HoldCo”), which in turn is a wholly-owned subsidiary of LBL HoldCo, Inc. (“Holdings”).

On December 31, 2019, Guaranty Income Life Insurance Company (“GILICO”), an Iowa-domiciled insurance company, completed the acquisition (the “Transaction”) of Holdings and its subsidiaries (including the Company). Prior to December 31, 2019, Holdings was a wholly-owned subsidiary of RL LP (formerly Resolution Life LP) and RL Parallel LP (formerly Resolution Life (Parallel) LP).

Lancaster Re Captive Insurance Company (“Lancaster Re”), a Nebraska domiciled captive insurance company, became a wholly-owned subsidiary of Lincoln Benefit on April 1, 2014.

The Company is authorized to sell life insurance and retirement products in all states except New York, as well as, in the District of Columbia, the U.S. Virgin Islands and Guam. Prior to July 18, 2013, the Company sold interest-sensitive, traditional and variable life insurance products through both exclusive agencies (“Allstate Sales channel”) and independent master brokerage agencies. Effective July 17, 2013, sales through the independent master brokerage agencies ceased. Sales through the Allstate Sales channel ceased in 2017.

Allstate Life Insurance Company (“ALIC”) continues to administer and reinsure all life insurance business written by Lincoln Benefit through the Allstate Sales channel, all immediate annuities written by Lincoln Benefit prior to April 1, 2014, certain term life policies written by Lincoln Benefit, and Lincoln Benefit’s variable annuity business.

BASIS OF PRESENTATION

The accompanying statutory financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the Nebraska Department of Insurance (“NE DOI” or the “Department”). The NE DOI requires insurance companies domiciled in the State of Nebraska to prepare their statutory financial statements in accordance with the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”). Prescribed statutory accounting practices include a variety of publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. There are no deviations from NAIC SAP in the Company’s statutory financial statements as presented for December 31, 2020, 2019 or 2018.

DIFFERENCES BETWEEN NAIC SAP AND U.S. GAAP

Accounting principles and procedures of the NAIC as prescribed or permitted by the Department comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“U.S. GAAP”). NAIC SAP differs from U.S. GAAP in several respects, which causes differences in reported assets, liabilities, stockholder’s equity (statutory capital and surplus), net income, and cash flows. The principal differences between NAIC SAP and U.S. GAAP include:

•

Investments in bonds are generally carried at amortized cost; under U.S. GAAP, investments in bonds, other than those classified as held-to-maturity, are carried at fair value. For bonds held as available-for-sale, changes in fair value are recorded in accumulated other comprehensive income.

10

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

•

The changes in the unrealized gains or losses on certain investments are recorded as increases or decreases in statutory surplus; under U.S. GAAP, such unrealized gains and losses are recorded as a component of comprehensive income.

•

Investments in insurance subsidiaries are generally carried on a statutory equity basis with equity in the earnings of subsidiaries reflected in unassigned surplus; under U.S. GAAP, subsidiaries are consolidated and results of operations are included in net income.

•

Minority ownership interests in partnerships are generally carried on an equity method basis with changes in equity reflected in unassigned surplus; under U.S. GAAP, minority ownership interests in partnerships are subject to lower thresholds and are generally carried at cost. Larger ownership interests are carried on an equity method basis with changes in equity reflected in net income. Controlling interests may be considered affiliated and require consolidation.

•

Derivative instruments used as economic hedges are recorded at fair value and the changes in fair value are recorded as unrealized gains and losses in statutory surplus. Under U.S. GAAP, these derivatives are recorded at fair value and changes in fair value are recorded in net income.

•

Embedded derivatives are carried consistently with the host instruments. Under U.S. GAAP, the embedded derivatives that are not clearly and closely related to the host are generally bifurcated and accounted for like any other freestanding derivative.

•

Interest Maintenance Reserve (“IMR”) represents the deferral of interest-related realized gains and losses, net of tax, on primarily fixed maturity investments which are amortized into income over the remaining life of the investment sold. No such reserve is required under U.S. GAAP.

•

Asset Valuation Reserve (“AVR”) represents a contingency reserve for credit related risk on most invested assets of the Company and is charged to statutory surplus. No such reserve is required under U.S. GAAP, but mortgage loans are recorded net of allowances for estimated uncollectible amounts.

•

Certain assets, principally prepaid expenses, agents’ balances, and certain deferred tax assets have been designated as nonadmitted assets and excluded from assets by a charge to statutory surplus. Under U.S. GAAP, such amounts are carried with an appropriate valuation allowance, when necessary.

•

Intangible assets such as present value of future profits and other adjustments, resulting from the Company’s acquisitions, are not recorded for statutory purposes. Intangible assets such as goodwill are recorded for statutory purposes with limitations and amortized. Under U.S. GAAP, the present value of future profits is recorded and amortized and goodwill is recorded at cost and tested for impairment using a fair value methodology at least annually.

•

A provision is established for unsecured reinsurance recoverable balances from unauthorized reinsurers. The change in this provision is credited or charged to unassigned statutory surplus. Under U.S. GAAP, a provision is established for uncollectible reinsurance balances with any changes to this provision reflected in earnings for the period.

•

Aggregate reserves for a majority of life insurance and fixed annuity contracts are based on statutory mortality and interest requirements without consideration for anticipated withdrawals. Variable annuity contracts are reserved for using a prescribed principles-based approach. Under U.S. GAAP reserves for term life and fixed annuities are based on the present value of future benefits less the present value of future net premiums based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. Reserves for universal life and deferred annuities are recognized by establishing a liability equal to the current account value of the policyholders’ contracts, with an additional reserve for certain guaranteed benefits.

11

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

•

Reserves are reported net of ceded reinsurance; under U.S. GAAP, reserves relating to business in which the ceding company is not legally relieved of its liability are reported gross with an offsetting reinsurance receivable.

•

Certain annuity contracts which do not pass through all investment gains to the contract holders are maintained in the separate accounts, whereas U.S. GAAP reports these contracts in the general account of the Company.

•

Policy acquisition costs are expensed as incurred; under U.S. GAAP, these costs are related to the successful acquisition of new and renewal insurance policies and investment contracts which are deferred and recognized over either the expected premium paying period or the expected gross profits.

•

The cumulative effect of changes in accounting principles are recorded as increases or decreases in statutory surplus; under U.S. GAAP, cumulative effects of changes in accounting principles generally affect equity and net income.

•

Premiums of universal life and deferred annuity contracts including policy charges are recorded as revenue when due. Under U.S. GAAP, policy charges are recorded as revenue when due, and the premiums are recorded as policyholder account balances.

•

Federal income taxes are provided for in the Company’s estimated current and deferred taxes. Income taxes incurred include current year estimates of Federal income taxes due or refundable, based on tax returns for the current year and all prior years to the extent not previously provided. Deferred taxes are provided for differences between the statutory financial statement basis and the tax basis of assets and liabilities. Changes in deferred tax assets (“DTAs”) and deferred tax liabilities (“DTLs”) are recognized as a separate component of gains and losses in statutory unassigned surplus, while under U.S. GAAP, these changes are included in income tax expense or benefit. Under U.S. GAAP and NAIC SAP, gross deferred tax assets are reduced by a valuation allowance if it is more likely than not that some portion or all of the assets will not be realized. The remaining adjusted gross deferred tax asset not meeting certain criteria outlined in Statement of Statutory Accounting Principle (“SSAP”) No. 101, “Income Taxes” (“SSAP No. 101”), are not admitted.

•

The Statutory Statements of Cash Flows differ in certain respects from the presentation required by U.S. GAAP, including the presentation of the changes in cash and short-term investments instead of cash and cash equivalents. Short-term investments include securities with maturities of one year or less at the time of acquisition. For statutory purposes, there is no reconciliation between net income and cash from operations.

•	NAIC SAP does not require the presentation of a Statement of Comprehensive Income; under U.S. GAAP such a statement is required.

The effects on the Company’s financial statements attributable to the differences between NAIC SAP and U.S. GAAP are unknown and are presumed to be material.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles prescribed or permitted by the State of Nebraska requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and

12

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

contracts, deferred income taxes, provision for income taxes and other-than-temporary impairments (“OTTI”) of investments.

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities and mortgage loans. These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation. The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-based financial statements:

INVESTMENTS

Cash, cash equivalents and short-term investments

Cash, cash equivalents and short-term investments are highly liquid securities. The Company’s cash equivalents primarily may include cash, commercial paper and certain money market investments which have an original term to maturity of less than three months. Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition. Cash equivalents and short-term investments are carried at estimated fair value or amortized cost, which approximates fair value.

Bonds

Investments in debt securities including bonds, mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are stated at amortized cost using the interest method. Where the NAIC rating has fallen to 6 and the fair value has fallen below amortized cost, they are stated at fair value. The ratings for certain residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) were determined by comparing the insurer’s carrying value divided by remaining par value to price ranges modeled by a third-party vendor chosen by the NAIC that correspond to each NAIC designation. Comparisons were initially made to the model based on amortized cost. Where the resulting rating was a NAIC 6 per the model, further comparison based on fair value was required which, in some cases, resulted in a higher final NAIC rating.

Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single-class and multi-class MBS and ABS are estimated by management using inputs obtained from third-party specialists and based on management’s knowledge of the current market. For prepayment-sensitive securities such as interest-only and principal-only strips, inverse floaters and credit-sensitive MBS and ABS securities, which represent beneficial interests in securitized financial assets that are not of high credit quality or that have been credit impaired, the effective yield is recalculated on a prospective basis. For all other MBS and ABS, the effective yield is recalculated on a retrospective basis. If the collection of all contractual cash flows is not probable, an OTTI may be indicated. The process of analyzing securities for an OTTI adjustment is further described in Note 3.

13

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Common Stocks

The Company holds unaffiliated common stock. Common stock is held at fair value, while shares of Federal Home Loan Bank of Chicago are reported at cost which approximates fair value.

Preferred Stocks

The Company holds a mix of unaffiliated redeemable and non-redeemable preferred stock. Preferred stocks are reported at amortized cost based on credit rating as prescribed in Statement of Statutory Accounting Principle (“SSAP”) No. 32, “Preferred Stock”.

Investments in Subsidiaries

Investments in insurance subsidiaries are carried based on the underlying statutory equity of the subsidiary. The Company’s investment in Lancaster Re is fully nonadmitted as of December 31, 2020 and 2019. The Company’s book/carrying values and nonadmitted value of its investment in Lancaster Re were $168.0 million and $156.8 million as of December 31, 2020 and 2019, respectively.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses. Mortgage loans acquired at a premium or discount are stated at amortized cost using the effective interest rate method, net of provisions for estimated losses. Purchases and sales of mortgage loans are recognized or derecognized in the Company’s Statutory Statements of Admitted Assets, Liabilities and Capital Stock on the loan’s settlement date, which is the date that the Company cash settles the purchase or sale of the loan. Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s Statutory Statements of Operations using the effective interest rate method. Mortgage loans, which primarily include commercial first lien mortgages, are diversified by property type and geographic area throughout the United States. Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made. The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan. The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually. A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

It is the Company’s policy to cease to carry accrued interest on commercial mortgage loans in default if deemed uncollectible or over 180 days past due. The Company held no investments in non-accrual status as of December 31, 2020 or 2019. Interest income is recognized on impaired mortgage loans upon receipt.

14

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus. Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes accrual of income. However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure. Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance. Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Other Investments

Other investments include investments in surplus notes, interests in limited partnerships derivatives (see below) and collateral loans. Investments in surplus notes that are rated NAIC 1 or NAIC 2 are carried at amortized cost. Investments in limited partnerships that lack a controlling ownership interest are reported under the equity method. Collateral loans are reported at outstanding balance with a corresponding non-admitted asset for any amounts which are in excess of the fair value of the pledged collateral.

Derivatives

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are valued and reported consistently with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are valued at fair value with the changes in fair value recorded as unrealized gains and losses in statutory surplus. Realized investment gains and losses from derivatives that qualify for hedge accounting are reduced by amounts transferred to IMR.

Derivative financial instruments acquired by the Company were used to economically hedge the risks with certain assets and liabilities arising from potential adverse impacts from changes in risk-free interest rates and equity markets related to the Company’s equity indexed annuity and life contracts. The Company does not use derivatives for speculative purposes. Derivatives may include index option contracts and futures and interest rate swaps and are included in Other Investments on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts.

The Company did not report any derivatives as accounting hedges as of December 31, 2020 and 2019.

ASSET VALUATION RESERVE AND INTEREST MAINTENANCE RESERVE

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus. The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the

15

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold. Should the deferral of realized losses, net of income tax, result in a debit balance IMR, that amount is presented as an asset and nonadmitted.

INVESTMENT INCOME DUE AND ACCRUED

Accrued investment income consists primarily of interest and dividends. Interest is recognized on an accrual basis and dividends are recorded as earned on the ex-dividend date. Due and accrued income is not recorded on: (a) bonds in default, (b) bonds delinquent more than 90 days or where collection of interest is improbable and (c) mortgage loans in default if deemed uncollectible or over 180 days past due. As of December 31, 2020, and 2019, the Company’s nonadmitted investment income due and accrued was zero.

POLICY AND CONTRACT RESERVES

Policy reserves on annuity and supplementary contracts are calculated using the Commissioners’ Annuity Reserve Valuation Method, except variable annuities which use the Commissioners’ Annuity Reserve Valuation Method for Variable Annuities. The valuation interest assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year.

Policy reserves on life contracts are based on statutory mortality and valuation interest rates using the Commissioner’s Reserve Valuation Method without consideration of withdrawals. The valuation interest and mortality assumptions follow the Standard Valuation Law and vary by the contracts’ characteristics and issue year.

Valuation methods provide, in the aggregate, reserves that are greater than or equal to the minimum of guaranteed policy cash values or the amount required by law.

Accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using specified statutory interest rates and mortality. Morbidity and lapse assumptions are based on Company experience.

Liability for deposit-type contracts represents contracts without significant mortality or morbidity risk. Payments received from sales of deposit-type contracts are recognized by providing a liability equal to the current value of the policyholders’ contracts. Interest rates credited to these contracts are based on the applicable terms of the respective contract.

LIABILITY FOR POLICY AND CONTRACT CLAIMS

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported. The amounts reported are based upon actual pending claim amounts and historical experience, adjusted for trends and current circumstances. Revisions of these estimates are included in the Company’s Statutory Statements of Operations in the year such adjustments are determined to be required.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101. Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in

16

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

which the differences are expected to reverse. The effect of a change in tax rates on DTAs and DTLs is recognized in the period that includes the enactment date. Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts. Refer to Note 13 of the Company’s financial statements for further discussion of the Company’s income taxes.

REINSURANCE

Policy and contract liabilities ceded have been reported as reductions of the related reserves. Premiums, commissions, expense reimbursement, claims, and claim adjustment expenses related to reinsured business are accounted for on a basis consistent with that used in accounting for the original policies issued and with the terms of the reinsurance contracts and are reported net of amounts ceded to other companies.

A liability has been provided for unsecured policy reserves on reinsurance ceded to companies not authorized to assume business in the state of domicile and is included in funds held under reinsurance treaties with unauthorized companies. Changes in this liability are reported directly in unassigned surplus.

EXPERIENCE REFUNDS

Experience refunds are calculated in accordance with the applicable reinsurance agreements. Experience refunds are primarily determined by claims experience on the ceded blocks, in addition to numerous factors that include profitability of the Company during the period covered by the refund and capitalization levels of the Company. Experience refunds are recorded directly in the Company’s Statutory Statements of Operations.

GUARANTY ASSOCIATION ASSESSMENTS

The Company is required by law to participate in the guaranty associations of the various states in which it is licensed to do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business. Certain guaranty fund assessments paid by the Company are recoverable through premium tax credits over time.

RECOGNITION OF REVENUE AND RELATED EXPENSES

Scheduled life, accident and health insurance premiums and annuity considerations are recognized as revenue when due. Premiums for universal life and single premium contracts are recognized as revenue when collected. Benefits, surrenders and withdrawals are expensed as incurred. All acquisition costs and maintenance expenses are charged to the Company’s Statutory Statements of Operations as incurred.

OTHER INCOME

Other income primarily consists of various insurance policy charges. In 2020 and 2019, other income also includes IMR ceded as part of the Company’s reinsurance program described in Note 8.

SEPARATE ACCOUNTS

The Company has established unitized Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in the variable Separate Accounts include individual and group life and annuity contracts.

17

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Net investment income, capital gains and losses, and changes in mutual fund asset values on the variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company. Assets held in the variable Separate Accounts are carried at fair value. The investment risk of such securities is retained by the contractholder. The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable Separate Accounts.

The activity of the variable Separate Accounts is not reflected in the Company’s financial statements except for the following:

•	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.

•

The activity related to the guaranteed minimum death benefit, guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit with offsetting transfers to/from the variable Separate Accounts are reflected in the Company’s financial statements.

•	Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statutory Company’s Statements of Operations.

•	Transfers from the variable Separate Accounts due and accrued, which include accrued expense allowances receivable from the variable Separate Accounts.

•

The dividends-received-deduction (“DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts.

The results of variable annuity contracts and certain variable life policies are reinsured to ALIC pursuant to a modified coinsurance agreement.

NONADMITTED ASSETS

Certain assets are designated as “nonadmitted” under NAIC SAP. Such assets, principally related to amounts advanced to or due from financial representatives, prepaid expenses, aged reinsurance recoverables, deferred tax assets in excess of statutory limits and the Company’s investment in Lancaster Re are excluded from assets and surplus in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus as of December 31, 2020 and 2019.

ACCOUNTING PRONOUNCEMENTS

Effective January 2020 with early adoption permitted, the NAIC revised SSAP No. 22, “Leases” to SSAP No. 22R, “Leases - Revised” in order to update guidance on leases, including leveraged leases and sale-leaseback transactions. The substantive revisions to SSAP No. 22 were the result of U. S. GAAP based changes by the Financial Accounting Standards Board (“FASB”) through issuance of Accounting Standards Update (“ASU”) 2016-02, “Leases (Topic 842)”. The adoption of these revisions is not expected to have an impact on the financial statements of the Company as the “operating lease” approach without recognition of a right-to-use asset or lease liability is still used under NAIC SAP for lessees.

Effective January 2020 with early adoption permitted, the NAIC revised SSAP No. 100R, “Fair Value”, as a result of the issuance of ASU 2018-13, “Changes to the Disclosure Requirements for Fair Value Measurement”. This ASU was issued in August 2018 as part of a FASB project to improve the effectiveness of U.S. GAAP disclosures. The adoption of these revisions is not expected to have a significant impact on the financial statements of the Company and disclosures will be updated in Note 12.

18

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Effective April 2019, the NAIC revised SSAP No. 100R, “Fair Value” as a result of the issuance of ASU 2018-36, “Changes to the Disclosure Requirements for Fair Value Measurement”. This ASU was issued to update the timing for the application of ASU 2018-13 for certain of the disclosures, i.e., deletion of the disclosures detailing transfers between Levels 1 and 2, policy for timing of transfers and valuation process for Level 3. The adoption of these revisions did not have a significant impact on the financial statements of the Company and disclosures were updated in Note 12.

Effective December 2019, the NAIC revised SSAP No. 43R “Loan-Backed and Structured Securities” to incorporate guidance for certain government sponsored enterprises credit risk transfer instruments known as mortgage-referenced securities (“MRS”) that meet the statutory classification of a structured note as the holder could lose principal with the performance of the referenced security, however, also encompass both the credit risk of the issuer (e.g., Fannie Mae or Freddie Mac), as well as the credit risk of mortgage loan borrowers. The adoption of these revisions did not have an impact on the financial statements of the Company as they continue to be admitted assets whereas the guidance for other types of structured notes was moved effective December 2019 to SSAP No. 86, “Derivatives” and the assets were nonadmitted.

Effective December 2019 with early adoption permitted, the NAIC revised SSAP No. 69, “Cash Flows”, as a result of the issuance of ASU 2016-18, “Statement of Cash Flows: Restricted Cash”. This ASU required restricted cash and restricted cash equivalents to be included with cash and cash equivalents when reconciling the beginning and ending balances shown on the Statutory Statements of Cash Flows. This revision is to be shown retrospectively, allowing for comparative cash flow statements. The adoption of this revision is included as a reclass between line items of the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus and related adjustments to the Statutory Statements of Cash Flows with immaterial overall impact to the financial statements.

Effective March 2019 with early adoption permitted, the NAIC amended SSAP No. 43R, “Loan-backed and Structured Securities” to delete the modified filing exempt (“MFE”) guidance. Under the MFE process, the amortized cost basis is used in conjunction with the credit rating provider (“CRP”) rating to determine the final NAIC designation. When eliminated, securities that have a CRP rating that are not captured as financially modeled securities will use the equivalent NAIC designation without adjustment. The adoption of these revisions did not have an impact on the financial statements of the Company as no numeric ratings were changed as a result of early adoption.

2.	RELATED PARTY TRANSACTIONS

The Company has significant transactions with affiliates. Intercompany revenues and expenses recognized under these agreements may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties. Below is a summary of significant transactions with affiliates.

Capital Contributions and Dividends

During 2020, the Company received capital contributions in the amount of $55 million from GILICO. On December 31, 2019, the Company received a capital contribution from GILICO for $20 million.

After receiving prior approval from the NE DOI, the Company paid extraordinary dividends of $40 million and $15 million in 2019, 2018, respectively. The Company did not pay any extraordinary dividends in 2020.

For the year ended December 31, 2020, the Company contributed $82 million to Lancaster Re. For the year ended December 31, 2019 and 2018, the Company contributed $50 million to Lancaster Re, respectively.

19

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Reinsurance Related Agreements

As more fully described in Note 8, the Company is party to various reinsurance transactions with affiliates.

Effective April 1, 2020, the Company entered into a stop loss agreement with Kuvare Life Re Ltd., a Bermuda affiliate, to cover excess losses associated with life policies reinsured with Lancaster Re. The Company had a net payable of $0.3 million at December 31, 2020.

Effective October 1, 2020, the Company entered into a coinsurance agreement with Kuvare Bermuda Re Ltd., resulting in the transfer of certain fixed annuity contracts. The Company ceded assets of $1.2 billion and statutory reserves of $1.2 billion for which amounts are collateralized with a funds withheld account and IMR. The Company had a receivable of $1.3 million at December 31, 2020.

On December 31, 2019, the Company entered into a coinsurance agreement with GILICO, resulting in the transfer of certain life and annuity contracts. The Company ceded statutory reserves of $1.3 billion in return for a ceding commission of $27.0 million, which was recorded in the Statutory Statements of Operations. The Company had a net receivable of $11.0 million from GILICO and a net payable of $35.0 million due to GILICO under terms of the coinsurance agreement at December 31, 2020 and December 31, 2019, respectively.

Effective April 1, 2014, amended and restated on April 1, 2020, the Company entered into an indemnity reinsurance agreement on a combination coinsurance and coinsurance funds withheld basis with Lancaster Re, resulting in the transfer of XXX and AXXX reserves associated with certain term and universal life policies. In April 2014, the Company ceded statutory reserves of $2.7 billion in return for a ceding commission, which was deferred net of tax into unassigned surplus in accordance with NAIC SAP. Amortization of $16.3 million, $16.1 million and $16.0 million was recorded during the years ended December 31, 2020, 2019 and 2018, respectively, resulting in an unamortized balance in surplus at December 31, 2020, 2019 and 2018 of $214.2 million, $230.5 million and $246.6 million, respectively. The deferred ceding commission is amortized into income over the period under which earnings emerge from the business reinsured. The Company had a net reinsurance receivable from Lancaster Re of $22.0 million and $35.6 million at December 31, 2020 and 2019, respectively.

There is no reported risk-based capital or Primary Security shortfall associated with these agreements.

Administrative Service Agreements and Other

The Company and HoldCo have entered into a Services Agreement to provide certain administrative and other services to each other. Total expenses incurred under this agreement to HoldCo were $8.7 million and $13.5 million and $22.4 million for the years ended December 31, 2020, 2019 and 2018, respectively.

The Company and Lancaster Re have entered into a Services Agreement to provide certain administrative and other services to Lancaster Re. The Company and Lancaster Re also entered into an Investment Services Agreement pursuant to which the Company will provide investment management services with respect to assets of Lancaster Re. The Investment Services Agreement does not apply to the Funds Withheld Account held at Lincoln Benefit. Assets may be added to or withdrawn from the accounts at any time by Lancaster Re. Management and administrative fees are payable quarterly and totaled approximately $1.3 million and $(8.7) million for the years ended December 31, 2020 and 2019, respectively.

Effective December 31, 2019, the Company entered into a Cost Sharing and Services Agreement with Kuvare US Holdings, Inc. (“Kuvare”) and Kuvare Insurance Services LP (“KIS”) whereby Kuvare and KIS have agreed to provide certain management and administrative services to Lincoln Benefit, including management, reinsurance, legal, audit, administration, financial planning and other services. Lincoln Benefit

20

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

reimburses Kuvare and KIS at cost for services provided by Kuvare and KIS pursuant to this agreement. Total expenses incurred under this agreement to HoldCo were $5.1 million and $0.3 million for the year ended December 31, 2020 and December 31, 2019, respectively.

On December 31, 2019, Lincoln Benefit entered into an Investment Management Agreement with KIS, whereby KIS has agreed to provide certain investment advisory and management services to Lincoln Benefit. No expenses were incurred under this agreement during the year ended December 31, 2019 while expenses of $23.7 million were incurred during the year ended December 31, 2020.

The Company and Lancaster Re have entered into a Tax Allocation Agreement. Refer to Note 13 for more information related to this agreement.

Effective April 1, 2014, the Company entered into a Fee Letter (the “Fee Letter”) with Lanis LLC (“Lanis”) pursuant to which the Company will pay Lanis the risk spread due on the Credit-Linked Note issued by Lanis to Lancaster Re. A reserve had been established on the balance sheet for these payments through April 1, 2019. The reserve was based on a former letter agreement between the Company and Holdco which was terminated effective April 1, 2020. The fee letter also provided reimbursement in cash for any risk spread fees paid by the Company. During 2020, Holdco contributed capital of $2.0 million to the Company in line with the Fee Letter.

Effective November 4, 2016, the Company entered into an intercompany note receivable and note payable agreement with Lancaster Re in equal amounts (initially $100 million, and up to $500 million). The consideration for each note is offset, and interest is paid quarterly based on rates defined in the agreement. The gross amounts as of December 31, 2020 and 2019 were $463.7 million and $211.0 million, respectively.

The maturities of the outstanding intercompany note receivable and payable as of December 31, 2020 and 2019 were as follows:

($’s thousands)	December 31, 2020	December 31, 2019
2020	$—	$105,500
2021	105,000	76,000
2022	103,425	29,500
2023	62,000	—
2024	42,000	—
2025	151,250	—

Total	$463,675	$211,000

Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2020 were $5.9 million and $3.9 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2019 were $10.6 million and $4.7 million, respectively. Interest expense incurred on the note payable and interest income earned on the note receivable for the year ended December 31, 2018 were $13.7 million and $5.6 million, respectively.

21

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Amounts Due To or From Affiliates

The Company reported the following receivables/(payables) to affiliates as of December 31, 2020 and 2019 excluding amounts related to taxes (see Note 13) and reinsurance agreements:

($’s in thousands)	December 31, 2020	December 31, 2019
Holdco	$(1,651)	$(2,828)
Lancaster Re	474	(580)
Lanis	—	(1,956)
Kuvare	(8,578)	(300)

Intercompany receivable and payable balances are evaluated on an individual company basis. Intercompany balances are generally settled quarterly.

3.	INVESTMENTS

The statement value and fair value of the Company’s debt securities as of December 31, 2020 and 2019 were as follows:

December 31, 2020

($’s in thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. governments	$638,836	$4,850	$(497)	$643,189
All other governments	12,776	452	—	13,228
U.S. states, territories and possessions	19,982	4,021	—	24,003
U.S. political subdivisions	72,500	8,132	(42)	80,590
Special revenue	1,085,852	110,757	(1,134)	1,195,475
Industrial and miscellaneous	6,098,527	657,746	(26,313)	6,729,960
Hybrids	145,846	8,817	(2,447)	152,216

Total bonds	$8,074,319	$794,775	$(30,433)	$8,838,661

December 31, 2019

($’s in thousands)	Statement Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. governments	$58,548	$5,375	$(86)	$63,837
All other governments	12,807	190	(578)	12,419
U.S. states, territories and possessions	15,426	2,162	—	17,588
U.S. political subdivisions	64,496	2,826	(63)	67,259
Special revenue	875,549	68,577	(894)	943,232
Industrial and miscellaneous	5,232,882	407,791	(14,019)	5,626,654
Hybrids	101,914	7,277	(423)	108,768

Total bonds	$6,361,622	$494,198	$(16,063)	$6,839,757

22

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The statement value and estimated fair value as of December 31, 2020 by maturity periods for debt securities, other than ABS and MBS were as shown below:

December 31, 2020

($’s in thousands)	Statement Value	Fair Value
Due in one year or less	$140,572	$142,277
Due after one through five years	517,403	538,552
Due after five through ten years	1,059,144	1,112,705
Due after ten years	4,445,256	5,069,720

Total before asset and mortgage-backed securities	6,162,375	6,863,254
Asset and mortgage-backed securities	1,911,944	1,975,407

Total bonds	$8,074,319	$8,838,661

Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

Proceeds from sales of investments in debt securities for the years ended December 31, 2020, 2019 and 2018 were $2.9 billion, $0.9 billion and $1.0 billion, respectively; gross gains for the years ended December 31, 2020, 2019 and 2018 were $232.0 million, $47.4 million and $4.8 million, respectively, and gross losses for the years ended December 31, 2020, 2019 and 2018 were $16.1 million, $19.3 million and $47.0 million, respectively. Investment grade debt securities were 97.4% and 98.7% of the Company’s total debt securities as of December 31, 2020 and 2019, respectively.

For securities sold, redeemed or otherwise disposed as a result of a callable feature (including make whole call provisions), the number of CUSIPs and amount of investment income for the years ended December 31, 2020, 2019 and 2018 were as follows:

($’s in thousands, except # of securities)
	December 31, 2020		December 31, 2019		December 31, 2018
Type	General Account	Separate Account	General Account	Separate Account	General Account	Separate Account
Number of CUSIPs	19	—	22	—	13	—
Aggregate Amount of Investment Income	$8,057	$—	$3,785	$—	$1,005	$—

Pricing

Non-U.S. government fixed income holdings are valued on the basis of the quotes provided by pricing services, which are subject to pricing validation reviews and a pricing vendor challenge process. Valuations provided by vendors are generally based on the actual trade information as substantially all of the Company’s non-U.S. government holdings are traded in a transparent and liquid market.

Corporate debt securities mainly include investment grade positions, which are priced on the basis of quotes provided by third-party pricing vendors and first utilize valuation inputs from actively traded securities, such as bid prices, bid spreads to Treasury securities, Treasury curves, and same or comparable issuer curves and spreads. Issuer spreads are determined from actual quotes and traded prices and incorporate considerations of credit/default, sector composition, liquidity and call features. Where market data is not available valuations are developed based on the modeling techniques that utilize observable inputs and option adjusted spreads; and incorporate considerations of the security’s seniority, maturity and the issuer’s corporate structure.

23

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Values of RMBS, CMBS and ABS are obtained from third-party pricing vendors and through quoted prices, some of which may be based on the prices of comparable securities with similar structural and collateral features. Pricing inputs for ABS which are primarily comprised of debt securitized by credit card; student loan and auto receivables; focus on capturing collateral quality and performance, payment patterns, and delinquencies. Values of certain ABS for which there are no significant observable inputs are developed using benchmarks to similar transactions or indices.

For both CMBS and RMBS, cash flows are derived based on the transaction-specific information which incorporates priority in the capital structure and are generally adjusted to reflect benchmark yields, market prepayment data, collateral performance (default rates and loss severity) for specific vintage and geography, credit enhancements, and ratings. For certain RMBS and CMBS with low levels of market liquidity, judgments may be required to determine comparable securities based on the loan type and deal-specific performance. CMBS terms may also incorporate lock-out periods that restrict borrowers from prepaying the loans or provide disincentives to prepay and therefore reduce prepayment risk of these securities, as compared to RMBS. The factors specifically considered in valuation of CMBS include borrower-specific statistics in a specific region, such as debt service coverage and loan-to-value ratios, as well as the type of commercial property.

Other-than-temporary impairments

The Company recognizes and measures OTTI for ABS and MBS in accordance with SSAP No. 43R, “Loan-Backed and Structured Securities”. In accordance with SSAP No. 43R, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security.

If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the structured security, or it is not likely that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral. Losses incurred on the respective portfolios are based on loss models using assumptions about key systemic risks such as unemployment rates and housing prices and loan specific information such as delinquency rates and loan-to-value ratios.

If the fair value of a debt security, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI. When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the debt security, or it is more likely that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company

24

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.

The Company has an Investment Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern. In determining whether a security is OTTI, the Investment Committee considers the factors described below. The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis. Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI. The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.

As a supplement to the qualitative assessment, independent screenings are performed to help identify securities that should be carefully scrutinized for inclusion on the watchlist and in the proper category. These include things like market value to book value ratio, highest unrealized losses, length of time at an unrealized loss and stress test results for structured securities. In making these evaluations, the Credit Committee exercises considerable judgment. Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following watchlists: Monitor, Concern, High Concern, or Default.

“Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non-repayment is considered not probable. For loan-backed and structured securities, a principal loss would be projected under a significant stress model scenario. No OTTI charge is recorded in the Statutory Company’s Statements of Operations for unrealized loss on securities related to these issuers.

“Concern List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis. The likelihood of future non-repayment is considered above average but not probable. For loan-backed and structured securities, a principal loss would be projected under a stress model scenario. No OTTI charge is recorded in the Statutory Company’s Statements of Operations for unrealized loss on securities related to these issuers.

“High Concern”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require continued monitoring. A security is moved from the Concern List to the High Concern List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired. The likelihood of future non-repayment is considered probable. For loan-backed and structured securities, a principal loss would be projected under a base case model scenario. No OTTI charge is recorded in the Company’s Statutory Statements of Operations for unrealized loss on securities related to these issuers.

“Default List”- A security that is not current with respect to principal and interest or was issued by a company that has entered bankruptcy subsequent to acquisition or experienced a significant credit downgrade. Management has concluded the amortized cost basis of the security may not be recovered due to expected delays or shortfalls in the contractually specified cash flows. For these investments, the amount of OTTI recognized in the Company’s Statutory Statements of Operations is the difference between the amortized cost basis of the security and its fair value or present value of discounted cash flows dependent on the degree of impairment.

25

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value. During the year ended December 31, 2020, the Company did not incur any OTTI. During the year ended December 31, 2019, the Company incurred the following write-downs of debt securities, which were subject to SSAP No. 43R:

($’s in thousands)
CUSIP	Book/Adj Carrying value Amortized Cost Before Current Period OTTI	Present Value of Projected Cash Flows	Recognized OTTI	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date of Financial Statement Where Reported
50179MAH4	$4,982	$3,767	$1,215	$3,767	$3,767	6/30/2019
50179MAH4	3,978	3,102	876	3,102	3,102	9/30/2019
50179MAH4	3,041	2,633	408	2,633	2,633	12/31/2019

Total	$12,001	$9,502	$2,499	$9,502	$9,502

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI. These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs. All of these factors could impact management’s evaluation of securities for OTTI.

Temporary impairments

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2020 and 2019 were as follows:

December 31, 2020	Less than 12 months			12 months or more			Total
($’s in thousands, except # of securities)	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
U.S. governments	12	$499,226	$(497)	—	$—	$—	12	$499,226	$(497)
All other governments	—	—	—	—	—	—	—	—	—
U.S. political subdivisions	3	9,395	(42)	—	—	—	3	9,395	(42)
Special revenue	37	89,577	(1,132)	12	103	(2)	49	89,680	(1,134)
Industrial and miscellaneous	246	599,410	(21,058)	21	57,188	(5,255)	267	656,598	(26,313)
Hybrids	12	42,526	(1,209)	1	8,663	(1,238)	13	51,189	(2,447)

Total bonds	310	$1,240,134	$(23,938)	34	$65,954	$(6,495)	344	$1,306,088	$(30,433)

December 31, 2019	Less than 12 months			12 months or more			Total
($’s in thousands, except # of securities)	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses	#	Fair Value	Unrealized Losses
U.S. governments	4	$2,566	$(76)	11	$217	$(10)	15	$2,783	$(86)
All other governments	—	—	—	1	4,298	(578)	1	4,298	(578)
U.S. political subdivisions	1	7,072	(63)	—	—	—	1	7,072	(63)
Special revenue	34	204,463	(883)	37	361	(11)	71	204,824	(894)
Industrial and miscellaneous	92	255,033	(2,757)	71	233,548	(11,262)	163	488,581	(14,019)
Hybrids	—	—	—	2	9,578	(423)	2	9,578	(423)

Total bonds	131	$469,134	$(3,779)	122	$248,002	$(12,284)	253	$717,136	$(16,063)

26

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Exposure to Subprime and Alt-A mortgages

Subprime mortgages are residential loans to borrowers with weak credit profiles. Alt-A mortgages are residential loans to borrowers who generally have credit profiles above subprime but do not conform to traditional (“prime”) mortgage underwriting guidelines. The Company has invested in certain mortgage-backed and structured securities that include exposure to subprime and other below-prime mortgage loans. These investments are included in bonds in the Statutory Statements of Admitted Assets and are generally reported at amortized cost.

The Company has a comprehensive portfolio monitoring process. No impairments were recorded in the subprime or Alt-A portfolio in 2020, 2019 or 2018. The Company’s practice for acquiring and monitoring subprime and Alt-A securities takes into consideration the quality of the originator, quality of the servicer, security credit rating, underlying characteristics of the mortgages, borrower characteristics, level of credit enhancement in the transaction, and bond insurer strength, where applicable. The originators and servicers of the underlying mortgage loans are primarily subsidiaries of large banks and brokers.

The Company had no indirect exposure to subprime and Alt-A loans as of December 31, 2020 or December 31, 2019.

4.	MORTGAGE LOANS

The Company invests in commercial first lien mortgage loans throughout the United States. Investments are diversified by property type and geographic area. The Company monitors the condition of the mortgage loans in its portfolio. In those cases where mortgages have been restructured, appropriate allowances for losses have been made. In those cases where, in management’s judgment, the mortgage loans’ values are impaired, appropriate losses are recorded.

The geographical distribution of the statement value of the mortgage loans portfolio as of December 31, 2020 and 2019 was as follows:

($’s in thousands)	December 31, 2020	December 31, 2019
Alabama	$—	$569
Arizona	35,159	36,032
California	128,227	140,936
Colorado	91,680	91,680
Florida	63,703	24,305
Georgia	27,300	29,631
Hawaii	1,505	2,754
Illinois	55,093	56,163
Iowa	—	276
Massachusetts	15,102	29,549
Minnesota	22,060	22,624
Nevada	13,119	9,308
New Jersey	32,487	35,663
New York	46,703	47,556
North Carolina	29,887	3,817
Ohio	11,846	12,110
Pennsylvania	70,340	69,800
South Carolina	23,717	24,384
Texas	53,310	84,674
General Allowance	—	—

Total mortgage loans	$721,238	$721,831

27

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Outstanding commitments on certain mortgage loans held in the investment portfolio to finance property improvements on underlying real estate totaled $65.9 million and $5.1 million at December 31, 2020 and 2019, respectively.

During 2020, the maximum and minimum lending rates were 4.96 % and 3.01%, respectively. The maximum and minimum lending rates for commercial mortgage loans during 2019 were 5.17% and 3.57%, respectively. During the years ended December 31, 2020 and 2019, the Company did not reduce interest rates on any outstanding mortgage loans. Mortgage loans are collateralized by the related properties and did not exceed 74% of the properties’ value at the time the original loan was made in 2020 and 2019, respectively.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan. The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral of the loan is collateral dependent. A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan. During the years ended December 31, 2020 and 2019, no loans were impaired or past due.

A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions. While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them. There was no general allowance for loan loss at December 31, 2020 or 2019.

As of December 31, 2020, and 2019, the Company held no restructured loans. Should the Company hold any troubled debt, the Company may modify the terms of a loan by adjusting the interest rate, extending the maturity date, or both.

The Company accrues interest income on impaired loans to the extent it is deemed collectible, assuming it is delinquent less than 180 days and the loan continues to perform under its original or restructured contractual terms. Interest income is recognized on impaired mortgage loans upon receipt.

The credit quality indicator for the Company’s mortgage loans is a risk-rated measure based on the borrowers’ ability to pay and the value of the underlying collateral. The Commercial Mortgage Loan risk rating is related to an increasing likelihood of loss, with lower quality ratings representing the category in which losses may be expected. It is used in measuring relative risk for the AVR calculation. The statement value of the Company’s mortgage loans, net of allowances for credit losses, by credit quality indicator as of December 31, 2020 and 2019 was as follows:

($’s in thousands)	December 31, 2020	December 31, 2019
CM1 - Highest Quality	$459,851	$443,931
CM2 - High Quality	197,068	239,928
CM3 - Medium Quality	34,431	37,972

Total commercial mortgage loans	$691,350	$721,831
Residential mortgage loans	29,888	—

Total mortgage loans	$721,238	$721,831

28

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

5.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on debt securities, mortgages and derivatives which relate to changes in levels of interest rates are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold. Realized gains and losses from the remaining investments are reported, net of tax, on the Statutory Statements of Operations, but are not included in the computation of net gain from operations. Realized capital gains and losses are recognized on a specific identification basis.

Net realized gains and losses recognized through the Statutory Statements of Operations for the years ended December 31, 2020, 2019 and 2018 were comprised of the following:

($’s in thousands)	2020	2019	2018
Debt securities	$218,768	$115,958	$(50,282)
Mortgage loans	1,032	474	(104)
Cash, cash equivalents and short-term investments	27	(1)	2
Derivative instruments	9,573	8,268	4,913
Other invested assets	825	267	(9)

Subtotal	230,225	124,966	(45,480)
Capital gains tax expense	58,265	344	(20,649)

Net realized gains (losses)	171,960	124,622	(24,831)
Gains transferred to IMR (net of taxes)	(174,261)	(102,998)	36,055

Total	$(2,301)	$21,624	$11,224

Realized capital gains and losses did not include any OTTI for 2020. Realized capital gains and losses included $3.1 million of other-than-temporary impairment losses related to debt securities for the year ended December 31, 2019. Realized capital gains and losses included $4.8 million of other-than-temporary impairment losses related to debt securities for the year ended December 31, 2018.

Changes in unrealized gains and losses from investments are reported as a component of Capital and Surplus, net of deferred income taxes, and were as follows for the years ended December 31, 2020, 2019 and 2018:

($’s in thousands)	2020	2019	2018
Common stock	$40	$—	$—
Common stocks of affiliates	(70,778)	(61,355)	(38,572)
Derivative instruments	(2,745)	15,281	(12,050)
Other invested assets	1,805	200	—

Total	$(71,678)	$(45,874)	$(50,622)

There was no deferred tax netted in the above for the years ended December 31, 2020, 2019, or 2018.

29

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

6.	NET INVESTMENT INCOME

Net investment income for the years ended December 31, 2020, 2019 and 2018 consisted of:

($’s in thousands)	2020	2019	2018
Debt securities	$284,535	$322,129	$329,729
Mortgage loans	28,384	37,239	41,310
Contract loans	1,738	6,245	6,710
Cash, cash equivalents and short-term investments	2,500	4,041	3,867
Other invested assets	11,675	7,933	8,684

Gross investment income	328,832	377,587	390,300
Interest expenses	5,880	10,637	13,718
Third party administration costs	30,400	13,150	14,046
Other investment expenses	502	434	429

Net investment income before IMR amortization	292,050	353,366	362,107
IMR amortization	133,498	28,967	40,255

Total net investment income	$425,548	$382,333	$402,362

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due for investments other than mortgage loans and over 180 days past due for mortgage loans or where the collection of interest is uncertain. No investment income due and accrued was excluded from surplus at December 31, 2020 or 2019.

7.	DERIVATIVES

Derivative financial instruments utilized by the Company included index options, futures contracts and interest rate swaps. The notional amounts specified in the contracts are used to calculate contractual payments under the agreements and are generally not representative of the potential for gain or loss on these contracts.

Market risk is the risk that the Company will incur losses due to adverse changes in market prices or rates. Market risk exists for all of the derivatives that the Company holds. To limit this risk, the Company’s senior management has established risk control limits.

Counterparty credit risk relates to the Company’s potential loss if counterparties concurrently fail to perform under the contractual terms of the contracts. The Company manages its exposure to counterparty credit risk by utilizing highly rated counterparties, establishing risk control limits, executing legally enforceable master agreements and obtaining collateral where appropriate. The Company has not incurred any losses on derivative financial instruments due to counterparty nonperformance. The above derivatives are traded on organized exchanges, which require margin deposits and guarantee the execution of trades, thereby mitigating potential credit risk. At December 31, 2020, the Company had no cash collateral from counterparties related to organized exchanges. At December 31, 2019, the Company had $0.3 million in cash collateral from counterparties related to organized exchanges.

The Company uses derivatives to economically hedge the risks with certain assets and liabilities arising from potential adverse impacts from changes in risk-free interest rates and equity markets. The Company does not use derivatives for speculative purposes.

The paragraphs below describe the derivatives the Company uses, including the objectives, cash requirements and accounting policies.

30

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Futures

The Company utilizes equity index futures contracts. Futures contracts are defined as commitments to buy or sell designated financial instruments based on specified prices, yields or indexes. Futures contracts provide returns based upon a specified index or interest rate applied to a notional amount. The Company uses futures to hedge exposures in annuity and life contracts. Daily cash settlement of variation margins is required for futures contracts and is based on the changes in daily prices. The final settlement of futures contracts is in cash.

Options

The Company also uses equity index options. Index option contracts provide returns at specified or optional dates based on a specified index applied to the option’s notional amount. The Company purchases and writes (sells) option contracts primarily to reduce market risk associated with certain annuity and life contracts. When the Company purchases/sells option contracts at specific prices, it is required to pay/receive a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold, the specified price and the maturity date of the contract. The Company pays/receives cash equal to the premium of purchased/written options when the contract is established. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. The change in the fair value of option contracts is reported as change in surplus, with an adjustment to derivatives. If the option is exercised, the Company receives/pays cash equal to the product of the number of contracts and the specified price in the contract with the gain or loss on settlement reported in realized gain or loss. If the options are not exercised and the contracts expire, then no additional cash is exchanged and the remaining book value is offset to realized gain or loss.

Swaps

The Company employs interest rate swaps to hedge interest rate risk related to investments purchased to support annuity contracts. An interest rate swap is an agreement between two counterparties in which one stream of future interest payments is exchanged for another. Interest rate swaps usually involve the exchange of a fixed interest rate for a floating rate, or vice versa, to reduce or increase exposure to fluctuations in interest rates, or to obtain a marginally lower interest rate. Swaps provide returns at the reset dates based on respective interest rates applied to the notional amount with the net difference in resulting interest payments settled between the counterparties. The Company purchases/sells swap contracts at specific prices and pays/receives a premium to/from the counterparties. The amount of premium paid/received is based on the number of contracts purchased/sold and the specified price based on the interest rates used and other terms of the contract. The Company pays/receives cash equal to the premium of the purchased/written swap when the contract is established. Premiums paid are reported as a derivative asset and premiums received are reported as a derivative liability. The change in the fair value of the swap is reported as change in surplus, with an adjustment to derivatives. Cash flows received/paid at the reset dates are reported in net investment income and consist of any differences in the amounts of contractual interest calculated due to the respective counterparties based on changes in interest rates. Swaps usually terminate upon expiration and the remaining book value is offset to realized gain or loss. If terminated through sale, the difference between consideration received or paid and the remaining book value is recorded to realized gain or loss.

The Company did not report any derivatives as accounting hedges as of December 31, 2020 or 2019.

All derivative transactions are covered under standardized contractual agreements with counterparties, all of which include credit-related contingent features. Certain counterparty relationships also may include

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DECEMBER 31, 2020

supplementary agreements with tailored terms, such as additional triggers for early terminations, acceptable practices related to cross-transaction netting, and minimum thresholds for determining collateral. Credit-related triggers include failure to pay or deliver on an obligation past certain grace periods, bankruptcy or the downgrade of credit ratings to below a stipulated level. These triggers apply to both the Company and its counterparty.

Derivatives are carried in accordance with SSAP No. 86, “Derivatives.” The Company’s underlying notional or principal amounts and gross fair values as of December 31, 2020 and 2019 were as follows:

	December 31, 2020				December 31, 2019
	Notional		Gross Fair Value		Notional		Gross Fair Value
($’s in thousands)	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Options	$99,725	$96,200	$17,949	$(9,032)	$311,160	$288,913	$49,158	$(30,770)

8.	REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders. The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement. To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk. Management believes that any liability arising from this contingency is unlikely. ALIC represents over 41% and 44%, of the Company’s ceded reserves as of December 31, 2020 and December 31, 2019, respectively.

The Company wrote off uncollectible reinsurance balances of $2.0 million for the year ended December 31, 2020. The Company did not write off any uncollectible reinsurance balances due for the year ended December 31, 2019. The Company wrote off uncollectible reinsurance balances due of $4.9 million for the year ended December 31, 2018.

On March 6, 2019, Scottish Re was put into receivership by the Delaware Department of Insurance (the “Receiver”). The Receiver filed a petition for approval of a rehabilitation plan on June 30, 2020 which remains under review by all interested parties including the courts. Our reserve credit with respect to Scottish Re treaties is approximately $2.5 million as of December 31, 2020. The Company has not established an allowance or written off any amounts with respect to these treaties during 2020 or 2019. Reinsurance premium due to Scottish Re has been offset against the outstanding claim recoverables. A nonadmitted asset of approximately $6.5 million has been recorded with regards to reinsurance recoverables as of December 31, 2020 and $3.3 million as of December 31, 2019.

For the years ended December 31, 2020, 2019 and 2018, the Company had the following experience on reinsurance ceded as a result of commutation/recapture of ceded reinsurance:

($’s in thousands)	2020	2019	2018
(1) Claims incurred	$2,317	$—	$—
(2) Claims adjustment expenses incurred	—	—	—
(3) Premiums earned	(6,400)	535,191	1,419
(4) Other
Reserve Adjustment on Reinsurance Ceded	13,661	(539,191)	(1,496)
Commission and expense allowance	56	—	—

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LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

On December 1, 2020, the Company recorded the receipt of an initial ceding commission of $82.3 million (before taxes of $17.3 million) as a result of an indemnity reinsurance agreement between the Company and COUNTRY Life Insurance Company, a life insurance company domiciled in Illinois. This amount was deferred in surplus in accordance with statutory accounting principles as defined in Account Practices and Procedures Manual Appendix A-791, paragraph 3 which limits the first year of recognition to the effective tax rate or 21%, resulting in an unamortized balance of $65.0 million in surplus at December 31, 2020. The deferred ceding commission is amortized over the period under which earnings emerge from the business reinsured.

The Company has agreements with several unrelated companies, which provide for reinsurance of portions of the net-amount-at-risk under certain policies. These amounts are reinsured on either a yearly renewable term, coinsurance or modified coinsurance basis. The Company’s modified coinsurance reserves (general account only) were $319.9 million and $431.1 million as of December 31, 2020 and 2019, respectively.

The effects of reinsurance were as follows for the years ended December 31, 2020, 2019 and 2018:

($’s in thousands)	2020	2019	2018
Insurance and other individual policy benefits and claims*:
Direct	$1,358,482	$1,395,622	$1,257,584
Assumed	9,981	5,957	5,190
Ceded	(1,189,042)	(1,285,691)	(1,039,743)

Net policy benefits and claims	$179,421	$115,888	$223,030

*	Excludes surrender benefits

($’s in thousands)	2020	2019	2018
Premiums and annuity considerations:
Direct	$1,107,254	$1,256,891	$1,304,600
Assumed	1,462,753	4,949	5,118
Ceded - affiliated	(1,193,599)	(1,423,211)	7,422
Ceded - other non-affiliated	(1,098,747)	(751,986)	(1,237,027)

Net premiums and annuity considerations	$277,661	$(913,357)	$80,113

The Company has a modified coinsurance – monthly renewable term agreement with Hannover covering certain life and annuity business providing protection over excess losses effectuated through an experience refund mechanism. In establishing reserve credits, the Company considers all underlying business assumptions including contract terms that limit the reinsurers assumed liability. Additionally, while there is sufficient risk transfer under Statutory Accounting Principles, the likelihood of GAAP net risk transfer is small enough to merit differential accounting treatment.

9.	RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

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LINCOLN BENEFIT LIFE COMPANY

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DECEMBER 31, 2020

Deduction of deferred fractional premiums upon death of the insured and return of any portion of the final premium for the period beyond the date of death are not applicable to the business of the Company. Surrender values are not promised in excess of reserves legally computed.

For traditional life contracts, the cost of additional mortality for each policy is assumed to equal the additional premium charged for that policy period and is reserved accordingly. Additional premiums are collected for policies issued on substandard lives. Reserves are held in a manner consistent with traditional policies. For interest-sensitive policies, substandard mortality is reflected in the cost of insurance charges.

As of December 31, 2020, 2019 and 2018, the Company had $4.4 billion, $4.7 billion and $5.4 billion of direct insurance in force for which gross premiums were less than the net premiums according to the standard of valuation required by the State of Nebraska, respectively. Deficiency reserves above base contract reserves as of December 31, 2020 and 2019 totaled $72.0 million and $76.0 million, respectively.

The Tabular Interest has been determined by formula as described in the NAIC instructions, except for some business for which the Tabular Interest is determined from basic policy data for reserving. The Tabular less Actual Reserve Released has been determined by formula as described in the NAIC instructions. The Tabular Cost has been determined by formula as described in the NAIC instructions, except for universal life products which use cost of insurance and some business which uses basic policy data for reserving. The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits, except for certain guaranteed interest contracts for which Tabular Interest on funds is determined by formula as described in the instructions.

The Company recorded an additional reserve of $1.1 million related to additional capital requirements for deferred annuities for the year ended December 31, 2019. There were no additional reserves recorded for the year ended December 31, 2020.

The Company recorded no premium deficiency reserves related to accident and health contracts for the years ended December 31, 2020 and 2019.

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LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The withdrawal characteristics of general account and separate account life reserves and deposits as of December 31, 2020 and 2019 were as follows:

December 31, 2020

($’s in thousands)	Account Value	Cash Value	Reserve
A. General Account
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term policies with cash value	$—	$14,772	$52,105
b. Universal life	878,962	878,841	886,288
c. Universal life with secondary guarantees	3,742,939	3,026,759	6,466,111
d. Indexed universal life	63,616	53,455	58,240
e. Indexed universal life with secondary guarantees	622,424	393,754	499,851
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	6,206	9,038
h. Variable life	—	—	—
i. Variable universal life	103,299	89,204	112,688
j. Miscellaneous reserves	—	34,052	121,412
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	3,418,123
b. Accidental death benefits	XXX	XXX	145
c. Disability - active lives	XXX	XXX	969
d. Disability - disabled lives	XXX	XXX	27,204
e. Miscellaneous reserves	XXX	XXX	53,197

(3) Total (gross: direct + assumed)	5,411,240	4,497,043	11,705,371
(4) Reinsurance ceded	5,128,702	4,219,635	11,412,363

(5) Total (net) (3 minus 4)	$282,538	$277,408	$293,008

	Account Value	Cash Value	Reserve
B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	—	—	—
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability - active lives	XXX	XXX	—
d. Disability - disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3 minus 4)	$—	$—	$—

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LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

	Account Value	Cash Value	Reserve
C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	1,159,152	1,153,234	1,153,784
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability - active lives	XXX	XXX	—
d. Disability - disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	1,159,152	1,153,234	1,153,784
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3 minus 4)	$1,159,152	$1,153,234	$1,153,784

Amount
D.
Life and Accident and Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$290,701
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	3
3. Exhibit 5, Disability - Active Lives Section, Total (net)	1
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	568
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	1,735

6. Subtotal	293,008

Separate Accounts Annual Statement:
7. Exhibit 3, 1ine 0199999, Column 2	1,153,784
8. Exhibit 3, 1ine 0499999, Column 2	—
9. Exhibit 3, 1ine 0599999, Column 2	—

10. Subtotal (Lines 7 through 9)	1,153,784

11. Combined Total (Lines 6 plus 10)	$1,446,791

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LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

December 31, 2019
($‘s in thousands)	Account Value	Cash Value	Reserve
A. General Account
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term policies with cash value	$—	$12,033	$48,814
b. Universal life	906,440	906,280	916,544
c. Universal life with secondary guarantees	3,742,945	2,920,439	6,188,250
d. Indexed universal life	59,125	48,909	56,571
e. Indexed universal life with secondary guarantees	573,928	327,805	451,051
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	5,945	8,331
h. Variable life	—	—	—
i. Variable universal life	100,615	83,450	111,697
j. Miscellaneous reserves	—	28,904	107,335
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	3,529,402
b. Accidental death benefits	XXX	XXX	119
c. Disability - active lives	XXX	XXX	816
d. Disability - disabled lives	XXX	XXX	25,560
e. Miscellaneous reserves	XXX	XXX	59,181

(3) Total (gross: direct + assumed)	5,383,053	4,333,765	11,503,671
(4) Reinsurance ceded	5,099,025	4,055,171	11,202,886

(5) Total (net) (3 minus 4)	$284,028	$278,594	$300,785

	Account Value	Cash Value	Reserve
B. Separate Account with Guarantees
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	—	—	—
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability - active lives	XXX	XXX	—
d. Disability - disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	—	—	—
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3 minus 4)	$—	$—	$—

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LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

	Account Value	Cash Value	Reserve
C. Separate Account Nonguaranteed
(1) Subject to discretionary withdrawal, surrender values or policy loans:
a. Term policies with cash value	$—	$—	$—
b. Universal life	—	—	—
c. Universal life with secondary guarantees	—	—	—
d. Indexed universal life	—	—	—
e. Indexed universal life with secondary guarantees	—	—	—
f. Indexed life	—	—	—
g. Other permanent cash value life insurance	—	—	—
h. Variable life	—	—	—
i. Variable universal life	986,047	977,591	978,930
j. Miscellaneous reserves	—	—	—
(2) Not subject to discretionary withdrawal or no cash values
a. Term policies without cash value	XXX	XXX	—
b. Accidental death benefits	XXX	XXX	—
c. Disability - active lives	XXX	XXX	—
d. Disability - disabled lives	XXX	XXX	—
e. Miscellaneous reserves	XXX	XXX	—

(3) Total (gross: direct + assumed)	986,047	977,591	978,930
(4) Reinsurance ceded	—	—	—

(5) Total (net) (3 minus 4)	$986,047	$977,591	$978,930

Amount
D.
Life and Accident and Health Annual Statement:
1. Exhibit 5, life Insurance Section, Total (net)	$298,273
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	3
3. Exhibit 5, Disability - Active Lives Section, Total (net)	3
4. Exhibit 5, Disability - Disabled lives Section, Total (net)	698
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	1,808

6. Subtotal	300,785

Separate Accounts Annual Statement:
7. Exhibit 3, line 0199999, Column 2	978,930
8. Exhibit 3, line 0499999, Column 2	—
9. Exhibit 3, line 0599999, Column 2	—

10. Subtotal (Lines 7 through 9)	978,930

11. Combined Total (lines 6 plus 10)	$1,279,715

38

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

10.	WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

The withdrawal characteristics of general account and separate account annuity reserves and deposits as of December 31, 2020 and 2019 were as follows:

December 31, 2020 ($’s in thousands)
	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A. INDIVIDUAL ANNUITIES:
1. Subject to discretionary withdrawal:
a. With market value adjustment	$237,852	$34,361	$—	$272,213	5.0%
b. At book value less current surrender charge of 5% or more	158,246	—	—	158,246	2.9%
c. At fair value	21,401	—	478,650	500,051	9.1%

d. Total with market value adjustment or at fair value (Total of a through c)	$417,499	$34,361	$478,650	$930,510	17.0%
e. At book value without adjustment (minimal or no charge or adjustment)	4,122,496	—	—	4,122,496	75.2%
2. Not subject to discretionary withdrawal	424,044	—	4,519	428,563	7.8%

3. Total (gross: direct + assumed)	4,964,039	34,361	483,169	5,481,569	100.0%

4. Reinsurance ceded	2,036,843	34,361	—	2,071,204

5. Total (net) (line 3 minus 4)	$2,927,196	$—	$483,169	$3,410,365

6. Amount included in A.1.b. above that will move to A.1.e. for the first time within the year after the statement date	$10,713	$—	$—	$10,713

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
B. GROUP ANNUITIES:
1. Subject to discretionary withdrawal:
a. With market value adjustment	$214,683	$121	$—	$214,804	64.4%
b. At book value less current surrender charge of 5% or more	570	—	—	570	0.2%
c. At fair value	—	—	28,647	28,647	8.6%

39

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
d. Total with market value adjustment or at fair value (Total of a through c)	215,253	121	28,647	244,021	73.1%
e. At book value without adjustment (minimal or no charge or adjustment)	52,732	—	—	52,732	15.8%
2. Not subject to discretionary withdrawal	36,793	—	107	36,900	11.1%

3. Total (gross: direct + assumed)	304,778	121	28,754	333,653	100.0%

4. Reinsurance ceded	58,300	121	—	58,421

5. Total (net) (line 3 minus 4)	$246,478	$—	$28,754	$275,232

6. Amount included in B.1.b. above that will move to B.1.e. for the first time within the year after the statement date	$116	$—	$—	$116

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
C. DEPOSIT TYPE CONTRACTS
1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
c. At fair value	1,941	—	—	1,941	0.1%

d. Total with market value adjustment or at fair value (Total of a through c)	1,941	—	—	1,941	0.1%
e. At book value without adjustment (minimal or no charge or adjustment)	62,489	—	—	62,489	4.3%
2. Not subject to discretionary withdrawal	1,405,279	—	—	1,405,279	95.6%

3. Total (gross: direct + assumed)	1,469,709	—	—	1,469,709	100.0%

4. Reinsurance ceded	94,440	—	—	94,440

5. Total (net) (line 3 minus 4)	$1,375,269	$—	$—	$1,375,269

6. Amount included in C.1.b. above that will move to C.1.e. for the first time within the year after the statement date	$—	$—	$—	$—

40

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Amount
D.
Life and Accident and Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$3,173,673
2. Exhibit 5, Supplementary Contracts With Life Contingencies (net)	—
3. Exhibit 7, Deposit-Type contracts, Line 14, Column 1	1,375,269

4. Subtotal	4,548,942

Separate Accounts Annual Statement:
5. Exhibit 3, line 0299999, Column 2	511,923
6. Exhibit 3, line 0399999, Column 2	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Other contract deposit funds	—

11. Subtotal	511,923

12. Combined Total	$5,060,865

December 31, 2019 ($’s in thousands)
	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
A. INDIVIDUAL ANNUITIES:
1. Subject to discretionary withdrawal:
a. With market value adjustment	$261,759	$34,221	$—	$295,980	6.8%
b. At book value less current surrender charge of 5% or more	47,407	—	—	47,407	1.1%
c. At fair value	24,155	—	445,888	470,043	10.8%

d. Total with market value adjustment or at fair value (Total of a through c)	333,321	34,221	445,888	813,430	18.7%
e. At book value without adjustment (minimal or no charge or adjustment)	3,035,371	—	—	3,035,371	69.7%
2. Not subject to discretionary withdrawal	501,894	—	4,307	506,201	11.6%

3. Total (gross: direct + assumed)	3,870,586	34,221	450,195	4,355,002	100.0%

4. Reinsurance ceded	952,311	34,221	—	986,532

5. Total (net) (line 3 minus 4)	$2,918,275	$—	$450,195	$3,368,470

6. Amount included in A.1.b. above that will move to A.1.e. for the first time within the year after the statement date	$12,756	$—	$—	$12,756

41

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
B. GROUP ANNUITIES:
1. Subject to discretionary withdrawal:
a. With market value adjustment	$232,235	$217	$—	$232,452	64.7%
b. At book value less current surrender charge of 5% or more	353	—	—	353	0.1%
c. At fair value	—	—	27,375	27,375	7.6%

d. Total with market value adjustment or at fair value (Total of a through c)	232,588	217	27,375	260,180	72.4%
e. At book value without adjustment (minimal or no charge or adjustment)	49,818	—	—	49,818	13.9%
2. Not subject to discretionary withdrawal	49,098	—	104	49,202	13.7%

3. Total (gross: direct + assumed)	331,504	217	27,479	359,200	100.0%

4. Reinsurance ceded	61,206	217	—	61,423

5. Total (net) (line 3 minus 4)	$270,298	$—	$27,479	$297,777

6. Amount included in B.1.b. above that will move to B.1.e. for the first time within the year after the statement date	$—	$—	$—	$—

	General Account	Separate Accounts with Guarantees	Separate Accounts Nonguaranteed	Total	% of Total
C. DEPOSIT TYPE CONTRACTS
1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
c. At fair value	2,440	—	—	2,440	0.4%

d. Total with market value adjustment or at fair value (Total of a through c)	2,440	—	—	2,440	0.4%
e. At book value without adjustment (minimal or no charge or adjustment)	61,122	—	—	61,122	10.6%
2. Not subject to discretionary withdrawal	512,790	—	—	512,790	89.0%

3. Total (gross: direct + assumed)	576,352	—	—	576,352	100.0%

4. Reinsurance ceded	105,879	—	—	105,879

5. Total (net) (line 3 minus 4)	$470,473	$—	$—	$470,473

6. Amount included in C.1.b. above that will move to C.1.e. for the first time within the year after the statement date	$—	$—	$—	$—

42

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Amount
D.
Life and Accident and Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$3,188,573
2. Exhibit 5, Supplementary Contracts With Life Contingencies (net)	—
3. Exhibit 7, Deposit-Type contracts, Line 14, Column 1	470,473

4. Subtotal	3,659,046

Separate Accounts Annual Statement:
5. Exhibit 3, line 0299999, Column 2	477,674
6. Exhibit 3, line 0399999, Column 2	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Other contract deposit funds	—

11. Subtotal	477,674

12. Combined Total	$4,136,720

11.	SEPARATE ACCOUNTS

The Company continues to have variable life policies and variable annuity contracts in-force, however, it stopped issuing new business on these products in 2017 and 2006, respectively. The assets and liabilities of variable life policies and variable annuity contracts are recorded as assets and liabilities of the Separate Accounts and are legally insulated from the General Account, excluding any purchase payments or transfers directed by the contract holder to earn a fixed rate of return which are included in the Company’s General Account assets. The legal insulation of the Separate Accounts assets prevents such assets from being generally available to satisfy claims resulting from the General Account. Separate Accounts which contain variable annuity and variable life business are unit investment trusts registered with the Securities and Exchange Commission (“SEC”). The results of the Separate Accounts related to variable annuity and certain variable life business are reinsured to ALIC pursuant to a modified coinsurance agreement. Other variable life business has been separately reinsured to GILICO pursuant to a modified coinsurance agreement and certain variable life mortality risks have been reinsured to another counterparty pursuant to a Monthly Renewable Term (“MRT”) agreement.

The Separate Accounts allow the contract holder to accumulate funds within a variety of portfolios, at rates which depend upon the return achieved from the types of investments chosen. The net investment experience of the Separate Accounts is credited directly to the contract holder and can be favorable or unfavorable. The assets of each portfolio are held separately from the other portfolios and each has distinct investment objectives and policies. Absent any contract provision wherein the Company provides a guarantee, the contract holders of the variable annuity and variable life products bear the investment risk that Separate Accounts’ funds may not meet their stated investment objectives.

43

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The assets legally insulated and not legally insulated from the general account as of December 31, 2020 and 2019 were attributed to the following products/transactions:

($’s in thousands)	December 31, 2020		December 31, 2019
Product/transaction	Legally insulated assets	Separate Account Assets (Not legally insulated)	Legally insulated assets	Separate Account Assets (Not legally insulated)
Variable annuity contracts	$512,634	$—	$478,509	$—
Variable life policies	1,159,152	—	986,047	—

Total	$1,671,786	$—	$1,464,556	$—

Some of the Separate Account liabilities are guaranteed by the General Account. To compensate the General Account for the risk taken on variable annuity products, the Separate Accounts paid risk charges of $1.0 million, $1.1 million and $1.2 million for the years ended December 31, 2020, 2019 and 2018, respectively. All such guarantees and the related risk charges are reinsured to ALIC. The risk charges related to variable life products are not explicit, but rather embedded within the cost of insurance.

The amounts paid by the General Account for Separate Account guarantees for the years ended December 31, 2020, 2019 and 2018 were $1.6 million, $1.2 million and $2.1 million, respectively. Certain of these guarantees and the related risk charges are reinsured to ALIC.

The Company did not have securities lending transactions within the Separate Accounts at December 31, 2020 or 2019.

An analysis of the Separate Account reserves as of December 31, 2020 was as follows:

($’s in thousands)	Index	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
1. Premiums, considerations or deposits for the year ended 12/31/20	$—	$—	$—	$64,370	$64,370

Reserves at 12/31/20
2. For accounts with assets at:
a. Fair value	—	—	—	1,665,706	1,665,706
b. Amortized cost	—	—	—	—	—

c. Total Reserves	$—	$—	$—	$1,665,706	$1,665,706

3. By withdrawal characteristics:
a. Subject to discretionary withdrawal	$—	$—	$—	$—	$—
b. With market value adjustment	—	—	—	—	—
c. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
d. At fair value	—	—	—	1,661,081	1,661,081
e. At book Value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—

f. Subtotal	—	—	—	1,661,081	1,661,081
g. Not subject to discretionary withdrawal	—	—	—	4,625	4,625

h. Total Reserves	$—	$—	$—	$1,665,706	$1,665,706

4. Reserves for Asset Default Risk in Lieu of AVR	$—	$—	$—	$—	$—

44

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

An analysis of the Separate Account reserves as of December 31, 2019 was as follows:

($’s in thousands)	Index	Nonindexed Guarantee Less Than/Equal to 4%	Nonindexed Guarantee More than 4%	Non-Guaranteed Separate Accounts	Total
1. Premiums, considerations or deposits for the year ended 12/31/19	$—	$—	$—	$68,061	$68,061

Reserves at 12/31/19
2. For accounts with assets at:
a. Fair value	—	—	—	1,456,604	1,456,604
b. Amortized cost	—	—	—	—	—

c. Total Reserves	$—	$—	$—	$1,456,604	$1,456,604

3. By withdrawal characteristics:
a. Subject to discretionary withdrawal	$—	$—	$—	$—	$—
b. With market value adjustment	—	—	—	—	—
c. At book value without market value adjustment and with current surrender charge of 5% or more	—	—	—	—	—
d. At fair value	—	—	—	1,452,193	1,452,193
e. At book Value without market value adjustment and with current surrender charge less than 5%	—	—	—	—	—

f. Subtotal	—	—	—	1,452,193	1,452,193
g. Not subject to discretionary withdrawal	—	—	—	4,411	4,411

h. Total Reserves	$—	$—	$—	$1,456,604	$1,456,604

4. Reserves for Asset Default Risk in Lieu of AVR	$—	$—	$—	$—	$—

The reconciliation of Net Transfers from Separate Accounts (from) to the Statements of Operations of the Separate Account Statement to the Statutory Statements of Operations of the Company for the years ended December 31, 2020, 2019 and 2018 was as follows:

($’s in thousands)	2020	2019	2018
Transfers as reported in the Summary of Operations of the Separate Accounts Statements
Transfers to Separate Accounts	$64,370	$68,061	$72,926
Transfers from Separate Accounts	(109,598)	(131,228)	(133,202)

Net transfers to or (from) Separate Accounts	$(45,228)	$(63,167)	$(60,276)

12.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs

45

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statutory Statements of Admitted Assets, Liabilities, and Capital and Surplus at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level 1 - Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2 - Assets and liabilities whose values are based on the following:

(a)	Quoted prices for similar assets or liabilities in active markets;

(b)	Quoted prices for identical or similar assets or liabilities in markets that are not active; or

(c)	Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3 - Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company’s estimates of the assumptions that market participants would use in valuing the assets and liabilities.

The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

The Company is responsible for the determination of fair value and the supporting assumptions and methodologies. The Company gains assurance that assets and liabilities are appropriately valued through the execution of various processes and controls designed to ensure the overall reasonableness and consistent application of valuation methodologies, including inputs and assumptions, and compliance with accounting standards. For fair values received from third parties or internally estimated, the Company’s processes and controls are designed to ensure that the valuation methodologies are appropriate and consistently applied, the inputs and assumptions are reasonable and consistent with the objective of determining fair value, and the fair values are accurately recorded. For example, on a continuing basis, the Company assesses the reasonableness of individual fair values that have stale security prices or that exceed certain thresholds as compared to previous fair values received from valuation service providers or brokers or derived from internal models.

The Company performs procedures to understand and assess the methodologies, processes and controls of valuation service providers. In addition, the Company may validate the reasonableness of fair values by comparing information obtained from valuation service providers or brokers to other third-party valuation sources for selected securities. The Company performs ongoing price validation procedures such as backtesting of actual sales, which corroborate the various inputs used in internal models to market observable data. When fair value determinations are expected to be more variable, the Company validates them through reviews by members of management who have relevant expertise and who are independent of those charged with executing investment transactions. There were no significant changes made in valuation techniques during 2020 or 2019.

46

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The Company may reclassify assets reported at fair value between levels of the SSAP No. 100 fair value hierarchy if appropriate based on changes in the quality of valuation inputs available during a reporting period. The policy governing when these transfers are recognized did not change during 2020 or 2019. There are no transfers between Level 2 and Level 3 during 2020 or 2019 for assets measured at fair value.

The Company’s assets and liabilities by classification measured at fair value as of December 31, 2020 were as follows:

($’s in thousands)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets at fair value:
Options	$17,949	$—	$—	$—	$17,949
Separate account assets	1,671,786	—	—	—	1,671,786

Total assets at fair value	$1,689,735	$—	$—	$—	$1,689,735

Liabilities at fair value:
Derivatives
Options	$9,032	$—	$—	$—	$9,032

	$9,032	$—	$—	$—	$9,032

Separate account liabilities	$1,671,786	$—	$—	$—	$1,671,786

Total liabilities at fair value	$1,680,818	$—	$—	$—	$1,680,818

The Company’s assets and liabilities by classification measured at fair value as of December 31, 2019 were as follows:

($’s in thousands)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets at fair value:
Options	$18,388	$—	$—	$—	$18,388
Separate account assets	1,464,556	—	—	—	1,464,556

Total assets at fair value	$1,482,944	$—	$—	$—	$1,482,944

Liabilities at fair value:
Separate account liabilities	1,464,556	—	—	—	1,464,556

Total liabilities at fair value	$1,464,556	$—	$—	$—	$1,464,556

47

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2020 were as follows:

($’s in thousands)	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets at fair value:
Bonds	$8,838,661	$8,074,319	$582,707	$8,204,724	$3,960	$47,269	$—
Preferred stocks	128,492	122,120	—	117,492	11,000	—	—
Common stocks	46,472	46,472	—	—	—	10,484	35,988
Mortgage loans	727,860	721,238	—	—	727,860	—	—
Contract loans	35,744	35,744	—	—	35,744	—	—
Derivative assets	8,917	8,917	8,917	—	—	—	—
Other invested assets	195,618	185,825	—	79,450	61,684	54,485	—
Cash and short-term investments	562,782	562,782	562,782	—	—	—	—
Derivatives collateral	—	—	—	—	—	—	—
Separate account assets	1,671,786	1,671,786	1,671,786	—	—	—	—
Liabilities at fair value:
Deposit liabilities	$1,399,118	$1,375,269	$—	$—	$1,399,118	$—	$—
Separate account liabilities	1,671,786	1,671,786	1,671,786	—	—	—	—

The carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2019 was as follows:

($’s in thousands)	Aggregate Fair Value	Admitted Assets	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets at fair value:
Bonds	$6,839,757	$6,361,622	$38,582	$6,788,028	$13,147	$—	$—
Preferred stocks	14,800	14,800	—	14,800	—	—	—
Common stocks	8,479	8,479	—	—	—	—	8,479
Mortgage loans	735,948	721,831	—	—	735,948	—	—
Contract loans	33,622	33,622	—	—	33,622	—	—
Derivative assets	18,388	18,388	18,388	—	—	—	—
Other invested assets	50,753	45,752	—	50,753	—	—	—
Cash and short-term investments	250,510	250,510	250,510	—	—	—	—
Derivatives collateral	300	300	300	—	—	—	—
Separate account assets	1,464,556	1,464,556	1,464,556	—	—	—	—
Liabilities at fair value:
Deposit liabilities	$473,016	$470,472	$—	$—	$473,016	$—	$—
Separate account liabilities	1,464,556	1,464,556	1,464,556	—	—	—	—

48

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash and short-term investments – The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. Cash and short-term investments include money market instruments, highly liquid debt instruments and certain other investments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1.

Bonds and redeemable preferred stock – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, market activity or other inputs observable in the market. The Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.

Indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, pricing overrides may be used. Internally developed valuations are generally included in Level 3 in the fair value hierarchy.

The fair value of private fixed maturities and redeemable preferred stock, which are comprised of investments in private placement securities are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including observed prices and spreads for similar publicly traded or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.

Common stocks – The Company’s investment in FHLB stock is not practicable to measure fair value due to the redemption provisions. Therefore, carrying value approximates fair value.

Mortgage loans – The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate plus an appropriate credit spread for similar quality loans.

Derivatives – The estimated fair value of derivatives is determined through the use of quoted market prices for exchange-traded derivatives.

49

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Other invested assets – The Company’s other invested assets consist of investments in surplus notes as well as limited partnerships and collateral loans. Investments in surplus notes are 144A institutionally traded private placements. Pricing is readily available from multiple pricing sources and therefore these are reflected in Level 2. Collateral loans are shown as Level 3 based on discounted cash flows and value of underlying collateral which may utilize unobservable inputs. Limited partnerships are reported at NAV, where available, or Level 3 based on their reliance on unobservable inputs.

Contract loans – The fair value of contract loans is determined by estimating future policy loan cash flows and discounting the cash flows at the current loan coupon rate. As a result, the carrying value of the contract loans approximates the fair value.

Separate Accounts – Separate account assets and liabilities consist principally of investments in mutual fund shares. The fair values are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy.

Deposit Liabilities – Only the portion of deposit liabilities with defined or contractual maturities are reflected in the table above. The fair value is based upon the present value of the expected future cash flows.

13.	FEDERAL INCOME TAXES

The Company and Lancaster Re file a consolidated life insurance federal income tax return. The method of allocation among the companies is subject to a written agreement approved by the NE DOI and the Board of Directors (the “Tax Allocation Agreement”). The Company and Lancaster Re determine their respective income tax expense or benefit and related liability or recoverable as if they each filed separate company tax returns. Neither the Company nor Lancaster Re is required to make any payments with respect to the utilization of any losses or other tax attributes that reduce the overall consolidated tax liability until such time the member with such losses or tax attributes could have otherwise used its losses or tax attributes on a separate company basis. In this regard, any benefit of filing a consolidated tax return as compared to the sum of the tax liabilities computed on a separate entity basis shall reside at the Company until such time as payment is required under the Tax Allocation Agreement. The Company is also responsible for preparing the group’s tax returns and controlling tax audits. Intercompany tax balances are settled on a quarterly basis and a final true up is made after the filing of the federal income tax return, as prescribed by the terms of the Tax Allocation Agreement.

The Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows. Therefore, the Company did not record a liability for unrecognized tax contingencies/benefits at December 31, 2020 or 2019. As of December 31, 2020, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date. No amounts have been accrued for interest or penalties.

The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance if necessary to reduce the DTAs to an amount which is more likely than not to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors including: (1) the nature of the DTAs and DTLs; (2) whether they are ordinary or capital; (3) the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time carryovers can be utilized; (6) unique tax rules that would impact the utilization of the DTAs and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused.

50

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The components of the Company’s net DTAs and DTLs as of December 31, 2020 and 2019 were as follows:

($’s in thousands)		12/31/2020			12/31/2019			Change
		(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
		Ordinary	Capital	(Col. 1 + 2) Total	Ordinary	Capital	(Col. 4 + 5) Total	(Col. 1 - 4) Ordinary	(Col. 2 - 5) Capital	(Col. 7 + 8) Total
a.	Gross Deferred Tax Assets	$93,225	$455	$93,680	$75,931	$641	$76,572	$17,294	$(186)	$17,108
b.	Statutory Valuation Allowance Adjustment	—	—	—	—	—	—	—	—	—
c.	Adjusted Gross Deferred Tax Assets (a - b)	93,225	455	93,680	75,931	641	76,572	17,294	(186)	17,108
d.	Deferred Tax Assets Nonadmitted	54,997	—	54,997	34,088	—	34,088	20,909	—	20,909

e.	Subtotal Net Admitted Deferred Tax Asset (c - d)	38,228	455	38,683	41,843	641	42,484	(3,615)	(186)	(3,801)
f.	Deferred Tax Liabilities	(5,063)	(455)	(5,518)	(14,813)	(641)	(15,454)	9,750	186	9,936

g.	Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability) (e - f)	$33,165	$—	$33,165	$27,030	$—	$27,030	$6,135	$—	$6,135

The component amounts of the Company’s net admitted DTAs by tax character as of December 31, 2020 and 2019 were as follows:

($’s in thousands)		December 31, 2020			December 31, 2019			Change
		(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)	(9)
		Ordinary	Capital	(Col. 1 + 2) Total	Ordinary	Capital	(Col. 4 + 5) Total	(Col. 1 -4) Ordinary	(Col. 2 - 5) Capital	(Col. 7 + 8) Total
	Admission Calculation Components SSAP No. 101
a.	Federal Income Taxes Paid in Prior Years Recoverable Through Loss Carrybacks	$—	$—	$—	$—	$—	$—	$—	$—	$—
b.	Adjusted Gross Tax Assets Expected to Be Realized (Excluding the Amount of Deferred Tax Assets from a) above) After Application of the Threshold Limitation. (The Lesser of (b)1 and (b)2 Below)	33,165	—	33,165	27,030	—	27,030	6,135	—	6,135
	1. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following the Balance Sheet Date	33,165	—	33,165	27,030	—	27,030	6,135	—	6,135
	2. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold	xxx	xxx	57,468	xxx	xxx	48,837	xxx	xxx	8,631
c.	Adjusted Gross Deferred Tax Assets (Excluding the Amount of Deferred Tax Assets from a) and b) above) Offset by Gross Deferred Tax Liabilities	5,063	455	5,518	14,813	641	15,454	(9,750)	(186)	(9,936)

d	Total Admitted under 11a) through 11c)	$38,228	$455	$38,683	$41,843	$641	$42,484	$(3,615)	$(186)	$(3,801)

51

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The recovery period and threshold limitation information as of December 31, 2020 and December 31, 2019 were as follows:

($’s in thousands)	2020	2019
Ratio Percentage Used to Determine Recovery Period and Threshold Amount Limitation	715.9%	689.5%
Amount of Adjusted Capital and Surplus Used to Determine Recovery Period and Threshold Limitation in (b)2 above.	$446,575	$378,449

The impact of tax planning strategies, as used in the Company’s SSAP No. 101 calculation, on adjusted gross and net admitted DTAs as of December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019		Change
	(1)	(2)	(3)	(4)	(5)	(6)
($’s in thousands)	Ordinary	Capital	Ordinary	Capital	(Col. 1 -3) Ordinary	(Col. 2 - 4) Capital
Impact of Tax Planning Strategies
Determination of adjusted gross deferred tax assets and net admitted deferred tax assets, by tax character as a percentage
1. Adjusted Gross DTAs Amount	$93,225	$455	$75,931	$641	$17,294	$(186)
2. Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
3. Net admitted Adjusted Gross DTAs amount	$38,228	$455	$41,843	$641	$(3,615)	$(186)
4. Percentage of Net Admitted Adjusted Gross DTAs by Tax Character Admitted Because of the Impact of Tax Planning Strategies	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%

The Company did not utilize tax planning strategies related to reinsurance.

The Company has an investment in Lancaster Re for which it has not recorded deferred taxes at this time. The amount of any deferred tax balance attributable to this investment has not yet been quantified. Aside from the Company’s investment in Lancaster Re, the Company has no temporary differences for which deferred taxes have not been established as of December 31, 2020 or 2019.

52

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The Company’s significant components of income taxes incurred for the years ended December 31, 2020, 2019 and 2018 were as follows:

($’s in thousands)	2020	2019	2018
Current Income Tax:
Federal income tax expense (benefit) from operations	$(24,822)	$(31,140)	$(4,090)
Federal income tax on net capital gains (losses)	58,264	31,484	(20,649)

Federal and foreign income taxes incurred (benefit)	$33,442	$344	$(24,739)

The Company’s significant components of the Company’s DTAs and DTLs as of December 31, 2020 and 2019 were as follows:

($’s in thousands)	December 31, 2020	December 31, 2019	Change
Deferred Tax Assets:
Ordinary:
Policyholder reserves	$8,867	$6,880	$1,987
Investments	—	—	—
Deferred acquisition costs	80,989	66,841	14,148
Receivables — nonadmitted	2,201	809	1,392
Other (including items <5% of total ordinary tax assets)	1,168	1,401	(233)

Subtotal	93,225	75,931	17,294
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	54,997	34,088	20,909

Admitted ordinary deferred tax assets	38,228	41,843	(3,615)
Capital:
Investments	455	641	(186)
Other (unrealized gains)	—	—	—

Subtotal	455	641	(186)
Statutory valuation allowance adjustment	—	—	—
Nonadmitted	—	—	—

Admitted capital deferred tax assets	455	641	(186)

Admitted deferred tax assets	38,683	42,484	(3,801)

Deferred Tax Liabilities
Ordinary
Investments	(2,260)	(2,693)	433
Deferred and uncollected premium	(2,193)	(11,297)	9,104

Subtotal	(4,453)	(13,990)	9,537

53

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

($’s in thousands)	December 31, 2020	December 31, 2019	Change
Capital
Investments	(1,065)	(1,464)	399
Other (unrealized gains)	—	—	—

Subtotal	(1,065)	(1,464)	399
Deferred tax liabilities	(5,518)	(15,454)	9,936

Net deferred tax assets (liabilities)	$33,165	$27,030	$6,135

The change in net deferred income taxes was comprised of the following:

($’s in thousands)	December 31, 2020	December 31, 2019	Change
Total deferred tax assets	$93,680	$76,572	$17,108
Total deferred tax liabilities	(5,518)	(15,454)	9,936

Net deferred tax asset (liability)	$88,162	$61,118	27,044

Tax effect of unrealized gains (losses)			—

Change in net deferred income tax			$27,044
Tax effect of non-admitted assets			(1,392)

Change in net deferred income tax per rate reconciliation			$25,652

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 21% to income before income taxes for 2020, 2019 and 2018, respectively. The significant items causing this difference for the years ended December 31, 2020, 2019 and 2018 were as follows:

($’s in thousands)	December 31, 2020		December 31, 2019		December 31, 2018
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Provision computed at statutory rate	$16,519	21.00%	$7,244	21.00%	$2,307	21.00%
IMR amortization	(28,035)	-35.64%	(6,083)	-17.64%	(8,454)	-76.97%
Transfer of IMR	46,323	58.89%	21,630	62.71%	(7,572)	-68.94%
IMR ceded	—	0.00%	(6,988)	-20.26%	—	0.00%
Amortization of initial ceding commission	10,220	12.99%	(3,374)	-9.78%	(3,368)	-30.67%
Adjustment for tax allocation agreement	(14,687)	-18.67%	(7,919)	-22.96%	(9,359)	-85.21%
Tax rate change	—	0.00%	343	1.00%	(8,917)	-81.18%
CARES Act (2018 & 2019 NOL Carryback)	(21,537)	-27.38%	—	0.00%	—	0.00%
Change in DTA on nonadmitted assets	—	0.00%	—	0.00%	—	0.00%
Other	(1,013)	-1.29%	1,919	5.56%	(3,904)	-35.55%

Total	$7,790	9.90%	$6,772	19.63%	$(39,267)	-357.52%

54

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

($’s in thousands)	December 31, 2020		December 31, 2019		December 31, 2018
	Amount	Effective Tax Rate	Amount	Effective Tax Rate	Amount	Effective Tax Rate
Current income taxes incurred	$33,442		$344		$(24,739)
Change in net deferred income taxes	(25,652)		6,428		(14,528)

Total statutory income taxes	$7,790		$6,772		$(39,267)

For both years ended December 31, 2020 and 2019, the Company had no tax credit carryforwards and no net operating loss or capital loss carryforwards. The Company had approximately $54.7 million of income taxes paid in prior years available for recoupment in the event of future net capital losses at December 31, 2020. The Company did not have deposits admitted under Section 6603 of the Internal Revenue Code as of December 31, 2020. There was no alternative minimum tax credit as of December 31, 2020 or 2019.

On March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (‘CARES’) Act was enacted in the U.S. to provide relief to companies in the midst of the COVID-19 pandemic and to stimulate the economy. The assistance includes tax relief and government loans, grants and investments for entities in affected industries. The Company reviewed key provisions regarding the carryback of certain net operating losses arising in 2018 and 2019 to the five prior years and determined as of December 31, 2020, tax benefits of $21.5 million have been accrued to reflect the 2018 and 2019 carryback filings.

14.	CAPITAL AND SURPLUS AND DIVIDEND RESTRICTIONS

The Company had 30,000 common shares authorized and 25,000 shares issued and outstanding at December 31, 2020 and 2019. All shares had a par value of $100 per share.

The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of Nebraska has enacted laws governing the payment of dividends to stockholders by domestic insurers. Pursuant to state statues, the maximum amount of dividends and other distributions that a domestic insurer may pay in any twelve-month period without the prior approval of the Nebraska Director of Insurance (the “NE DOI Director”) is limited to the greater of: (i) 10% of its statutory surplus as of the preceding December 31; or (ii) the Company’s statutory net gain from operations for the preceding calendar year. See Note 2 for more information related to the payment of dividends.

15.	RISK-BASED CAPITAL

Life and health insurance companies are subject to certain Risk-based Capital (“RBC”) requirements as specified by the NAIC. The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have as determined under NAIC SAP taking into account the risk characteristics of its investments and products. The Company has exceeded the minimum RBC requirements at December 31, 2020.

16.	COMMITMENTS AND CONTINGENT LIABILITIES

Regulation and Compliance

The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker

55

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company’s business, if any, are uncertain.

The Company is currently being examined by certain states for compliance with unclaimed property laws, premium tax filings and market conduct. It is possible that these examinations may result in additional payments to states and to changes in the Company’s practices and procedures, which could impact benefit payments, operating expenses and reserves, among other consequences; however, it is not likely to have a material effect on the financial statements of the Company.

The Company is assessed amounts by the state guaranty funds to cover losses to policyholders of insolvent or rehabilitated insurance companies. Those mandatory assessments may be partially recovered through a reduction in future premium taxes in certain states. As of December 31, 2020 and December 31, 2019, the Company accrued $3.8 million, respectively, for guaranty fund assessments. As of December 31, 2020 and December 31, 2019, the Company had accrued $3.5 million and $3.4 million, respectively, for the related premium tax offset expected to be received. The period over which these assessments are expected to be paid varies. Premium tax offsets are realized on a straight-line basis over the period allowed by each individual state once the guaranty fund assessment has been paid. The Company did not recognize an impairment loss on the premium tax offsets in 2020, 2019 or 2018. The liabilities or assets related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were not material as of December 31, 2020 and 2019.

Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2020 ($’s in thousands):

	Guaranty fund assessment		Related assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
American Network Insurance Company	$19	$12	$18	$11
Penn Treaty Network America Insurance Company	$201	$111	$56	$17

The discount rate applied as of December 31, 2020 was 4.25%.

The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2020 were as follows:

	Payables			Recoverables
Name of Insolvency	Number of jurisdictions	Range of years	Weighted average number of years	Number of jurisdictions	Range of years	Weighted average number of years
American Network Insurance Company	25	13-58	49	22	13-58	49
Penn Treaty Network America Insurance Company	7	41-54	52	5	41-54	49

56

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Liabilities and assets, discounted and undiscounted, related to guaranty fund assessments arising from insolvencies of entities that wrote long-term care contracts were as follows as of December 31, 2019 ($’s in thousands):

	Guaranty fund assessment		Related assets
Name of Insolvency	Undiscounted	Discounted	Undiscounted	Discounted
American Network Insurance Company	$19	$12	$18	$11
Penn Treaty Network America Insurance Company	$218	$122	$73	$29

The discount rate applied as of December 31, 2019 was 4.25%.

The number of jurisdictions, ranges of years used to discount and weighted average number of years of the discounting time period for payables and recoverables by insolvency in 2019 were as follows:

	Payables			Recoverables
Name of Insolvency	Number of jurisdictions	Range of years	Weighted average number of years	Number of jurisdictions	Range of years	Weighted average number of years
American Network Insurance Company	25	14-59	50	22	14-59	50
Penn Treaty Network America Insurance Company	9	42-55	53	7	42-55	50

Retained Assets

Effective April 1, 2014, the Company ceased offering Allstate Advantage Accounts (“Allstate Advantage”). Those retained asset accounts previously offered through the Allstate Advantage Account remain reinsured to ALIC. The Allstate Advantage accounts were offered to beneficiaries of certain life policies when the death benefit proceeds payable were $50,000 or greater, and for certain annuity contracts for proceeds of $10,000 or greater. The retained asset accounts are reported on a direct basis and fully reinsured. The Allstate Advantage accounts enabled beneficiaries to deposit benefit proceeds into an interest-bearing checking account in the beneficiaries’ name at the Northern Trust Company. The beneficiaries may draw upon these funds at their discretion, including an immediate withdrawal of the funds in full. During 2020, the Allstate Advantage accounts earned interest at an average interest rate of 0.25%, while earning an average interest rate of 0.5% in 2019 and 2018. These accounts are not FDIC insured.

The Company also offers to beneficiaries of certain life policies the option to deposit proceeds into a deposit fund, which continues to credit interest in accordance with the terms of the original contract. The interest rate credited to these deposit funds ranged from 2.0% to 4.0% in 2020 and 2019, respectively.

57

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The Company had the following amount and number of assets retained in deposit funds as of December 31, 2020 and 2019:

($’s in thousands)	December 31, 2020		December 31, 2019
	Number	Balance	Number	Balance
a. Up to and including 12 months	4	$28	10	$6,518
b. 13 to 24 months	9	5,887	8	649
c. 25 to 36 months	8	672	11	317
d. 37 to 48 months	9	281	—	—
e. 49 to 60 months	—	—	—	—
f. Over 60 months	—	—	—	—

g. Total	30	$6,868	29	$7,484

The activity in the Company’s assets retained in deposit funds for the years ended December 31, 2020, 2019 and 2018 was as follows:

	2020		2019		2018
($’s in thousands)	Individual		Individual		Individual
	Number	Balance	Number	Balance	Number	Balance
Number/balance of retained asset accounts, beginning of year	29	$7,484	23	$1,374	19	$740
Number/amount of retained asset accounts issued/added during the year	4	176	10	7,289	13	1,152
Investment earnings credited to retained asset accounts during the year	N/A	242	N/A	131	N/A	45
Fees and other charges assessed to retained asset accounts during the year	N/A	—	N/A	—	N/A	—
Number/amount of retained asset accounts transferred to state unclaimed property funds during the year	—	—	—	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	(3)	(1,034)	(4)	(1,310)	(9)	(563)

Number/balance of retained asset accounts, end of year	30	$6,868	29	$7,484	23	$1,374

Leases

The Company leases office space under a non-cancellable operating lease agreement. The Company paid $0.2 million pursuant to this operating lease during each of the years ended December 31, 2020, 2019 and 2018. The minimum aggregate rental commitments as of December 31, 2020 and 2019 were immaterial.

Unfunded commitments

The company has commitments to provide additional capital contributions of $71.1 million to joint ventures, partnerships and limited liability companies at December 31, 2020.

58

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

Litigation and Other Matters

The Company is involved from time to time in judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its business. Management believes, based on currently available information, that the results of such proceedings, in the aggregate, will not have a material adverse effect on the Company’s financial condition. Given the inherent difficulty of predicting the outcome of the Company’s litigation and regulatory matters, particularly in cases or proceedings in which substantial or indeterminate damages or fines are sought, the Company cannot estimate losses or ranges of losses for cases or proceedings where there is only a reasonable possibility that a loss may be incurred. However, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position or results of operations.

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, information technology agreements, and service agreements. The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws. The Company believes any potential liability under these agreements is neither probable nor estimable. Therefore, the Company has not recorded any associated liability.

Pledged or Restricted Assets

The following were restricted assets (including pledged assets) as of December 31, 2020 ($’s in thousands):

		Gross (Admitted & Nonadmitted) Restricted							Current Year
		Current Year									Percentage
		1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category		Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Nonadmitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets (c)	Admitted Restricted to Total Admitted Assets (d)
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
b.	Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
c.	Subject to repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
d.	Subject to reverse repurchase agreement	—	—	—	—	—	—	—	—	—	0.0%	0.0%
e.	Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%

59

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

		Gross (Admitted & Nonadmitted) Restricted							Current Year
		Current Year									Percentage
		1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category		Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Nonadmitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets (c)	Admitted Restricted to Total Admitted Assets (d)
g.	Placed under option contracts	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
h.	Letter stock or securities restricted as to sale — excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0%	0.0%
i.	FHLB capital stock	35,988	—	—	—	35,988	8,479	27,509	—	35,988	0.3%	0.3%
j.	On deposit with states	7,740	—	—	—	7,740	7,742	(2)	—	7,740	0.1%	0.1%
k.	On deposit with other regulatory bodies	591	—	—	—	591	591	—	—	591	0.0%	0.0%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	1,429,652	—	—	—	1,429,652	525,065	904,587	—	1,429,652	12.1%	12.3%
m.	Pledged as collateral not captured in other categories	—	—	—	—	—	300	(300)	—	—	0.0%	0.0%
n.	Other restricted assets	—	—	—	—	—	—	—	—	—	0.0%	0.0%
o.	Total Restricted Assets	$1,473,971	$—	$—	$—	$1,473,971	$542,177	$931,794	$—	$1,473,971	12.5%	12.7%

	(a) subset of column 1						(c) Column 5 divided by Asset Page, Column 1, Line 28
	(b) subset of column 3						(d) Column 9 divided by Asset Page, Column 3, Line 28

60

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2020 ($’s in thousands):

	Gross (Admitted and Nonadmitted) Restricted								Percentage
	Current Year
	1	2	3	4	5	6	7	8	9	10
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross (Admitted and Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives collateral	$—	$—	$—	$—	$—	$300	$(300)	$—	0.0%	0.0%
Total	$—	$—	$—	$—	$—	$300	$(300)	$—	0.0%	0.0%

(a) subset of column 1
(b) subset of column 3

The following were restricted assets (including pledged assets) as of December 31, 2019 ($’s in thousands):

		Gross (Admitted & Nonadmitted) Restricted							Current Year
		Current Year									Percentage
		1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category		Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Nonadmitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets (c)	Admitted Restricted to Total Admitted Assets (d)
a.	Subject to contractual obligation for which liability is not shown	$—	$—	$—	$—	$—	$—	$—	$—	$—	0.0%	0.0%
b.	Collateral held under security lending agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
c.	Subject to repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
d.	Subject to reverse repurchase agreement	—	—	—	—	—	—	—	—	—	0.0%	0.0%
e.	Subject to dollar repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
f.	Subject to dollar reverse repurchase agreements	—	—	—	—	—	—	—	—	—	0.0%	0.0%
g.	Placed under option contracts	—	—	—	—	—	—	—	—	—	0.0%	0.0%
h.	Letter stock or securities restricted as to sale - excluding FHLB capital stock	—	—	—	—	—	—	—	—	—	0.0%	0.0%
i.	FHLB capital stock	8,479	—	—	—	8,479	6,988	1,491	—	8,479	0.1%	0.1%

61

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

		Gross (Admitted & Nonadmitted) Restricted							Current Year
		Current Year									Percentage
		1	2	3	4	5	6	7	8	9	10	11
Restricted Asset Category		Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase / (Decrease) (5 minus 6)	Total Nonadmitted Restricted	Total Admitted Restricted (5 minus 8)	Gross (Admitted & Nonadmitted) Restricted to Total Assets (c)	Admitted Restricted to Total Admitted Assets (d)
j.	On deposit with states	$7,742	$—	$—	$—	$7,742	$7,744	$(2)	$—	$7,742	0.1%	0.1%
k.	On deposit with other regulatory bodies	590	—	—	—	590	590	—	—	590	0.0%	0.0%
l.	Pledged as collateral to FHLB (including assets backing funding agreements)	525,065	—	—	—	525,065	516,263	8,802	—	525,065	5.6%	5.7%
m.	Pledged as collateral not captured in other categories	300	—	—	—	300	950	(650)	—	300	0.0%	0.0%
n.	Other restricted assets	—	—	—	—	—	—	—	—	—	0.0%	0.0%
o.	Total Restricted Assets	$542,176	$—	$—	$—	$542,176	$532,535	$9,641	$—	$542,176	5.8%	5.9%

	(a) subset of column 1						(c) Column 5 divided by Asset Page, Column 1, Line 28
	(b) subset of column 3						(d) Column 9 divided by Asset Page, Column 3, Line 28

The following were assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, were reported in the aggregate) as of December 31, 2019 ($’s in thousands):

	Gross (Admitted and Nonadmitted) Restricted								Percentage
	Current Year
	1	2	3	4	5	6	7	8	9	10
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity (a)	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity (b)	Total (1 plus 3)	Total From Prior Year	Increase/ (Decrease) (5 minus 6)	Total Current Year Admitted Restricted	Gross (Admitted and Nonadmitted) Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Derivatives collateral	$300	$—	$—	$—	$300	$950	$(650)	$300	0.0%	0.0%
Total	$300	$—	$—	$—	$300	$950	$(650)	$300	0.0%	0.0%

(a) subset of column 1
(b) subset of column 3

62

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

17.	DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

The aggregate amount of direct premiums written/produced by managing general agents (“MGA”)/third party administrators (“TPA”) was $828.5 million, $865.3 million and $929.8 million for the years ended December 31, 2020, 2019 and 2018, respectively, which exceeded 5% of the Company’s surplus for each year. All direct premiums written/produced by MGA/TPA were ceded to ALIC or other external reinsurers. Information for each MGA/TPA was as follows:

($’s in thousands)					2020	2019	2018
Name of MGA/TPA	FEIN Number	Exclusive Contract	Types of Business Written	Types of Authority Granted	Total Direct Premiums Written/ Produced	Total Direct Premiums Written/ Produced	Total Direct Premiums Written/ Produced
Allstate Life Insurance Company 3075 Sanders Road Northbrook, IL 60062	36-2554642	No	Individual life, group life, variable life, variable annuities, group annuities	U, C, CA, P, R	$771,907	$808,462	$872,588
LifeCare Assurance Company 6400 Canoga Avenue, Suite 100 Woodland Hills, CA 91365	86-0388413	No	Long-term care, home health care	U, C, CA, P, R	56,598	56,811	57,217

					$828,505	$865,273	$929,805

18.	PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations, net of reinsurance, at December 31, 2020 and 2019 were as follows:

($’s in thousands)	December 31, 2020		December 31, 2019
	Gross	Net of Loading	Gross	Net of Loading
Ordinary new business	$513	$478	$446	$359
Ordinary renewal	20,822	22,386	29,430	18,328
Group life	(29,919)	(29,769)	(23,298)	(23,033)

Total	$(8,584)	$(6,905)	$6,578	$(4,346)

19.	FEDERAL HOME LOAN BANK AGREEMENTS

Through its FHLB membership, the Company has used proceeds received from the issuance of funding agreements to improve the risk profile on its retained deferred annuities and on its universal life secondary guarantee products which are ultimately reinsured with Lancaster Re.

The amount of FHLB capital stock held as of December 31, 2020 and 2019 was as follows:

($’s in thousands)	December 31, 2020	December 31, 2019
Membership Stock – Class B	$320	$10
Activity Stock	26,040	8,199
Excess Stock	9,628	270

Total	$35,988	$8,479

63

LINCOLN BENEFIT LIFE COMPANY

NOTES TO STATUTORY STATEMENTS

DECEMBER 31, 2020

None of the Company’s membership stock held as of December 31, 2020 was eligible for redemption.

The Company reported aggregate funding agreements and deposit liabilities of $1,302.0 million and $409.9 million as of December 31, 2020 and 2019, respectively. These funding agreements are not subject to any prepayment obligations. The Company’s maximum aggregate borrowings from the FHLB at any time during the years ended December 31, 2020 and 2019 was $1,302.0 million and $422.7 million, respectively. The Company has determined that the actual or estimated maximum borrowing capacity as of December 31, 2020 and 2019 based on FHLB of Chicago regulatory and or FHLB specific borrowing limits was $3.5 billion and $3.6 billion, respectively.

The carrying value and fair value of collateral pledged as of December 31, 2020 and 2019 were as follows ($’s in thousands):

	December 31, 2020	December 31, 2019
Carrying Value	$1,429,652	$525,064
Fair Value	1,546,739	538,633

The carrying value and fair value of the maximum amounts of collateral pledged during the years ended December 31, 2020 and 2019 were as follows ($’s in thousands):

	December 31, 2020	December 31, 2019
Carrying Value	$1,484,187	$575,082
Fair Value	1,568,638	578,203

20.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through April 15, 2021, the date that these financial statements were available to be issued.

*****

64